File No. 2-88816

811-3940

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N‑1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              [X]

     Pre‑Effective Amendment No.                                          [__]

     Post‑Effective Amendment No.66                                  [X]

                                      and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [X]

     Amendment No.66                                                 [X]

(Check appropriate box or boxes.)

STRATEGIC FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

c/o The Dreyfus Corporation

200 Park Avenue, New York, New York 10166

(Address of Principal Executive Offices)(Zip Code)

     Registrant's Telephone Number, including Area Code: (212) 922-6000

Michael A. Rosenberg, Esq.

200 Park Avenue

New York, New York 10166

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

           immediately upon filing pursuant to paragraph (b)

     ----

           on December 30, 2010 pursuant to paragraph (b)

     ----

           60 days after filing pursuant to paragraph (a)(1)

     ----

           on (date)  pursuant to paragraph (a)(1)

     ----

           75 days after filing pursuant to paragraph (a)(2)

     ----

           on     (date)      pursuant to paragraph (a)(2) of Rule 485

     ----

If appropriate, check the following box:

           this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

     ----

Dreyfus Allocation Funds

Dreyfus Conservative Allocation Fund (SCALX)

Dreyfus Moderate Allocation Fund (SMDAX)
Dreyfus Growth Allocation Fund (SGALX)

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Contents

Fund Summary
Dreyfus Conservative Allocation Fund	1
Dreyfus Moderate Allocation Fund	5
Dreyfus Growth Allocation Fund	9

Fund Details
Goal and Approach	13
Investment Risks	16
Management	19

Shareholder Guide
Buying and Selling Shares	21
General Policies	23
Distributions and Taxes	24
Services for Fund Investors	25
Financial Highlights	27

For More Information
See back cover.

Fund Summary

Dreyfus Conservative Allocation Fund
Investment Objective

The fund seeks current income with some consideration for capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	none
Other expenses (including shareholder services fees)	2.76%
Underlying funds fees	.67%
Total annual fund and underlying funds operating expenses	3.43%
Fee waiver and/or expense reimbursement	(2.03)%
Total annual fund and underlying funds operating expenses*(after fee waiver and/or expense reimbursement)	1.40%

*The Dreyfus Corporation has contractually agreed, until January 1, 2012, to assume the expenses of the fund so that the total annual fund and underlying funds operating expenses (excluding taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed
1.40%.

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The one-year example and the first year of the three-, five-, and ten- years examples are based on net operating expenses, which reflect the expense waiver/reimbursement by The Dreyfus Corporation. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$143	$864	$1,609	$3,576

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. For the period October 1, 2009 (commencement of operations) through August 31, 2010, the fund’s portfolio turnover rate was 36.82% of the average value of its portfolio.

Principal Investment Strategy

To pursue its goal, the fund normally allocates its assets among other mutual funds advised by The Dreyfus Corporation or its affiliates, referred to as underlying funds, that invest in a wide range of equity and fixed income securities. The fund normally allocates 60% of its assets to the fixed income asset class and 40% of its assets to the equity asset class by investing in underlying funds that invest primarily in fixed income and equity securities, respectively. The fund may invest in underlying funds that invest in U.S. and international fixed income securities, which comprise the fixed income asset category. The fund also may invest in underlying funds that invest in U.S. large-, mid- and small-cap equity securities, international equity securities, emerging markets equity securities and global equity securities, which comprise the equity asset category.

Although an investor may achieve the same level of diversification by investing directly in a variety of Dreyfus-managed funds, the fund provides investors with a means to simplify their investment decisions by investing in a single diversified portfolio. The fund is designed for investors with lower risk tolerances.

The underlying funds are selected by the Dreyfus Investment Committee based on their investment objectives and management policies, portfolio holdings, risk/reward profiles, historical performance, and other factors, including the correlation and covariance among the underlying funds. The underlying funds in which the fund may invest, as of the date of this Summary Prospectus, are as follows:

Equity Investments
U.S. Large-Cap	International
Dreyfus Appreciation Fund, Inc.	Dreyfus/Newton International Equity Fund
Dreyfus Alpha Growth Fund	Dreyfus International Equity Fund
Dreyfus Research Growth Fund	Dreyfus International Value Fund
Dreyfus Strategic Value Fund	International Stock Fund
Dreyfus/The Boston Company Large Cap Core Fund	Dreyfus International Stock Index Fund
Dreyfus U.S. Equity Fund	Emerging Markets
Dreyfus BASIC S&P 500 Stock Index Fund	Dreyfus Emerging Markets Fund
U.S. Mid-/Small-Cap	Global
Dreyfus Select Managers Small Cap Value Fund	Dreyfus Global Absolute Return Fund
Dreyfus Opportunistic Midcap Value Fund	Dreyfus Global Real Estate Securities Fund
Dreyfus S&P STARS Opportunities Fund
Dreyfus/The Boston Company Small/Mid Cap Growth Fund
Dreyfus Smallcap Stock Index Fund
Dreyfus Midcap Index Fund, Inc.

Fixed Income Investments
U.S. Fixed Income	International Fixed Income
Dreyfus Total Return Advantage Fund	Dreyfus Emerging Markets Debt Local Currency Fund
Dreyfus Short-Intermediate Government Fund	Dreyfus International Bond Fund
Dreyfus GNMA Fund
Dreyfus Opportunistic Fixed Income Fund
Dreyfus High Yield Fund
Dreyfus Bond Market Index Fund
Dreyfus Inflation Adjusted Securities Fund
Dreyfus U.S. Intermediate Treasury Long Term Fund
Dreyfus U.S. Treasury Long Term Fund

Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. The fund’s share price fluctuates, sometimes dramatically, which means you could lose money.

An investment in the fund is subject to the following principal risks:

  Allocation risk. The ability of the fund to achieve its investment goal depends, in part, on the ability of the Dreyfus Investment Committee to allocate effectively the fund’s assets among the underlying funds. There can be no assurance that the actual allocations will be effective in achieving the fund’s investment goal. The underlying funds may not achieve their investment objectives, and their performance may be lower than that of the overall performance of the asset class the underlying funds were selected to represent. The fund typically invests in a number of different underlying funds; however, to the extent the fund invests a significant portion of its assets in a single underlying fund, the fund will be more sensitive to the risks associated with that underlying fund and any investments in which that underlying fund concentrates.

  Conflicts of interest risk. The fund’s investment adviser, The Dreyfus Corporation, or its affiliates may serve as investment adviser to the underlying funds. The interests of the fund on the one hand, and those of an underlying fund on the other, will not always be the same. Therefore, conflicts may arise as the investment adviser fulfills its fiduciary duty to the fund and the underlying funds. In addition, the Dreyfus Investment Committee recommends asset allocations among the underlying funds, each of which pays advisory fees at different rates to The Dreyfus Corporation or its affiliates. These situations are considered by the fund’s board when it reviews the asset allocations for the fund.

  Correlation risk. Although the prices of equity securities and fixed income securities often rise and fall at different times so that a fall in the price of one may be offset by a rise in the price of the other, in down markets the prices of these securities can also fall in tandem. Because the fund invests in equity securities and fixed income securities, it is subject to correlation risk.

The fund is subject to the same principal risks as the underlying funds in which it invests, which are summarized below. For more information regarding these and other risks of the underlying funds, see the prospectus for the specific underlying fund.

  Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general weakness in the stock market or because of factors that affect the company or its particular industry.

  Large cap stock risk. To the extent the fund invests in large capitalization stocks, the fund may underperform funds that invest primarily in the stocks of lower quality, smaller capitalization companies during periods when the stocks of such companies are in favor.

  Small and midsize company risk. Small and midsize companies carry additional risks because the operating histories of these companies tend to be more limited, their earnings and revenues less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies.

  Foreign investment risk. Investments in foreign securities carry additional risks, including exposure to currency fluctuations, less liquidity, less developed or efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. These risks are heightened for investments in emerging markets.

  Interest rate risk. Prices of bonds tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect bond prices and, accordingly, the fund’s share price. The longer the effective maturity and duration of the fund’s portfolio, the more the fund’s share price is likely to react to interest rates.

  Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a bond, can cause a bond’s price to fall, potentially lowering the fund’s share price. High yield (“junk”) bonds involve greater credit risk, including the risk of default, than investment grade bonds, and are considered predominantly speculative with respect to the issuer’s ability to make principal and interest payments. The prices of high yield bonds can fall dramatically in response to bad news about the issuer or its industry, or the economy in general.

  Market sector risk. The fund may significantly overweight or underweight certain companies, industries or market sectors, which may cause the fund’s performance to be more or less sensitive to developments affecting those companies, industries or sectors.

  Liquidity risk. When there is little or no active trading market for a security, the fund may not be able to sell the security in a timely manner at its perceived value.

Performance

Since the fund has less than one full calendar year of performance, past performance information is not included in the Summary Prospectus. Annual performance returns provide some indication of the risks of investing in the fund by showing changes in performance from year to year. Comparison of fund performance to an appropriate index indicates how the fund’s average annual returns compare with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is no guarantee of future results.

Portfolio Management

The fund’s investment adviser is The Dreyfus Corporation. Investment allocation decisions for the fund are made by the Dreyfus Investment Committee, which has managed fund since the fund's inception. The committee is comprised of: Richard B. Hoey, Chief Economist of The Dreyfus Corporation and The Bank of New York Mellon Corporation; A. Paul Disdier, Head of Fixed Income Strategies at BNY Mellon Asset Management; Christopher E. Sheldon, CFA, Director of Investment Strategy for BNY Mellon Wealth Management; and Keith L. Stransky, CFA, Chief Investment Officer and Senior Portfolio Manager for EACM Advisors LLC, an affiliate of The Dreyfus Corporation.

Purchase and Sale of Fund Shares

In general, the fund’s minimum initial investment is $2,500 and the minimum subsequent investment is $100. You may sell your shares on any business day by calling 1-800-645-6561 or by visiting www.dreyfus.com. You may also send your request to sell shares to The Dreyfus Family of Funds, P.O. Box 55263, Boston, MA 02205-5263.

Tax Information

The fund’s distributions are taxable as ordinary income or capital gains, except when your investment is through an IRA, 401(k) plan or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Fund Summary

Dreyfus Moderate Allocation Fund
Investment Objective

The fund seeks a balance of current income and capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees	none
Other expenses (including shareholder services fees)	1.96%
Underlying funds fees	.78%
Total annual fund and underlying funds operating expenses	2.74%
Fee waiver and/or expense reimbursement	(1.29)%
Total annual fund and underlying funds operating expenses* (after fee waiver and/or expense reimbursement)	1.45%

*The Dreyfus Corporation has contractually agreed, until January 1, 2012, to assume the expenses of the fund so that the total annual fund and underlying funds operating expenses (excluding taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 1.45%.

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The one-year example and the first year of the three-, five-, and ten-years examples are based on net operating expenses, which reflect the expense waiver/reimbursement by The Dreyfus Corporation. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$148	$728	$1,335	$2,976

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. For the period October 1, 2009 (commencement of operations) through August 31, 2010, the fund’s portfolio turnover rate was 31.21% of the average value of its portfolio.

Principal Investment Strategy

To pursue its goal, the fund normally allocates its assets among other mutual funds advised by The Dreyfus Corporation or its affiliates, referred to as underlying funds, that invest in a wide range of equity and fixed income securities. The fund normally allocates 60% of its assets to the equity asset class and 40% of its assets to the fixed income asset class by investing in underlying funds that invest primarily in equity and fixed income securities, respectively. The fund may invest in underlying funds that invest in U.S. large-, mid- and small-cap equity securities, international equity securities, emerging markets equity securities and global equity securities, which comprise the equity asset category. The fund also may invest in underlying funds that invest in U.S. and international fixed income securities, which comprise the fixed income asset category.

Although an investor may achieve the same level of diversification by investing directly in a variety of Dreyfus-managed funds, the fund provides investors with a means to simplify their investment decisions by investing in a single diversified portfolio. The fund is designed for investors with moderate-to-high risk tolerances.

The underlying funds are selected by the Dreyfus Investment Committee based on their investment objectives and management policies, portfolio holdings, risk/reward profiles, historical performance, and other factors, including the correlation and covariance among the underlying funds. The underlying funds in which the fund may invest, as of the date of this Summary Prospectus, are as follows:

Equity Investments
U.S. Large-Cap	International
Dreyfus Appreciation Fund, Inc.	Dreyfus/Newton International Equity Fund
Dreyfus Alpha Growth Fund	Dreyfus International Equity Fund
Dreyfus Research Growth Fund	Dreyfus International Value Fund
Dreyfus Strategic Value Fund	International Stock Fund
Dreyfus/The Boston Company Large Cap Core Fund	Dreyfus International Stock Index Fund
Dreyfus U.S. Equity Fund	Emerging Markets
Dreyfus BASIC S&P 500 Stock Index Fund	Dreyfus Emerging Markets Fund
U.S. Mid-/Small-Cap	Global
Dreyfus Select Managers Small Cap Value Fund	Dreyfus Global Absolute Return Fund
Dreyfus Opportunistic Midcap Value Fund	Dreyfus Global Real Estate Securities Fund
Dreyfus S&P STARS Opportunities Fund
Dreyfus/The Boston Company Small/Mid Cap Growth Fund
Dreyfus Smallcap Stock Index Fund
Dreyfus Midcap Index Fund, Inc.

Fixed Income Investments
U.S. Fixed Income	International Fixed Income
Dreyfus Total Return Advantage Fund	Dreyfus Emerging Markets Debt Local Currency Fund
Dreyfus Short-Intermediate Government Fund	Dreyfus International Bond Fund
Dreyfus GNMA Fund
Dreyfus Opportunistic Fixed Income Fund
Dreyfus High Yield Fund
Dreyfus Bond Market Index Fund
Dreyfus Inflation Adjusted Securities Fund
Dreyfus U.S. Intermediate Treasury Long Term Fund
Dreyfus U.S. Treasury Long Term Fund

Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. The fund’s share price fluctuates, sometimes dramatically, which means you could lose money.

An investment in the fund is subject to the following principal risks:

  Allocation risk. The ability of the fund to achieve its investment goal depends, in part, on the ability of the Dreyfus Investment Committee to allocate effectively the fund’s assets among the underlying funds. There can be no assurance that the actual allocations will be effective in achieving the fund’s investment goal. The underlying funds may not achieve their investment objectives, and their performance may be lower than that of the overall performance of the asset class the underlying funds were selected to represent. The fund typically invests in a number of different underlying funds; however, to the extent the fund invests a significant portion of its assets in a single underlying fund, the fund will be more sensitive to the risks associated with that underlying fund and any investments in which that underlying fund concentrates.

  Conflicts of interest risk. The fund’s investment adviser, The Dreyfus Corporation, or its affiliates may serve as investment adviser to the underlying funds. The interests of the fund on the one hand, and those of an underlying fund on the other, will not always be the same. Therefore, conflicts may arise as the investment adviser fulfills its fiduciary duty to the fund and the underlying funds. In addition, the Dreyfus Investment Committee recommends asset allocations among the underlying funds, each of which pays advisory fees at different rates to The Dreyfus Corporation or its affiliates. These situations are considered by the fund’s board when it reviews the asset allocations for the fund.

  Correlation risk. Although the prices of equity securities and fixed income securities often rise and fall at different times so that a fall in the price of one may be offset by a rise in the price of the other, in down markets the prices of these securities can also fall in tandem. Because the fund invests in equity securities and fixed income securities, it is subject to correlation risk.

The fund is subject to the same principal risks as the underlying funds in which it invests, which are summarized below. For more information regarding these and other risks of the underlying funds, see the prospectus for the specific underlying fund.

  Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general weakness in the stock market or because of factors that affect the company or its particular industry.

  Large cap stock risk. To the extent the fund invests in large capitalization stocks, the fund may underperform funds that invest primarily in the stocks of lower quality, smaller capitalization companies during periods when the stocks of such companies are in favor.

  Small and midsize company risk. Small and midsize companies carry additional risks because the operating histories of these companies tend to be more limited, their earnings and revenues less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies.

  Foreign investment risk. Investments in foreign securities carry additional risks, including exposure to currency fluctuations, less liquidity, less developed or efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. These risks are heightened for investments in emerging markets.

  Interest rate risk. Prices of bonds tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect bond prices and, accordingly, the fund’s share price. The longer the effective maturity and duration of the fund’s portfolio, the more the fund’s share price is likely to react to interest rates.

  Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a bond, can cause a bond’s price to fall, potentially lowering the fund’s share price. High yield (“junk”) bonds involve greater credit risk, including the risk of default, than investment grade bonds, and are considered predominantly speculative with respect to the issuer’s ability to make principal and interest payments. The prices of high yield bonds can fall dramatically in response to bad news about the issuer or its industry, or the economy in general.

  Market sector risk. The fund may significantly overweight or underweight certain companies, industries or market sectors, which may cause the fund’s performance to be more or less sensitive to developments affecting those companies, industries or sectors.

  Liquidity risk. When there is little or no active trading market for a security, the fund may not be able to sell the security in a timely manner at its perceived value.

Performance

Since the fund has less than one full calendar year of performance, past performance information is not included in the Summary Prospectus. Annual performance returns provide some indication of the risks of investing in the fund by showing changes in performance from year to year. Comparison of fund performance to an appropriate index indicates how the fund’s average annual returns compare with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is no guarantee of future results.

Portfolio Management

The fund’s investment adviser is The Dreyfus Corporation. Investment allocation decisions for the fund are made by the Dreyfus Investment Committee, which has managed fund since the fund's inception. The committee is comprised of: Richard B. Hoey, Chief Economist of The Dreyfus Corporation and The Bank of New York Mellon Corporation; A. Paul Disdier, Head of Fixed Income Strategies at BNY Mellon Asset Management; Christopher E. Sheldon, CFA, Director of Investment Strategy for BNY Mellon Wealth Management; and Keith L. Stransky, CFA, Chief Investment Officer and Senior Portfolio Manager for EACM Advisors LLC, an affiliate of The Dreyfus Corporation.

Purchase and Sale of Fund Shares

In general, the fund’s minimum initial investment is $2,500 and the minimum subsequent investment is $100. You may sell your shares on any business day by calling 1-800-645-6561 or by visiting www.dreyfus.com. You may also send your request to sell shares to The Dreyfus Family of Funds, P.O. Box 55263, Boston, MA 02205-5263.

Tax Information

The fund’s distributions are taxable as ordinary income or capital gains, except when your investment is through an IRA, 401(k) plan or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Fund Summary

Dreyfus Growth Allocation Fund
Investment Objective

The fund seeks long-term capital appreciation with some consideration for current income.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees	none
Other expenses (including shareholder services fees)	3.31%
Underlying funds fees	.93%
Total annual fund and underlying funds operating expenses	4.24%
Fee waiver and/or expense reimbursement	(2.74)%
Total annual fund and underlying funds operating expenses*
(after fee waiver and/or expense reimbursement)	1.50%

*The Dreyfus Corporation has contractually agreed, until January 1, 2012, to assume the expenses of the fund so that the total annual fund and underlying funds operating expenses(excluding taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 1.50%.

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The one-year example and the first year of the three-, five-, and ten-years examples are based on net operating expenses, which reflect the expense waiver/reimbursement by The Dreyfus Corporation. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$153	$1,037	$1,935	$4,240

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. For the period October 1, 2009 (commencement of operations) through August 31, 2010, the fund’s portfolio turnover rate was 45.65% of the average value of its portfolio.

Principal Investment Strategy

To pursue its goal, the fund normally allocates its assets among other mutual funds advised by The Dreyfus Corporation or its affiliates, referred to as underlying funds, that invest in a wide range of equity and fixed income securities. The fund normally allocates 80% of its assets to the equity asset class and 20% of its assets to the fixed income asset class by investing in underlying funds that invest primarily in equity and fixed income securities, respectively. The fund may invest in underlying funds that invest in U.S. large-, mid- and small-cap equity securities, international equity securities, emerging markets equity securities and global equity securities, which comprise the equity asset category. The fund also may invest in underlying funds that invest in U.S. and international fixed income securities, which comprise the fixed income asset category.

Although an investor may achieve the same level of diversification by investing directly in a variety of Dreyfus-managed funds, the fund provides investors with a means to simplify their investment decisions by investing in a single diversified portfolio. The fund is designed for investors with high risk tolerances.

The underlying funds are selected by the Dreyfus Investment Committee based on their investment objectives and management policies, portfolio holdings, risk/reward profiles, historical performance, and other factors, including the correlation and covariance among the underlying funds. The underlying funds in which the fund may invest, as of the date of this Summary Prospectus, are as follows:

Equity Investments
U.S. Large-Cap	International
Dreyfus Appreciation Fund, Inc.	Dreyfus/Newton International Equity Fund
Dreyfus Alpha Growth Fund	Dreyfus International Equity Fund
Dreyfus Research Growth Fund	Dreyfus International Value Fund
Dreyfus Strategic Value Fund	International Stock Fund
Dreyfus/The Boston Company Large Cap Core Fund	Dreyfus International Stock Index Fund
Dreyfus U.S. Equity Fund	Emerging Markets
Dreyfus BASIC S&P 500 Stock Index Fund	Dreyfus Emerging Markets Fund
U.S. Mid-/Small-Cap	Global
Dreyfus Select Managers Small Cap Value Fund	Dreyfus Global Absolute Return Fund
Dreyfus Opportunistic Midcap Value Fund	Dreyfus Global Real Estate Securities Fund
Dreyfus S&P STARS Opportunities Fund
Dreyfus/The Boston Company Small/Mid Cap Growth Fund
Dreyfus Smallcap Stock Index Fund
Dreyfus Midcap Index Fund, Inc.

Fixed Income Investments
U.S. Fixed Income	International Fixed Income
Dreyfus Total Return Advantage Fund	Dreyfus Emerging Markets Debt Local Currency Fund
Dreyfus Short-Intermediate Government Fund	Dreyfus International Bond Fund
Dreyfus GNMA Fund
Dreyfus Opportunistic Fixed Income Fund
Dreyfus High Yield Fund
Dreyfus Bond Market Index Fund
Dreyfus Inflation Adjusted Securities Fund
Dreyfus U.S. Intermediate Treasury Long Term Fund
Dreyfus U.S. Treasury Long Term Fund

Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. The fund’s share price fluctuates, sometimes drmatically, which means you could lose money.

An investment in the fund is subject to the following principal risks:

  Allocation risk. The ability of the fund to achieve its investment goal depends, in part, on the ability of the Dreyfus Investment Committee to allocate effectively the fund’s assets among the underlying funds. There can be no assurance that the actual allocations will be effective in achieving the fund’s investment goal. The underlying funds may not achieve their investment objectives, and their performance may be lower than that of the overall performance of the asset class the underlying funds were selected to represent. The fund typically invests in a number of different underlying funds; however, to the extent the fund invests a significant portion of its assets in a single underlying fund, the fund will be more sensitive to the risks associated with that underlying fund and any investments in which that underlying fund concentrates.

  Conflicts of interest risk. The fund’s investment adviser, The Dreyfus Corporation, or its affiliates may serve as investment adviser to the underlying funds. The interests of the fund on the one hand, and those of an underlying fund on the other, will not always be the same. Therefore, conflicts may arise as the investment adviser fulfills its fiduciary duty to the fund and the underlying funds. In addition, the Dreyfus Investment Committee recommends asset allocations among the underlying funds, each of which pays advisory fees at different rates to The Dreyfus Corporation or its affiliates. These situations are considered by the fund’s board when it reviews the asset allocations for the fund.

  Correlation risk. Although the prices of equity securities and fixed income securities often rise and fall at different times so that a fall in the price of one may be offset by a rise in the price of the other, in down markets the prices of these securities can also fall in tandem. Because the fund invests in equity securities and fixed income securities, it is subject to correlation risk.

The fund is subject to the same principal risks as the underlying funds in which it invests, which are summarized below. For more information regarding these risks and other risks of the underlying funds, see the prospectus for the specific underlying fund.

  Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general weakness in the stock market or because of factors that affect the company or its particular industry.

  Large cap stock risk. To the extent the fund invests in large capitalization stocks, the fund may underperform funds that invest primarily in the stocks of lower quality, smaller capitalization companies during periods when the stocks of such companies are in favor.

  Small and midsize company risk. Small and midsize companies carry additional risks because the operating histories of these companies tend to be more limited, their earnings and revenues less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies.

  Foreign investment risk. Investments in foreign securities carry additional risks, including exposure to currency fluctuations, less liquidity, less developed or efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. These risks are heightened for investments in emerging markets.

  Interest rate risk. Prices of bonds tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect bond prices and, accordingly, the fund’s share price. The longer the effective maturity and duration of the fund’s portfolio, the more the fund’s share price is likely to react to interest rates.

  Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a bond, can cause a bond’s price to fall, potentially lowering the fund’s share price. High yield (“junk”) bonds involve greater credit risk, including the risk of default, than investment grade bonds, and are considered predominantly speculative with respect to the issuer’s ability to make principal and interest payments. The prices of high yield bonds can fall dramatically in response to bad news about the issuer or its industry, or the economy in general.

  Market sector risk. The fund may significantly overweight or underweight certain companies, industries or market sectors, which may cause the fund’s performance to be more or less sensitive to developments affecting those companies, industries or sectors.

  Liquidity risk. When there is little or no active trading market for a security, the fund may not be able to sell the security in a timely manner at its perceived value.

Performance

Since the fund has less than one full calendar year of performance, past performance information is not included in the Summary Prospectus. Annual performance returns provide some indication of the risks of investing in the fund by showing changes in performance from year to year. Comparison of fund performance to an appropriate index indicates how the fund’s average annual returns compare with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is no guarantee of future results.

Portfolio Management

The fund’s investment adviser is The Dreyfus Corporation. Investment allocation decisions for the fund are made by the Dreyfus Investment Committee, which has managed fund since the fund's inception. The committee is comprised of: Richard B. Hoey, Chief Economist of The Dreyfus Corporation and The Bank of New York Mellon Corporation; A. Paul Disdier, Head of Fixed Income Strategies at BNY Mellon Asset Management; Christopher E. Sheldon, CFA, Director of Investment Strategy for BNY Mellon Wealth Management; and Keith L. Stransky, CFA, Chief Investment Officer and Senior Portfolio Manager for EACM Advisors LLC., an affiliate of The Dreyfus Corporation.

Purchase and Sale of Fund Shares

In general, the fund’s minimum initial investment is $2,500 and the minimum subsequent investment is $100. You may sell your shares on any business day by calling 1-800-645-6561 or by visiting www.dreyfus.com. You may also send your request to sell shares to The Dreyfus Family of Funds, P.O. Box 55263, Boston, MA 02205-5263.

Tax Information

The fund’s distributions are taxable as ordinary income or capital gains, except when your investment is through an IRA, 401(k) plan or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Fund Details

Goal and Approach

The funds are asset allocation funds that are designed to provide an investor with a choice, based on the investor’s investment risk and reward profile, of a diversified conservative, moderate or growth portfolio as determined by the funds’ allocations to the asset classes and mutual funds described below. The funds allocate their assets, in varying percentages, to the general asset classes of equity and fixed income. Each fund achieves its targeted asset allocation mix by investing in other mutual funds that are advised by The Dreyfus Corporation, referred to as underlying funds, that, in turn, invest in a wide range of equity and fixed income securities. The underlying funds are categorized in the asset classes of equity, which is comprised of U.S. large-, mid- and small-cap equity funds, international equity funds, emerging markets equity funds, and global equity funds, and fixed income, which is comprised of U.S. and international fixed income funds. Although an investor may achieve the same level of diversification by investing directly in a variety of funds managed by The Dreyfus Corporation, each fund provides investors with a means to simplify their investment decisions by investing in a single diversified portfolio.

Each fund differs in the percentage of its assets invested in each asset class and in the underlying funds comprising the asset classes. Depending on the fund you choose, your investment will be subject to varying degrees of potential investment risks and rewards. Dreyfus Conservative Allocation Fund is designed for investors with lower risk tolerances, Dreyfus Moderate Allocation Fund is designed for investors with moderate-to-high risk tolerances, and Dreyfus Growth Allocation Fund is designed for investors with high risk tolerances. Each fund’s target weightings to the equity and fixed income asset classes (expressed as a percentage of the fund’s investable assets) are as follows:

Fund	Equity Target	Fixed Income Target
Dreyfus Conservative Allocation Fund	40%	60%
Dreyfus Moderate Allocation Fund	60%	40%
Dreyfus Growth Allocation Fund	80%	20%

The target weightings will deviate because of market movements and fund cash flows. The target weightings do not reflect the fund’s working cash balance — a portion of each fund’s portfolio will be held in cash due to purchase and redemption activity and other short term cash needs. The Dreyfus Investment Committee monitors variances in the target allocations to the equity and fixed income asset classes and, if the variance for a fund exceeds 10%, the committee will re-balance the asset allocations for the fund to bring them within the target weighting ranges (i.e., below a 10% variance). The Dreyfus Investment Committee also is responsible for selecting the underlying funds and allocating each fund’s investments to the asset classes and the underlying funds. The Dreyfus Investment Committee may change, with board approval, a fund’s target allocation ranges for the asset classes without shareholder approval or prior notice.

The Dreyfus Investment Committee selects the underlying funds based on their investment objectives and management policies, portfolio holdings, risk/reward profiles, historical performance, and other factors, including the correlation and covariance among the underlying funds. The underlying funds in which the funds may invest, as of the date of this prospectus, are as follows:

Equity Investments
U.S. Large-Cap	International
Dreyfus Appreciation Fund, Inc.	Dreyfus/Newton International Equity Fund
Dreyfus Alpha Growth Fund	Dreyfus International Equity Fund
Dreyfus Research Growth Fund	Dreyfus International Value Fund
Dreyfus Strategic Value Fund	International Stock Fund
Dreyfus/The Boston Company Large Cap Core Fund	Dreyfus International Stock Index Fund
Dreyfus U.S. Equity Fund	Emerging Markets
Dreyfus BASIC S&P 500 Stock Index Fund	Dreyfus Emerging Markets Fund
U.S. Mid-/Small-Cap	Global
Dreyfus Select Managers Small Cap Value Fund	Dreyfus Global Absolute Return Fund
Dreyfus Opportunistic Midcap Value Fund	Dreyfus Global Real Estate Securities Fund
Dreyfus S&P STARS Opportunities Fund
Dreyfus/The Boston Company Small/Mid Cap Growth Fund
Dreyfus Smallcap Stock Index Fund
Dreyfus Midcap Index Fund, Inc.

Fixed Income Investments
U.S. Fixed Income	International Fixed Income
Dreyfus Total Return Advantage Fund	Dreyfus Emerging Markets Debt Local Currency Fund
Dreyfus Short-Intermediate Government Fund	Dreyfus International Bond Fund
Dreyfus GNMA Fund
Dreyfus Opportunistic Fixed Income Fund
Dreyfus High Yield Fund
Dreyfus Bond Market Index Fund
Dreyfus Inflation Adjusted Securities Fund
Dreyfus U.S. Intermediate Treasury Long Term Fund
Dreyfus U.S. Treasury Long Term Fund

The Dreyfus Investment Committee generally will select only certain, and not all, of the underlying funds for investment by a fund at any given time. The Dreyfus Investment Committee has the discretion to change the underlying funds as well as add additional underlying funds when the committee deems it necessary, including in response to market conditions, without shareholder approval or prior notice. Any changes to the underlying funds or asset class allocation weightings may be implemented over a reasonable period of time so as to minimize disruptive effects and added costs to the underlying funds. To the extent an underlying fund offers multiple classes of shares, the funds will purchase shares of the class with the lowest expense ratio and without a sales load. For a description of the underlying funds listed above, see the funds’ Statement of Additional Information (SAI).

Dreyfus Conservative Allocation Fund

The fund seeks current income with some consideration for capital appreciation. This objective may be changed by the fund’s board, upon 60 days’ prior notice to shareholders. To pursue its goal, the fund normally allocates 60% of its assets to the fixed income asset class and 40% of its assets to the equity asset class by investing in underlying funds that invest primarily in fixed income and equity securities, respectively. The fund may invest in underlying funds that invest in U.S. and international fixed income securities, which comprise the fixed income asset category. The fund also may invest in underlying funds that invest in U.S. large-, mid- and small-cap equity securities, international equity securities, emerging markets equity securities and global equity securities, which comprise the equity asset category.

Dreyfus Moderate Allocation Fund

The fund seeks a balance of current income and capital appreciation. This objective may be changed by the fund’s board, upon 60 days’ prior notice to shareholders. To pursue its goal, the fund normally allocates 60% of its assets to the equity asset class and 40% of its assets to the fixed income asset class by investing in underlying funds that invest primarily in equity and fixed income securities, respectively. The fund may invest in underlying funds that invest in U.S. large-, mid- and small-cap equity securities, international equity securities, emerging markets equity securities and global equity securities, which comprise the equity asset category. The fund also may invest in underlying funds that invest in U.S. and international fixed income securities, which comprise the fixed income asset category.

Dreyfus Growth Allocation Fund

The fund seeks long-term capital appreciation with some consideration for current income. This objective may be changed by the fund’s board, upon 60 days’ prior notice to shareholders. To pursue its goal, the fund normally allocates 80% of its assets to the equity asset class and 20% of its assets to the fixed income asset class by investing in underlying funds that invest primarily in equity and fixed income securities, respectively. The fund may invest in underlying funds that invest in U.S. large-, mid- and small-cap equity securities, international equity securities, emerging markets equity securities and global equity securities, which comprise the equity asset category. The fund also may invest in underlying funds that invest in U.S. and international fixed income securities, which comprise the fixed income asset category.

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Description of the Underlying Funds

Each fund pursues its goal by normally allocating its assets among a mix of underlying funds, which in turn may invest directly in securities as described below. Although the funds have no intention of investing directly in securities, each fund is permitted to so invest.

Equity Investments

Generally, underlying funds that normally invest at least 80% of their respective assets in equity securities and instruments that provide investment exposure to equity markets. The equity investments in which these underlying funds invest generally may include common stocks, preferred stocks, convertible securities and warrants, including those purchased in initial public offerings (IPOs). Certain of these underlying funds also may invest in securities issued by exchange-traded funds (ETFs) and similarly pooled investment vehicles, including real estate investment trusts (REITs) which are pooled investment vehicles that invest primarily in income producing real estate or loans related to real estate. These underlying funds may employ a growth or value investment style or a blend of both.

Certain of these underlying funds also may, but are not required to, use derivatives, such as options, futures and options on futures (including those relating to securities, indexes, foreign currencies and interest rates), forward contracts and swaps, as a substitute for investing directly in an underlying asset, to increase returns, or as part of a hedging strategy. Certain of these underlying funds also may engage in short-selling, typically for hedging purposes, such as to limit exposure to a possible market decline in the value of the underlying fund’s portfolio securities.

U.S. Large-Cap

Generally, underlying funds that normally invest at least 80% of their respective assets in equity securities of companies located in the United States. These underlying funds generally focus on stocks of large-capitalization companies. Generally, these are established companies that are considered “known quantities.” Large-cap companies often have the resources to weather economic shifts, though they can be slower to innovate than small companies.

U.S. Mid-/Small-Cap

Generally, underlying funds that normally invest at least 80% of their respective assets in equity securities of companies located in the United States. These underlying funds generally focus on stocks of mid- or small-capitalization companies. Mid-cap companies generally are established companies that may not be well known. Mid-cap companies may lack the resources to weather economic shifts, though they can be faster to innovate than large companies. Small-cap companies generally are new and often entrepreneurial companies. Small companies can, if successful, grow faster than large-cap companies and typically use profits for expansion rather than for paying dividends. Their share prices are more volatile than those of larger companies. Small companies fail more often.

International

Generally, underlying funds that normally invest at least 80% of their respective assets in equity securities of foreign companies. These underlying funds generally consider foreign companies to be those companies (i) that are organized under the laws of a foreign country; (ii) whose principal trading market is in a foreign country; or (iii) that have a majority of their assets, or that derive a significant portion of their revenue or profits from businesses, investments or sales, outside the United States.

Emerging Markets

Generally, underlying funds that normally invest at least 80% of their respective assets in equity securities of companies organized, or with a majority of assets or operations, in emerging market countries. These underlying funds generally consider emerging markets to include all countries represented by the Morgan Stanley Capital International (MSCI) Emerging Markets Index, or any other country that the underlying fund’s portfolio managers believe has an emerging economy or market.

Global

Generally, underlying funds that normally invest at least 80% of their respective assets in equity securities issued by U.S. and foreign companies. However, certain of these underlying funds may provide investment exposure to global equity, fixed income and currency markets, primarily through long and short positions in futures, options and forward contracts.

Fixed Income Investments

Generally, underlying funds that normally invest at least 80% of their respective assets in fixed income securities and instruments that provide investment exposure to fixed income markets. The fixed income investments in which these underlying funds invest generally may include bonds, notes (including structured notes), mortgage-related securities, asset-backed securities, convertible securities, eurodollar and Yankee dollar instruments, preferred stocks, inflation-indexed securities and money market instruments. Fixed income securities may be issued by U.S. and foreign corporations or entities; U.S. and foreign banks; the U.S. government, its agencies, authorities, instrumentalities or sponsored enterprises; state and municipal governments; foreign governments and their political subdivisions; and supranational entities. These securities may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment in kind and auction rate features. Certain of these underlying funds may invest in fixed income securities rated investment grade or the unrated equivalent as determined by The Dreyfus Corporation, or in securities rated below investment grade (“high yield” or “junk” bonds) at the time of purchase, and may hold fixed income securities of varying duration or remaining maturity.

Certain of these underlying funds also may, but are not required to, use derivatives, such as options, futures and options on futures (including those relating to securities, indexes, foreign currencies and interest rates), forward contracts, swaps (including credit default swaps on corporate bonds and asset-backed securities), options on swaps and other credit derivatives, as a substitute for investing directly in an underlying asset, to manage interest rate risk or portfolio duration, to increase returns, or as part of a hedging strategy. To enhance current income, certain of these underlying funds may engage in a series of purchase and sale contracts or forward roll transactions in which the underlying fund sells a mortgage-related security, for example, to a financial institution and simultaneously agrees to purchase a similar security from the institution at a later date at an agreed-upon price. Certain of these underlying funds also may make forward commitments in which the underlying fund agrees to buy or sell a security in the future at a price agreed upon today. Certain of these underlying funds also may engage in short-selling, typically for hedging purposes, such as to limit exposure to a possible market decline in the value of its portfolio securities.

U.S. Fixed Income

Generally, underlying funds that normally invest at least 80% of their respective assets in fixed income securities of companies located in the United States or issued by the U.S. government or its agencies or instrumentalities. Certain of these underlying funds will maintain an effective duration or a dollar-weighted average portfolio maturity within a stated number of years.

International Fixed Income

Generally, underlying funds that normally invest at least 80% of their respective assets in fixed income securities of foreign companies or foreign governments, including emerging markets. Certain of these underlying funds invest in debt instruments denominated in the local currency of issue, and in derivative instruments that provide investment exposure to such securities and currencies.

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Investment Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. The value of your investment in the fund will fluctuate, sometimes dramatically, which means you could lose money.

An investment in the fund is subject to the following principal risks:

  Allocation risk. The ability of the fund to achieve its investment goal depends, in part, on the ability of the Dreyfus Investment Committee to allocate effectively the fund’s assets among the underlying funds. There can be no assurance that the actual allocations will be effective in achieving the fund’s investment goal. The underlying funds may not achieve their investment objectives, and their performance may be lower than that of the overall performance of the asset class the underlying funds were selected to represent. The fund typically invests in a number of different underlying funds; however, to the extent the fund invests a significant portion of its assets in a single underlying fund, the fund will be more sensitive to the risks associated with that underlying fund and any investments in which that underlying fund concentrates.

  Conflicts of interest risk. The fund’s investment adviser, The Dreyfus Corporation, or its affiliates may serve as investment adviser to the underlying funds. The interests of the fund on the one hand, and those of an underlying fund on the other, will not always be the same. Therefore, conflicts may arise as the investment adviser fulfills its fiduciary duty to the fund and the underlying funds. In addition, the Dreyfus Investment Committee recommends asset allocations among the underlying funds, each of which pays advisory fees at different rates to The Dreyfus Corporation or its affiliates. These situations are considered by the fund’s board when it reviews the asset allocations for the fund.

  Correlation risk. Although the prices of equity securities and fixed income securities often rise and fall at different times so that a fall in the price of one may be offset by a rise in the price of the other, in down markets the prices of these securities can also fall in tandem. Because the fund invests in equity securities and fixed income securities, it is subject to correlation risk.

Each fund is subject to the same principal risks as the underlying funds in which it invests, which are described below. For more information regarding these risks, see the prospectus for the specific underlying fund.

The underlying equity funds are subject to the following principal risks.

  Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general market conditions that are not related to the particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. A security’s market value also may decline because of factors that affect a particular industry, such as labor shortages or increased production costs and competitive conditions within an industry, or factors that affect a particular company, such as management performance, financial leverage, and reduced demand for the company's products or services.

  Large cap stock risk. To the extent the fund invests in large capitalization stocks, the fund may underperform funds that invest primarily in the stocks of lower quality, smaller capitalization companies during periods when the stocks of such companies are in favor.

  Small and midsize company risk. Small and midsize companies carry additional risks because the operating histories of these companies tend to be more limited, their earnings and revenues less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies.
  The shares of smaller companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the fund’s ability to sell these securities. These companies may have limited product lines, markets or financial resources, or may depend on a limited management group. Some of the fund’s investments will rise and fall based on investor perception rather than economic factors. Other investments are made in anticipation of future products, services or events whose delay or cancellation could cause the stock price to drop.

  Value stock risk. Value stocks involve the risk that they may never reach their expected full market value, either because the market fails to recognize the stock’s intrinsic worth or the expected value was misgauged. They also may decline in price even though in theory they are already undervalued.

  Growth stock risk. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks may lack the dividend yield that may cushion stock prices in market downturns.

  Market sector risk. The fund may significantly overweight or underweight certain companies, industries or market sectors, which may cause the fund’s performance to be more or less sensitive to developments affecting those companies, industries or sectors.

  Foreign investment risk. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. These risks are heightened for investments in emerging markets.

  Emerging market risk. The securities of issuers located in emerging markets tend to be more volatile and less liquid than securities of issuers located in more mature economies, and emerging markets generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. The securities of issuers located or doing substantial business in emerging markets are often subject to rapid and large changes in price.

  Foreign currency risk. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency exchange rates may fluctuate significantly over short periods of time. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by the fund and denominated in those currencies. Foreign currencies are also subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government controls.

  Real estate sector risk. The securities of issuers that are principally engaged in the real estate sector may be subject to declines in real estate values, defaults by mortgagors or other borrowers and tenants, increases in property taxes and operating expenses, overbuilding, fluctuations in rental income, changes in interest rates, possible lack of availability of mortgage funds or financing, extended vacancies of properties, changes in tax and regulatory requirements (including zoning laws and environmental restrictions), losses due to costs resulting from the clean-up of environmental problems, liability to third parties for damages resulting from environmental problems, and casualty or condemnation losses.

  Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the fund’s share price may fall dramatically, even during periods of declining interest rates. Investments in foreign securities tend to have greater exposure to liquidity risk than domestic securities. Liquidity risk also exists when a particular derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives, including swap agreements), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

  Leverage risk. The use of leverage, such as borrowing money to purchase securities, engaging in reverse repurchase agreements, lending portfolio securities, entering into futures contracts or forward currency contracts, and engaging in forward commitments transactions, may magnify the fund’s gains or losses.

  Derivatives risk. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by the fund will not correlate with the underlying instruments or the fund’s other investments. Derivative instruments also involve the risk that a loss may be sustained as a result of the failure of the counterparty to the derivative instruments to make required payments or otherwise comply with the derivative instruments’ terms. Certain types of derivatives involve greater risks than the underlying obligations because, in addition to general market risks, they are subject to illiquidity risk, counterparty risk and credit risk. Additionally, some derivatives involve economic leverage, which could increase the volatility of these investments as they may fluctuate in value more than the underlying instrument. A fund may be required to segregate liquid assets in connection with the purchase of derivative instruments.

The underlying fixed income funds are subject to the following principal risks:

•Interest rate risk. Prices of bonds tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect bond prices and, accordingly, the fund’s share price. The longer the effective maturity and duration of the fund’s portfolio, the more the fund’s share price is likely to react to interest rates.

•Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a bond, can cause a bond’s price to fall, potentially lowering the fund’s share price. High yield (“junk”) bonds involve greater credit risk, including the risk of default, than investment grade bonds, and are considered predominantly speculative with respect to the issuer’s ability to make principal and interest payments. The prices of high yield bonds can fall dramatically in response to bad news about the issuer or its industry, or the economy in general.

•Government securities risk. Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

•Foreign government obligations and securities of supranational entities risk. Investing in the sovereign debt of countries creates exposure to the direct or indirect consequences of political, social or economic changes in the countries that issue the securities or in which the issuers are located. Factors which may influence the ability or willingness to service debt include a country’s cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a whole and its government’s policy towards the International Monetary Fund, the International Bank for Reconstruction and Development and other international agencies, the obligor’s balance of payments, including export performance, its access to international credits and investments, fluctuations in interest rates and the extent of its foreign reserves. A governmental obligor may default on its obligations. These risks are heightened with respect to emerging market countries.

  Mortgage-related securities risk. Mortgage-related securities are complex derivative instruments, subject to credit, prepayment and extension risk, and may be more volatile and less liquid, and more difficult to price accurately, than more traditional debt securities. The fund is subject to the credit risk associated with these securities, including the market’s perception of the creditworthiness of the issuing federal agency, as well as the credit quality of the underlying assets. Although certain mortgage-related securities are guaranteed as to the timely payment of interest and principal by a third party (such as a U.S. government agency or instrumentality with respect to government-related mortgage- backed securities) the market prices for such securities are not guaranteed and will fluctuate. Declining interest rates may result in the prepayment of higher yielding underlying mortgages and the reinvestment of proceeds at lower interest rates can reduce the fund’s potential price gain in response to falling interest rates, reduce the fund’s yield or cause the fund’s share price to fall (prepayment risk). Rising interest rates may result in a drop in prepayments of the underlying mortgages, which would increase the fund’s sensitivity to rising interest rates and its potential for price declines (extension risk).

  Other potential risks. The fund may lend its portfolio securities to brokers, dealers and other financial institutions. In connection with such loans, the fund will receive collateral from the borrower equal to at least 100% of the value of loaned securities. If the borrower of the securities fails financially, there could be delays in recovering the loaned securities or exercising rights to the collateral.

Under adverse market conditions, each fund and underlying fund could invest some or all of its assets in U.S. Treasury securities and money market securities or hold cash. Although a fund or underlying fund would do this for temporary defensive purposes, it could reduce the benefit from any upswing in the market. During such periods, a fund or underlying fund may not achieve its investment objective.

Investing by a fund in pooled investment vehicles may involve duplication of advisory fees and certain other expenses.

At times, the underlying funds may engage in short-term trading, which could produce higher transaction costs and taxable distributions, and lower the respective underlying fund’s after-tax performance. From time to time, an underlying fund may experience relatively large purchases or redemptions due to asset allocation decisions made by The Dreyfus Corporation or its affiliates for their clients, including the funds, which may increase such transaction costs.

Management

The investment adviser for the fund is The Dreyfus Corporation (Dreyfus), 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $301 billion in 195 mutual fund portfolios. A discussion regarding the basis for the board’s approving the fund’s management agreement with Dreyfus is available in the fund’s semi-annual report for the period ended February 28, 2010. Dreyfus is the primary mutual fund business of The Bank of New York Mellon Corporation (BNY Mellon), a global financial services company focused on helping clients move and manage their financial assets, operating in 36 countries and serving more than 100 markets. BNY Mellon is a leading provider of financial services for institutions, corporations and high-net-worth individuals, providing asset and wealth management, asset servicing, issuer services, and treasury services through a worldwide client-focused team. BNY Mellon has more than $24.4 trillion in assets under custody and administration and $1.14 trillion in assets under management, and it services more than $12.0 trillion in outstanding debt. Additional information is available at www.bnymellon.com.

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.

Investment allocation decisions for each fund are made by the Dreyfus Investment Committee, which has managed each fund since the fund’s inception. The Dreyfus Investment Committee currently is comprised of Richard B. Hoey, A. Paul Disdier, Christopher E. Sheldon, CFA, and Keith L. Stransky, CFA. Mr. Hoey is Chief Economist of Dreyfus and Chief Economist and Senior Vice President of BNY Mellon. He joined Dreyfus in 1991 as chief economist. Mr. Disdier has been employed by Dreyfus since 1988 and is Head of Fund Income Strategies at BNY Mellon Asset Management. Mr. Sheldon is Director of Investment Strategy for BNY Mellon Wealth Management and has been employed by The Bank of New York Mellon (and its predecessor) since 1995. He also is employed by Dreyfus. Mr. Stransky is the chief investment officer (traditional) and a senior portfolio manager for EACM Advisors LLC, an affiliate of Dreyfus, where he has been employed since 1983. He also is employed by Dreyfus.

The funds’ Statement of Additional Information (SAI) provides additional portfolio manager information, including compensation, other accounts managed and ownership of fund shares.

MBSC Securities Corporation (MBSC), a wholly owned subsidiary of Dreyfus, serves as distributor of the fund and of the other funds in the Dreyfus Family of Funds. Rule 12b-1 fees and shareholder services fees are paid to MBSC for financing the sale and distribution of fund shares and for providing shareholder account service and maintenance, respectively.Dreyfus or MBSC may provide cash payments out of its own resources to financial intermediaries that sell shares of funds in the Dreyfus Family of Funds or provide other services. Such payments are separate from any sales charges, 12b-1 fees and/or shareholder services fees or other expenses that may be paid by a fund to those intermediaries. Because those payments are not made by fund shareholders or the fund, the fund’s total expense ratio will not be affected by any such payments. These payments may be made to intermediaries, including affiliates, that provide shareholder servicing, sub-administration, recordkeeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the financial intermediary. Cash compensation also may be paid from Dreyfus’ or MBSC’s own resources to intermediaries for inclusion of a fund on a sales list, including a preferred or select sales list or in other sales programs. These payments sometimes are referred to as “revenue sharing.” From time to time, Dreyfus or MBSC also may provide cash or non-cash compensation to financial intermediaries or their representatives in the form of occasional gifts; occasional meals, tickets or other entertainment; support for due diligence trips; educational conference sponsorships; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations. In some cases, these payments or compensation may create an incentive for a financial intermediary or its employees to recommend or sell shares of the fund to you. Please contact your financial representative for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the fund.

The fund, Dreyfus and MBSC have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the fund. Each code of ethics restricts the personal securities transactions of employees, and requires portfolio managers and other investment personnel to comply with the code’s preclearance and disclosure procedures. The primary purpose of the respective codes is to ensure that personal trading by employees does not disadvantage any fund managed by Dreyfus or its affiliates.

Shareholder Guide

Buying and Selling Shares

You pay no sales charges to invest in shares of the fund. Your price for shares is the net asset value per share (NAV), which is generally calculated as of the close of trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on days the exchange is open for regular business.

Your order will be priced at the next NAV calculated after your order is received in proper form by the fund’s transfer agent or other authorized entity. When calculating NAVs, Dreyfus values equity investments on the basis of market quotations or official closing prices. Dreyfus generally values fixed income investments based on values supplied by an independent pricing service approved by the fund’s board. The pricing service’s procedures are reviewed under the general supervision of the board. If market quotations or prices from a pricing service are not readily available, or are determined not to reflect accurately fair value, the fund may value those investments at fair value as determined in accordance with procedures approved by the fund’s board. Fair value of investments may be determined by the fund’s board, its pricing committee or its valuation committee in good faith using such information as it deems appropriate under the circumstances. Under certain circumstances, the fair value of foreign equity securities will be provided by an independent pricing service. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their net asset values. Funds that seek tax-exempt income are not recommended for purchase in IRAs or other qualified retirement plans. Foreign securities held by a fund may trade on days when the fund does not calculate its NAV and thus may affect the fund’s NAV on days when investors have no access to the fund.

Investments in certain types of thinly traded securities may provide short-term traders arbitrage opportunities. For example, arbitrage opportunities may exist when trading in a portfolio security or securities is halted and does not resume, or the market on which such securities are traded closes before the fund calculates its NAV. If short-term investors of the fund were able to take advantage of these arbitrage opportunities, they could dilute the NAV of fund shares held by long-term investors. Portfolio valuation policies can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that such valuation policies will prevent dilution of the fund’s NAV by short-term traders. While the fund has a policy regarding frequent trading, it too may not be completely effective to prevent short-term NAV arbitrage trading, particularly in regard to omnibus accounts. Please see “Shareholder Guide—General Policies” for further information about the fund’s frequent trading policy.

How to Buy Shares

By Mail – Regular Accounts. To open a regular account, complete an application and mail it, together with a check payable to The Dreyfus Family of Funds, to:

The Dreyfus Family of Funds
P.O. Box 55299
Boston, MA 02205-5299

To purchase additional shares in a regular account, mail a check payable to The Dreyfus Family of Funds (with your account number on your check), together with an investment slip, to:

The Dreyfus Family of Funds
P.O. Box 105
Newark, NJ 07101-0105

By Mail – IRA Accounts. To open an IRA account or make additional investments in an IRA account, be sure to specify the fund name and the year for which the contribution is being made. When opening a new account include a completed IRA application, and when making additional investments include an investment slip. Make checks payable to The Dreyfus Family of Funds, and mail to:

The Bank of New York Mellon, Custodian
P.O. Box 55552
Boston, MA 02205-5552

Electronic Check or Wire. To purchase shares in a regular or IRA account by wire or electronic check, please call 1-800-645-6561 (outside the U.S. 516-794-5452) for more information.

Dreyfus TeleTransfer. To purchase additional shares in a regular or IRA account by Dreyfus TeleTransfer, which will transfer money from a pre-designated bank account, request the account service on your application. Call us at 1-800-645-6561 (outside the U.S. 516-794-5452) or visit www.dreyfus.com to request your transaction.

Automatically. You may purchase additional shares in a regular or IRA account by selecting one of Dreyfus’ automatic investment services made available to the fund on your account application or service application. See “Services for Fund Investors.” In Person. Visit a Dreyfus Financial Center. Please call us for locations.

The minimum initial and subsequent investment for regular accounts is $2,500 and $100, respectively. The minimum initial investment for traditional, spousal and roth IRAs is $750, with no minimum subsequent investment. The minimum initial investment for educational savings accounts is $500, with no minimum subsequent investment. The minimum initial and subsequent investment for Dreyfus automatic investment plans is $100. Investments made through Dreyfus TeleTransfer are subject to a $100 minimum and a $150,000 maximum. All investments must be in U.S. dollars. Third-party checks, cash, travelers’ checks or money orders will not be accepted. You may be charged a fee for any check that does not clear.

How to Sell Shares

You may sell (redeem) shares at any time. Your shares will be sold at the next NAV calculated after your order is received in proper form by the fund’s transfer agent or other authorized entity. Any certificates representing fund shares being sold must be returned with your redemption request. Your order will be processed promptly and you will generally receive the proceeds within a week.

Before selling shares recently purchased by check, Dreyfus TeleTransfer or Automatic Asset Builder, please note that:

  if you send a written request to sell such shares, the fund may delay sending the proceeds for up to eight business days following the purchase of those shares the fund will not process wire, telephone, online or Dreyfus TeleTransfer redemption requests, for up to eight business days following the purchase of those shares

By Mail – Regular Account. To redeem shares in a regular account by mail, send a letter of instruction that includes your name, your account number, the name of the fund, the dollar amount to be redeemed and how and where to send the proceeds. Mail your request to:

The Dreyfus Family of Funds
P.O. Box 55263
Boston, MA 02205-5263

By Mail – IRA Accounts. To redeem shares in an IRA account by mail, send a letter of instruction that includes all of the same information for regular accounts and indicate whether the distribution is qualified or premature and whether the 10% TEFRA should be withheld. Mail your request to:

The Bank of New York Mellon, Custodian
P.O. Box 55552
Boston, MA 02205-5552

A signature guarantee is required for some written sell orders. These include:

  amounts of $10,000 or more on accounts whose address has been changed within the last 30 days requests to send the proceeds to a different payee or address amounts of $100,000 or more

  signature guarantee helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call to ensure that your signature guarantee will be processed correctly.

Telephone or Online. To sell shares in a regular account, call Dreyfus at 1-800-645-6561 (outside the U.S. 516-794-5452) or visit www.dreyfus.com to request your transaction.

A check will be mailed to your address of record or you may request a wire or electronic check (Dreyfus TeleTransfer). For wires or Dreyfus TeleTransfer, be sure that the fund has your bank account information on file. Proceeds will be wired or sent by electronic check to your bank account.

You may request that redemption proceeds be paid by check and mailed to your address of record (maximum $250,000 per day). You may request that redemption proceeds be sent to your bank by wire (minimum $1,000/maximum $20,000 per day) or by Dreyfus TeleTransfer (minimum $500/maximum $20,000 per day). Holders of jointly registered fund or bank accounts may redeem by wire or through Dreyfus TeleTransfer up to $500,000 within any 30-day period.

Automatically. You may sell shares in a regular account by calling 1-800-645-6561 (outside the U.S. 516-794-5452) for instructions on how to establish the Dreyfus Automatic Withdrawal Plan. You may sell shares in an IRA account by calling the above number for instructions on the Systematic Withdrawal Plan.

In Person. Visit a Dreyfus Financial Center. Please call us for locations.

General Policies

Unless you decline teleservice privileges on your application, the fund’s transfer agent is authorized to act on telephone or online instructions from any person representing himself or herself to be you and reasonably believed by the transfer agent to be genuine. You may be responsible for any fraudulent telephone or online order as long as the fund’s transfer agent takes reasonable measures to confirm that instructions are genuine.

If you invest through a financial intermediary (rather than directly with the distributor), the policies and fees may be different than those described herein. Banks, brokers, 401(k) plans, financial advisers and financial supermarkets may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Please consult your financial representative or the SAI.

The fund is designed for long-term investors. Frequent purchases, redemptions and exchanges may disrupt portfolio management strategies and harm fund performance by diluting the value of fund shares and increasing brokerage and administrative costs. As a result, Dreyfus and the fund’s board have adopted a policy of discouraging excessive trading, short-term market timing and other abusive trading practices (frequent trading) that could adversely affect the fund or its operations. Dreyfus and the fund will not enter into arrangements with any person or group to permit frequent trading.

The fund also reserves the right to:

  change or discontinue its exchange privilege, or temporarily suspend the privilege during unusual market conditions change its minimum or maximum investment amounts

  delay sending out redemption proceeds for up to seven days (generally applies only during unusual market conditions or in cases of very large redemptions or excessive trading)

  “redeem in kind,” or make payments in securities rather than cash, if the amount redeemed is large enough to affect fund operations (for example, if it exceeds 1% of the fund’s assets)

  refuse any purchase or exchange request, including those from any individual or group who, in Dreyfus’ view, is likely to engage in frequent trading

More than four roundtrips within a rolling 12-month period generally is considered to be frequent trading. A roundtrip consists of an investment that is substantially liquidated within 60 days. Based on the facts and circumstances of the trades, the fund may also view as frequent trading a pattern of investments that are partially liquidated within 60 days.

Transactions made through Automatic Investment Plans, Automatic Withdrawal Plans, Dreyfus Auto-Exchange Privileges, automatic non-discretionary rebalancing programs, and minimum required retirement distributions generally are not considered to be frequent trading. For employer-sponsored benefit plans, generally only participant-initiated exchange transactions are subject to the roundtrip limit.

Dreyfus monitors selected transactions to identify frequent trading. When its surveillance systems identify multiple roundtrips, Dreyfus evaluates trading activity in the account for evidence of frequent trading. Dreyfus considers the investor’s trading history in other accounts under common ownership or control, in other Dreyfus Funds and BNY Mellon Funds, and if known, in nonaffiliated mutual funds and accounts under common control. These evaluations involve judgments that are inherently subjective, and while Dreyfus seeks to apply the policy and procedures uniformly, it is possible that similar transactions may be treated differently. In all instances, Dreyfus seeks to make these judgments to the best of its abilities in a manner that it believes is consistent with shareholder interests. If Dreyfus concludes the account is likely to engage in frequent trading, Dreyfus may cancel or revoke the purchase or exchange on the following business day. Dreyfus may also temporarily or permanently bar such investor’s future purchases into the fund in lieu of, or in addition to, canceling or revoking the trade. At its discretion, Dreyfus may apply these restrictions across all accounts under common ownership, control or perceived affiliation.

Fund shares often are held through omnibus accounts maintained by financial intermediaries, such as brokers and retirement plan administrators, where the holdings of multiple shareholders, such as all the clients of a particular broker, are aggregated. Dreyfus’ ability to monitor the trading activity of investors whose shares are held in omnibus accounts is limited. However, the agreements between the distributor and financial intermediaries include obligations to comply with the terms of this prospectus and to provide Dreyfus, upon request, with information concerning the trading activity of investors whose shares are held in omnibus accounts. If Dreyfus determines that any such investor has engaged in frequent trading of fund shares, Dreyfus may require the intermediary to restrict or prohibit future purchases or exchanges of fund shares by that investor.

Certain retirement plans and intermediaries that maintain omnibus accounts with the fund may have developed policies designed to control frequent trading that may differ from the fund’s policy. At its sole discretion, the fund may permit such intermediaries to apply their own frequent trading policy. If you are investing in fund shares through an intermediary (or in the case of a retirement plan, your plan sponsor), please contact the intermediary for information on the frequent trading policies applicable to your account.

To the extent that the fund significantly invests in foreign securities traded on markets that close before the fund calculates its NAV, events that influence the value of these foreign securities may occur after the close of these foreign markets and before the fund calculates its NAV. As a result, certain investors may seek to trade fund shares in an effort to benefit from their understanding of the value of these foreign securities at the time the fund calculates its NAV (referred to as price arbitrage). This type of frequent trading may dilute the value of fund shares held by other shareholders. Dreyfus has adopted procedures designed to adjust closing market prices of foreign equity securities under certain circumstances to reflect what it believes to be their fair value.

To the extent that the fund significantly invests in thinly traded securities, certain investors may seek to trade fund shares in an effort to benefit from their understanding of the value of these securities (referred to as price arbitrage). Any such frequent trading strategies may interfere with efficient management of the fund’s portfolio to a greater degree than funds that invest in highly liquid securities, in part because the fund may have difficulty selling these portfolio securities at advantageous times or prices to satisfy large and/or frequent redemption requests. Any successful price arbitrage may also cause dilution in the value of fund shares held by other shareholders.

Although the fund’s frequent trading and fair valuation policies and procedures are designed to discourage market timing and excessive trading, none of these tools alone, nor all of them together, completely eliminates the potential for frequent trading.

Small Account Policy

If your account falls below $500, the fund may ask you to increase your balance. If it is still below $500 after 45 days, the fund may close your account and send you the proceeds.

Distributions and Taxes

The fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions. The fund normally pays dividends and capital gain distributions annually. Fund dividends and capital gain distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.

Distributions paid by the fund are subject to federal income tax, and may also be subject to state or local taxes (unless you are investing through a tax-advantaged retirement account). For federal tax purposes, in general, certain fund distributions, including distributions of short-term capital gains, are taxable to you as ordinary income. Other fund distributions, including dividends from U.S. companies and certain foreign companies and distributions of long-term capital gains, generally are taxable to you as qualified dividends and capital gains, respectively.

If a fund invests all of its assets in shares of the underlying funds, its distributable income and gains will normally consist entirely of distributions from the underlying funds’ income and gains and losses on the dispositions of shares of underlying funds. A portion of any qualified dividends received by the fund from an underlying fund may be designated as qualified dividend income as well, provided the fund meets holding period and other requirements with respect to shares of the underlying fund.

High portfolio turnover and more volatile markets can result in significant taxable distributions to shareholders, regardless of whether their shares have increased in value. The tax status of any distribution generally is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash.

If you buy shares of a fund when the fund has realized but not yet distributed income or capital gains, you will be “buying a dividend” by paying the full price for the shares and then receiving a portion back in the form of a taxable distribution.

Your sale of shares, including exchanges into other funds, may result in a capital gain or loss for tax purposes. A capital gain or loss on your investment in the fund generally is the difference between the cost of your shares and the amount you receive when you sell them.

The tax status of your distributions will be detailed in your annual tax statement from the fund. Because everyone’s tax situation is unique, please consult your tax adviser before investing.

Services for Fund Investors

Automatic Services

Buying or selling shares automatically is easy with the services described below. With each service, you select a schedule and amount, subject to certain restrictions. If you purchase shares through a third party, the third party may impose different restrictions on these services and privileges, or may not make them available at all. For information, call your financial representative or 1-800-645-6561.

Dreyfus Automatic Asset Builder® permits you to purchase fund shares (minimum of $100 and maximum of $150,000 per transaction) at regular intervals selected by you. Fund shares are purchased by transferring funds from the bank account designated by you.

Dreyfus Payroll Savings Plan permits you to purchase fund shares (minimum of $100 per transaction) automatically through a payroll deduction.

Dreyfus Government Direct Deposit permits you to purchase fund shares (minimum of $100 and maximum of $50,000 per transaction) automatically from your federal employment, Social Security or other regular federal government check.

Dreyfus Dividend Sweep permits you to automatically reinvest dividends and distributions from the fund into another Dreyfus Fund (not available for IRAs).

Dreyfus Auto-Exchange Privilege permits you to exchange at regular intervals your fund shares for shares of other Dreyfus Funds.

Dreyfus Automatic Withdrawal Plan permits you to make withdrawals (minimum of $50) on a monthly or quarterly basis, provided your account balance is at least $5,000. Any CDSC will be waived, as long as the amount of any withdrawal does not exceed on an annual basis 12% of the greater of the account value at the time of the first withdrawal under the plan, or at the time of the subsequent withdrawal.

Exchange Privilege

Generally, you can exchange shares worth $500 or more (no minimum for retirement accounts) into other Dreyfus Funds. You can request your exchange by contacting your financial representative. Be sure to read the current prospectus for any fund into which you are exchanging before investing. Any new account established through an exchange generally will have the same privileges as your original account (as long as they are available). There is currently no fee for exchanges, although you may be charged a sales load when exchanging into any fund that has one. See the SAI for more information regarding exchanges.

Dreyfus TeleTransfer Privilege

To move money between your bank account and your Dreyfus Fund account with a phone call or online, use the Dreyfus TeleTransfer privilege. You can set up Dreyfus TeleTransfer on your account by providing bank account information and following the instructions on your application, or contacting your financial representative. Shares held in an IRA or Education Savings Account may not be redeemed through the Dreyfus TeleTransfer privilege.

Account Statements

Every Dreyfus Fund investor automatically receives regular account statements. You will also be sent a yearly statement detailing the tax characteristics of any dividends and distributions you have received.

Dreyfus Financial Centers

A full array of investment services and products are offered at Dreyfus Financial Centers. This includes information on mutual funds, brokerage services, tax-advantaged products and retirements planning.

Experienced financial advisers can help you make informed choices and provide you with personalized attention in handling account transactions. The Financial Centers also offer informative seminars and events. To find out whether a Financial Center is near you, call 1-800-645-6561.

Retirement Plans

Dreyfus offers a variety of retirement plans, including traditional and Roth IRAs and Education Savings Accounts.

Here’s where you call for information:

  For traditional, rollover and Roth IRAs and Education Savings Accounts, call 1-800-645-6561

  For SEP-IRAs, Keogh accounts, 401(k) and 403(b) accounts, call 1-800-358-0910

Financial Highlights

These financial highlights describe the performance of the fund’s shares for the fiscal periods indicated. “Total return” shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These financial highlights have been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the fund’s financial statements, is included in the annual report, which is available upon request.

October 1, 2009 (Commencement of Operations) through August 31, 2010
Dreyfus Conservative Allocation Fund	2010
Per Share Data ($):
Net asset value, beginning of period	12.50
Investment Operations:
Investment income--net[a]	.20
Net realized and unrealized gain (loss) on investments	.41
Total from Investment Operations	.61
Distributions:
Dividends from investment income--net	(.12)
Net asset value, end of period	12.99
Total Return (%)[b]	4.91
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[c,d]	2.76
Ratio of net expenses to average net assets[c,d]	.71
Ratio of net investment income to average net assets[c,d]	1.84
Portfolio Turnover Rate[b]	36.82
Net Assets, end of period ($ x 1,000)	7,432
[a]Based on average shares outstanding at each month end.
[b]Not annualized.
[c]Annualized.
[d]Amounts do not include the activity of the underlying funds.

October 1, 2009 (Commencement of Operations) through August 31, 2010
Dreyfus Moderate Allocation Fund	2010
Per Share Data ($):
Net asset value, beginning of period	12.50
Investment Operations:
Investment income—net[a]	.14
Net realized and unrealized gain (loss) on investments	.41
Total from Investment Operations	.55
Distributions:
Dividends from investment income--net	(.12)
Net asset value, end of period	12.93
Total Return (%)[b]	4.43
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[c,d]	1.96
Ratio of net expenses to average net assets[c,d]	.65
Ratio of net investment income to average net assets[c,d]	1.27
Portfolio Turnover Rate[b]	31.21
Net Assets, end of period ($ x 1,000)	11,200
[a]Based on average shares outstanding at each month end.
[b]Not annualized.
[c]Annualized.
[d]Amounts do not include the activity of the underlying funds.

Financial Highlights (cont’d)

October 1, 2009 (Commencement of Operations) through August 31, 2010
Dreyfus Growth Allocation Fund	2010
Per Share Data ($):
Net asset value, beginning of period	12.50
Investment Operations:
Investment income—net[a]	.10
Net realized and unrealized gain (loss) on investments	.31
Total from Investment Operations	.41
Distributions:
Dividends from investment income--net	(.13)
Net asset value, end of period	12.78
Total Return (%)[b]	3.26
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[c,d]	3.31
Ratio of net expenses to average net assets[c,d]	.57
Ratio of net investment income to average net assets[c,d]	.85
Portfolio Turnover Rate[b]	45.65
Net Assets, end of period ($ x 1,000)	5,301
[a]Based on average shares outstanding at each month end.
[b]Not annualized.
[c]Annualized.
[d]Amounts do not include the activity of the underlying funds.

NOTES

For More Information

Dreyfus Conservative Allocation Fund
Dreyfus Moderate Allocation Fund
Dreyfus Growth Allocation Fund

Each a series of Strategic Funds, Inc.
SEC file number: 811-3940

More information on this fund is available free upon request, including the following:

Annual/Semiannual Report

Describes the fund’s performance, lists portfolio holdings and contains a letter from the fund’s manager discussing recent market conditions, economic trends and fund strategies that significantly affected the fund’s performance during the last fiscal year. The fund’s most recent annual and semiannual reports are available at www.dreyfus.com.

Statement of Additional Information (SAI)

Provides more details about the fund and its policies. A current SAI is available at www.dreyfus.com and is on file with the Securities and Exchange Commission (SEC). The SAI is incorporated by reference (is legally considered part of this prospectus).

Portfolio Holdings

Dreyfus funds generally disclose their complete schedule of portfolio holdings monthly with a 30-day lag at www.dreyfus.com under Mutual Fund Center – Dreyfus Mutual Funds – Mutual Fund Total Holdings. Complete holdings as of the end of the calendar quarter are disclosed 15 days after the end of such quarter. Dreyfus money market funds generally disclose their complete schedule of holdings daily. The schedule of holdings for a fund will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the dates of the posted holdings.

A complete description of the fund’s policies and procedures with respect to the disclosure of the fund’s portfolio securities is available in the fund’s SAI.

To obtain information:

By telephone. Call 1-800-645-6561

By mail.
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

By E-mail. Send your request to info@dreyfus.com

On the Internet. Certain fund documents can be viewed online or downloaded from:

SEC: http://www.sec.gov

Dreyfus: http://www.dreyfus.com

You can also obtain copies, after paying a duplicating fee, by visiting the SEC’s Public Reference Room in Washington, DC (for information, call 1-202-551-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC’s Public Reference Section, Washington, DC 20549-0102.

© 2011 MBSC Securities Corporation

AF-P0111

STRATEGIC FUNDS, INC.

dreyfus CONSERVATIVE ALLOCATION fund

(Ticker: SCALX)
dreyfus MODERATE ALLOCATION fund

(Ticker: SMDAX)
dreyfus GROWTH ALLOCATION fUND

(Ticker: SGALX)

STATEMENT OF ADDITIONAL INFORMATION
JANUARY 1, 2011

This Statement of Additional Information ("SAI"), which is not a prospectus, supplements and should be read in conjunction with the current combined Prospectus, dated January 1, 2011, of Dreyfus Conservative Allocation Fund, Dreyfus Moderate Allocation Fund and Dreyfus Growth Allocation Fund, each a separate series (each, a "Fund" and collectively, the "Funds") of Strategic Funds, Inc. (the "Company"), as the Prospectus may be revised from time to time.  To obtain a copy of the Funds' Prospectus, please call your financial adviser, or write to the Funds at 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144, visit www.dreyfus.com, or call one of the following numbers:

Call Toll Free 1-800-645-6561
            In New York City – Call 1-718-895-1206
            Outside the U.S. – Call 516-794-5452

DESCRIPTION OF THE COMPANY AND FUNDS

The Company is a Maryland corporation formed on January 29, 1985.  Each Fund is a separate series of the Company, an open-end management investment company, known as a mutual fund.  Each Fund is a diversified fund, which means that, with respect to 75% of the Fund's total assets, the Fund will not invest more than 5% of its assets in the securities of any single issuer nor hold more than 10% of the outstanding voting securities of any single issuer (other than, in each case, securities of other investment companies and securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities).

The Funds allocate their assets, in varying percentages, to the general asset classes of equity and fixed income, as described in the Funds' Prospectus.  Each Fund achieves its targeted asset allocation mix by investing in other mutual funds that are advised by The Dreyfus Corporation (the "Manager" or "Dreyfus"), referred to as "Underlying Funds," that, in turn, invest in a wide range of equity and fixed income securities.  The Underlying Funds are categorized in the asset classes of equity, which is comprised of U.S. large-, mid- and small-cap equity funds, international equity funds, emerging markets equity funds, and global equity funds, and fixed income, which is comprised of U.S. and international fixed income funds.  Dreyfus serves as each Fund's investment adviser.

MBSC Securities Corporation (the "Distributor") is the distributor of each Fund's shares.

Because each Fund invests all or substantially all of its investable assets in the Underlying Funds, the description of the investment policies, techniques, specific investments and related risks for the Funds and the Underlying Funds that follows applies primarily to the Underlying Funds.

Description of the Underlying Funds

The Underlying Funds are selected by the Dreyfus Investment Committee based on their investment objectives and management policies, portfolio holdings, risk/reward profiles, historical performance, and other factors, including the correlation and covariance among the Underlying Funds.  The Underlying Funds in which the Funds may invest, as of the date of this SAI, are set forth below.

Equity Investments

U.S. Large-Cap

Dreyfus Appreciation Fund, Inc. — The fund seeks long-term capital growth consistent with the preservation of capital.  Its secondary goal is current income.  The fund's investment objectives are fundamental policies which cannot be changed without the approval of a majority of the fund's outstanding voting shares.  To pursue its goals, the fund normally invests at least 80% of its assets in the common stocks.  The fund focuses on "blue chip" companies with total market values of more than $5 billion at the time of purchase, including multinational companies.  These are established companies that have demonstrated sustained patterns of profitability, strong balance sheets, an expanding global presence and the potential to achieve predictable, above-average earnings growth.

In choosing stocks, the fund first identifies economic sectors that it believes will expand over the next three to five years or longer.  Using fundamental analysis, the fund then seeks companies within these sectors that have proven track records and dominant positions in their industries.  The fund also may invest in companies which it considers undervalued in terms of earnings, assets or growth prospects.

The fund employs a "buy-and-hold" investment strategy, which generally has resulted in an annual portfolio turnover rate of below 15%.  A low portfolio turnover rate helps reduce the fund's trading costs and minimizes tax liability by limiting the distribution of capital gains.

The fund typically sells a stock when the portfolio manager believes there is a significant adverse change in a company's business fundamentals that may lead to a sustained impairment in earnings power.

The fund's investment adviser is Dreyfus.  The fund has engaged Fayez Sarofim & Co. as the fund's sub-investment adviser to provide day-to-day management of the fund's investments.

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Dreyfus Alpha Growth Fund — The fund seeks capital appreciation.  The fund's investment objective is a fundamental policy which cannot be changed without the approval of a majority of the fund's outstanding voting shares.  To pursue its goal, the fund normally invests at least 80% of its assets in stocks.  The fund's stock investments may include common stocks, preferred stocks, and convertible securities, including those purchased in initial public offerings ("IPOs").

The fund's portfolio managers apply a systematic, quantitative investment approach designed to identify and exploit relative misvaluations primarily within large- and mid-cap growth stocks in the U.S. stock market.

The portfolio managers use a proprietary valuation model that identifies and ranks stocks (Composite Alpha Ranking or CAR) based on:

•         a long-term relative valuation model that utilizes forward looking estimates of risk and return;

•         an Earnings Sustainability (ES) model that gauges how well earnings forecasts are likely to reflect changes in future cash flows.  Measures of ES help stock selection strategy by tilting the portfolio away from stocks with poor ES and tilting towards stocks with strong ES; and

•         a set of Behavioral Factors, including earnings revisions and share buybacks that provide the portfolio managers with information about potential misvaluations of stocks.

This approach differs from conventional portfolio management in that, generally, the portfolio managers will strictly adhere to underlying models in selecting portfolio securities.  In unusual circumstances, the portfolio managers may deviate from the models.

The fund typically will hold between 50 and 100 securities selected using these models.  The fund's portfolio managers will periodically rebalance the portfolio, which will result in changes in fund holdings.  The portfolio managers may enhance the models from time to time, depending on their ongoing research efforts.

The portfolio managers construct the portfolio through a systematic structured approach, focusing on stock selection as opposed to making proactive decisions as to industry or sector exposure.  The fund generally attempts to have a neutral exposure to sectors, industries and capitalizations relative to the Russell 1000® Growth Index.  Within each sector and style subset, the fund overweights the most attractive stocks and underweights or zero weights the stocks that have been ranked least attractive.

The fund may, but is not required to, use derivatives, such as options, futures and options on futures (including those relating to stocks, indexes and foreign currencies), as a substitute for investing directly in an underlying asset, to increase returns, or as part of a hedging strategy.  The fund also may engage in short-selling "against-the-box" (i.e., where the fund owns or has an unconditional right to acquire at no additional cost the security sold short) for hedging purposes to limit exposure to a possible market decline in the value of its portfolio securities.

The fund is non-diversified, which means that a relatively high percentage of the fund's assets may be invested in a limited number of issuers.  Therefore, the fund's performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

The fund's investment adviser is Dreyfus.

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Dreyfus Research Growth Fund - The fund seeks long-term capital growth consistent with the preservation of capital. Current income is a secondary goal. To pursue these goals, the fund invests at least 80% of its assets in common stocks. The fund may invest up to 25% of its assets in foreign securities. The fund’s stock investments may include common stocks, preferred stocks and convertible securities, including to a limited degree, those purchased in initial public offerings.

The fund invests in stocks selected by a team of core research analysts, with each analyst responsible for fund investments in his or her area of expertise. As the fund’s portfolio managers, these analysts utilize a fundamental, bottom-up research process to identify investments for the fund. The fund invests in those companies in which the analysts have the highest degree of conviction or have identified a strong near term catalyst for earnings growth or share price appreciation. The analysts, under the direction of the director of the core research team, determine the fund’s allocations among market sectors. The fund’s portfolio is structured so that its sector weightings generally are similar to those of the Russell 1000® Growth Index, the fund’s benchmark.

The fund typically sells a security when the research analyst responsible for the investment believes there has been a negative change in the fundamental factors surrounding the company, the company has become fully valued, or a more attractive opportunity has been identified.

The fund may, but is not required to, use derivatives, such as options, futures and options on futures (including those relating to stocks, indexes and foreign currencies), and forward contracts, as a substitute for investing directly in an underlying asset, to increase returns, or as part of a hedging strategy. The fund also may engage in short-selling, typically for hedging purposes, such as to limit exposure to a possible market decline in the value of its portfolio securities. The fund also may invest in exchange-traded funds (ETFs) and similarly pooled investments in order to provide exposure to certain equity markets.

The fund’s investment adviser is Dreyfus.

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Dreyfus Strategic Value Fund — The fund seeks capital appreciation.  The fund's investment objective is a fundamental policy which cannot be changed without the approval of a majority of the fund's outstanding voting shares.  To pursue its goal, the fund normally invests at least 80% of its assets in stocks.  The fund's stock investments may include common stocks, preferred stocks, and convertible securities, including those purchased in IPOs.  The fund may invest up to 30% of its assets in foreign securities.

The fund's portfolio manager identifies potential investments through extensive quantitative and fundamental research.  The fund focuses on individual stock selection (a "bottom-up" approach), emphasizing three key factors:

•         Value:  quantitative screens track traditional measures such as price-to-earnings, price-to-book and price-to-sales ratios; these ratios are analyzed and compared against the market;

•         Sound business fundamentals:  a company's balance sheet and income data are examined to determine the company's financial history; and

•         Positive business momentum:  a company's earnings and forecast changes are analyzed and sales and earnings trends are reviewed to determine the company's financial condition or the presence of a catalyst that will trigger a price increase near- to mid-term.

The fund typically sells a stock when the portfolio manager believes there is a more attractive alternative, the stock's valuation is excessive or there are deteriorating fundamentals, such as a loss of competitive advantage, a failure in management execution or deteriorating capital structure.

The fund may, but is not required to, use derivatives, such as options, futures and options on futures (including those relating to securities, indexes, foreign currencies and interest rates), forward contracts and swaps, as a substitute for investing directly in an underlying asset, to increase returns, or as part of a hedging strategy.    At times, the fund may engage in other hedging techniques, overweighting industry and security positions, and investing in small companies, high-yield debt securities and private placements.

The fund's investment adviser is Dreyfus.

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Dreyfus/The Boston Company Large Cap Core Fund - The fund seeks long-term growth of capital. To pursue this goal, the fund normally invests at least 80% of its assets in equity securities of large cap companies that appear to be undervalued relative to underlying business fundamentals. The fund currently considers large cap companies to be those with total market capitalizations, at the time of purchase, that are greater than the market capitalizations of companies in the bottom 5% of the capitalization range represented in the Standard & Poor’s® 500 Composite Stock Price Index (S&P 500®Index).This would correspond to companies with a total market capitalization of greater than $9.93 billion as of December 31, 2009. The fund’s equity investments may include common stocks, preferred stocks, convertible securities and warrants.

The fund may invest without limit in securities of U.S. companies and of foreign companies that are listed on a U.S. securities exchange or traded in the U.S. over-the-counter markets, but not more than 10% of its assets in other foreign securities.  The fund also may invest up to 20% of its assets in high grade fixed-income securities (i.e., rated A or better or the unrated equivalent), and may invest up to 5% of its assets in fixed-income securities in the lowest long term investment grade category (i.e., rated Baa-/BBB- or the unrated equivalent).

The portfolio managers employ a core investment style that incorporates both, growth and value criteria, in managing the fund’s portfolio. The portfolio managers seek to identify those companies with stocks trading at prices below what the portfolio managers believe are their intrinsic values based on current earnings and prospects for growth. In choosing stocks for investment, the portfolio managers evaluate a company’s valuation multiples (price/earnings, price/sales, price/cash flow), quality of earnings, current competitive position, and expected business growth relative to its industry.

  The portfolio managers use a combination of quantitative and fundamental research to identify portfolio candidates. A quantitative model screens a universe of up to 1,200 companies with the most liquid stocks according to valuation multiples, quality of earnings, consistency of growth, near-term reported business momentum, actual earnings and their recent trend, and expected earnings and their recent trend. Fundamental research is also used to identify companies that appear valued attractively based on business dynamics, under-recognized assets, or special circumstances.

The fund may, but is not required to, use derivatives, such as options, futures and options on futures (including those relating to securities, indexes, foreign currencies and interest rates) and forward contracts, as a substitute for investing directly in an underlying asset, to increase returns or as part of a hedging strategy.

The fund’s investment adviser is Dreyfus.

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Dreyfus U.S. Equity Fund — The fund seeks long-term total return.  The fund's investment objective is a fundamental policy which cannot be changed without the approval of a majority of the fund's outstanding voting shares. To pursue its goal, the fund normally invests at least 80% of its assets in equity securities of companies located in the United States. The fund may invest in the securities of companies of any market capitalization.  The fund's equity investments may include common stocks, preferred stocks, convertible securities and warrants.  Although the fund typically invests in seasoned issuers, it may purchase securities of companies in IPOs or shortly thereafter.

The fund's sub-investment adviser, Walter Scott & Partners Limited ("Walter Scott"), seeks investment opportunities in companies with fundamental strengths that indicate the potential for sustainable growth.  Walter Scott focuses on individual stock selection, building the fund's portfolio from the bottom up through extensive fundamental research.

The investment process begins with the screening of reported company financials.  Companies that meet certain broad absolute and trend criteria are candidates for more detailed financial analysis.  For these companies, Walter Scott restates the company's income statement, flow of funds, and balance sheet to a cash basis.  This analysis assists Walter Scott in identifying the nature of operating margin and value added, the variables contributing to value added, the operating efficiencies, the working capital management, the profitability and the financing model of the company.  If a company passes Walter Scott's more stringent financial criteria, Walter Scott then conducts a detailed investigation of the company's products, cost and pricing, competition and industry position and outlook.  Walter Scott may visit companies that meet its collective criteria with a view to understanding whether the company has the ability to generate sustained growth in the future.  Walter Scott uses various valuation measures, including price-to-earnings ratio versus growth rate, price-to-cash and price-to-book.  The fund's portfolio managers select those stocks that meet Walter Scott's criteria where the expected growth rate is available at reasonable valuations.

Market capitalization and sector allocations are results of, not part of, the investment process.  Walter Scott does not use benchmark indices as a tool for active portfolio management.  Traditional benchmark indices, however, may be helpful in measuring investment returns, and the fund's investment returns generally will be compared to those of the Morgan Stanley Capital International ("MSCI") USA Index.  The MSCI USA Index is an unmanaged, market capitalization-weighted index that is designed to measure the performance of publicly traded stocks issued by companies in the United States.

Although the fund invests primarily in equity securities of U.S. issuers, the fund may invest up to 15% of its assets in equity securities of foreign issuers, including those in emerging market countries.

Walter Scott believes that a patient investment approach is necessary to give the companies in which the fund invests an opportunity to realize their growth potential.  Accordingly, it is expected that the fund typically will maintain a low annual portfolio turnover rate.

Walter Scott typically sells a stock when it no longer possesses the characteristics that caused its purchase.  A stock may be a sell candidate when its valuation reaches or exceeds its calculated fair value, or there are deteriorating fundamentals.  Walter Scott may reduce the weighting of a stock held by the fund if it becomes overweighted as determined by Walter Scott.

The fund may, but is not required to, use derivatives, such as options, futures and options on futures (including those relating to securities, indexes, foreign currencies and interest rates), and forward contracts, as a substitute for investing directly in an underlying asset, to increase returns, to manage foreign currency risk, or as part of a hedging strategy.

The fund's investment adviser is Dreyfus.  Dreyfus has engaged its affiliate, Walter Scott, as the fund's sub-investment adviser to provide day-to-day management of the fund's investments.

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Dreyfus BASIC S&P 500 Stock Index Fund — The fund seeks to match the total return of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500").  This objective may be changed without shareholder approval.  To pursue its goal, the fund normally invests at least 95% of its assets in common stocks included in the index.

Index funds are designed to meet the performance of an underlying benchmark index.  To replicate index performance, the fund's portfolio manager uses a passive management approach and purchases all or a representative sample of securities comprising the benchmark index.  Because the fund has expenses, performance will tend to be slightly lower than that of the target benchmark.

The fund attempts to have a correlation between its performance and that of the index of at least .95, before expenses.  A correlation of 1.00 would mean that the fund and the index were perfectly correlated.

The fund generally invests in all 500 stocks in the S&P 500® in proportion to their weighting in the index.  The S&P 500 is an unmanaged index of 500 common stocks chosen to reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general.  Each company's stock is weighted by the number of available float shares (i.e., those shares available to investors) divided by the total shares outstanding, which means larger companies with more available float shares have greater representation in the index than smaller ones.  The fund may also use stock index futures as a substitute for the sale or purchase of securities.

The fund's investment adviser is Dreyfus.

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U.S. Mid-/Small-Cap

Dreyfus Select Managers Small Cap Value Fund — The fund seeks capital appreciation.  This objective may be changed without shareholder approval.  To pursue its goal, the fund normally invests at least 80% of its assets in the stocks of small cap companies.  The fund currently considers small cap companies to be those companies with market capitalizations that fall within the range of companies in the Russell 2000® Value Index at the time of purchase.  Because the fund may continue to hold a security whose market capitalization increases or decreases, a substantial portion of the fund's holdings can have market capitalizations outside the range of the Russell 2000 Value Index at any given time.  The fund's stock investments may include common stocks, preferred stocks, convertible securities, and securities issued by real estate investment trusts ("REITs"), including stock purchased in IPOs or shortly thereafter.  REITs are pooled investment vehicles that invest primarily in income-producing real estate or loans related to real estate.  The fund's portfolio is constructed so as to have a value tilt.  The fund may invest up to 15% of its assets in foreign securities.

The fund may, but is not required to, use derivatives, such as options, futures and options on futures (including those relating to securities, indexes, foreign currencies and interest rates), and forward contracts, as a substitute for investing directly in an underlying asset, to increase returns, to manage foreign currency risk, or as part of a hedging strategy.  The fund also may invest in exchange traded funds ("ETFs") and similarly structured pooled investments in order to provide exposure to certain equity markets.

The fund uses a "multi-manager" approach by selecting one or more subadvisers to manage the fund's assets.  The fund's assets are currently allocated among three subadvisers, each of which acts independently of the others and uses its own methodology to select portfolio investments.

Thompson, Siegel and Walmsley, LLC ("TS&W") serves as a subadviser to the fund.  The initial percentage of the fund's assets allocated to TS&W is approximately 25%.  TS&W's investment process uses a combination of quantitative and qualitative methods and is based on a four-factor valuation model.  Factors one and two of the model attempt to assess a company's discount to private market value and sector adjusted price/cash flow relative to other small cap stocks within the economic sector.  The third factor considers the relative earnings prospects of the company.  The fourth factor involves looking at the relative strength of the company's recent stock price.  TS&W selects approximately 25 companies from each sector of the Russell 2000 Index that have the best model results.  These companies are then subject to TS&W's fundamental analysis, which focuses on reviewing each company's balance sheet, cash flow generation, management and market position.  TS&W also looks for the presence of a "catalyst" (e.g., new management, restructuring, or spin-off) that should trigger a price increase.  TS&W typically sells a stock if the company's fundamentals deteriorate, there is a significant negative earnings revision for the company, or the company's market capitalization exceeds $4 billion.

Walthausen & Co., LLC ("Walthausen") serves as a subadviser to the fund.  The initial percentage of the fund's assets allocated to Walthausen is approximately 25%.  Walthausen uses a proprietary valuation model to identify companies that are trading at a discount to intrinsic value.  Once these companies are identified, Walthausen studies public filings and constructs detailed models to project earnings and cash flows.  Walthausen uses quantitative research to measure value by analyzing certain metrics, such as price earnings multiples, price to cash flow, price to book ratios or price to revenue.  Walthausen frequently contacts company management and/or industry experts to develop a clearer understanding of each investment idea.  Qualitative measurements used by Walthausen include analyzing business models, competitive advantages, corporate activity and management decisions.  Final investment decisions are based on Walthausen's internally prepared models and valuation metrics.  Walthausen typically sells a stock when the stock reaches Walthausen's appraised value, there is a more attractively priced stock as an alternative, the fundamentals of the business have changed, or Walthausen determines that management of the company is not enhancing shareholder value.

Lombardia Capital Partners, LLC (“Lombardia”) serves as a subadviser to the fund.  The initial percentage of the fund's assets allocated to Lombardia is approximately 20% Lombardia uses fundamental analysis and bottom-up value oriented stock selection.  Lombardia seeks to identify companies whose stocks are trading below what Lombardia estimates to be their intrinsic value over a complete market cycle, typically a period of three years.  Lombardia also looks for the presence of a catalyst (such as positive earnings per share revisions, share repurchases, corporate restructurings, or changes in management) that will trigger a price increase and drive the stock to its intrinsic value.  Lombardia focuses on companies with strong balance sheets, free cash flow generation, liquidity, high interest coverage and below average levels of debt relative to their industry or sector.  The investment process is research driven, primarily internal, and uses key inputs, such as earnings, sales and cash flow estimates, growth rates and a discount rate, to project future valuations.  Lombardia typically sells a stock if the stock achieves its price target, it perceives a major change in the long-term outlook for the company or the company's industry, or it determines that a better investment opportunity exists.

Neuberger Berman Management, LLC (Neuberger Berman) serves as a subadviser to the fund. The initial percentage of the fund’s assets allocated to Neuberger Berman is approximately 20%. Neuberger Berman uses fundamental analysis and bottom-up stock selection.  Neuberger Berman seeks to identify companies selling at a material discount to their intrinsic value, where a catalyst can narrow the value/price differential and result in sustainable value creation over time.  The investment process involves analyzing cash flows, market valuations and corporate transactions and evaluating company performance, industry trends and potential catalysts (such as a restructuring, merger, management change, spin-off, share repurchase, asset sale, capital reallocation or re-engineering).  Specifically, Neuberger Berman identifies publicly traded small cap companies that meet certain valuation criteria, then conducts private-equity style due diligence to establish a company's underlying business or intrinsic value and reviews specific corporate strategies or catalysts that may return the company to its intrinsic value.  Neuberger Berman typically sells a stock if the value/price differential narrows significantly, there is a change in the company's strategic plan or the intrinsic value assessment, or portfolio diversification is necessary.

Riverbridge Partners, LLC ("Riverbridge") serves as a subadviser to the fund.  The initial percentage of the fund's assets allocated to Riverbridge is approximately 10%.  Riverbridge employs a bottom-up approach to stock selection.  Riverbridge believes earnings power determines the value of a company.  Riverbridge focuses on companies that are building their earnings power and intrinsic value.  Riverbridge seeks out companies that have strong prospects for earnings growth, pricing flexibility, strong management, a unique product or market niche and the ability to internally finance themselves.  Riverbridge typically sells a stock if the company's fundamentals deteriorate, or the quality of information provided by management is questionable.

It is possible that the investment styles of the fund's subadvisers may not complement one another.  As a result, the fund's exposure to a given stock, industry or investment style could unintentionally be greater or smaller than it would have been if the fund had a single adviser.  In addition, if one subadviser buys a security during a time frame when another subadviser sells it, the fund will incur transaction costs and the fund's net position in the security may be approximately the same as it would have been with a single manager and no such sale and purchase.

The fund is non-diversified, which means that a relatively high percentage of the fund's assets may be invested in a limited number of issuers.  Therefore, the fund's performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

The fund's investment adviser is Dreyfus.  Dreyfus has engaged its affiliate, EACM Advisors LLC ("EACM"), to evaluate and recommend subadvisers for the fund.  EACM seeks subadvisers for the fund that complement each other's specific style of investing, consistent with the fund's investment goal.  EACM recommends the portion of the fund's assets to be managed by each subadviser, which may be adjusted by up to 20% without the approval of the fund's board.  EACM monitors and evaluates the performance of the subadvisers for the fund and will advise and recommend to Dreyfus and the fund's board any changes to the fund's subadvisers.

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Dreyfus Midcap Value Fund — The fund seeks to surpass the performance of the Russell Midcap Value Index.  The fund's investment objective is a fundamental policy which cannot be changed without the approval of a majority of the fund's outstanding voting shares.  To pursue its goal, the fund normally invests at least 80% of its assets in mid-cap stocks with market capitalizations between $1 billion and $25 billion at the time of purchase.  Because the fund may continue to hold a security whose market capitalization grows, a substantial portion of the fund's holdings can have market capitalizations in excess of $25 billion at any given time.

The fund's stock investments may include common stocks, preferred stocks and convertible securities of both U.S. and foreign issuers, including those purchased in initial public offerings.  The fund may invest up to 15% of its assets in foreign securities.

The fund's portfolio managers identify potential investments through extensive quantitative and fundamental research.  The fund focuses on individual stock selection (a "bottom-up" approach), emphasizing three key factors:

•         relative value, or how a stock is valued relative to its intrinsic worth based on traditional value measures.  Estimates of fair value are based on comparisons to industry averages or historic norms rather than solely on an average of the overall market;

•         business health, or overall efficiency and profitability as measured by return on assets and return on equity; and

•         business momentum, or the presence of a catalyst (such as a corporate restructuring, change in management or spinoff) that will trigger a price increase near term to midterm.

The fund typically sells the stock of a company when the company is no longer considered a value company, appears less likely to benefit from the current market and economic environment, shows deteriorating fundamentals or declining momentum, or falls short of the portfolio managers' expectations.

The fund may, but is not required to, use derivatives, such as options, futures and options on futures (including those relating to stock indexes, foreign currencies and interest rates), forward contracts and swaps, as a substitute for investing directly in an underlying asset, to increase returns, or as part of a hedging strategy.  The fund also may engage in short-selling, typically for hedging purposes, such as to limit exposure to a possible market decline in the value of its portfolio securities.

The fund's investment adviser is Dreyfus.

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Dreyfus S&P STARS Opportunities Fund — The fund seeks long-term capital appreciation.  The fund's investment objective is a fundamental policy which cannot be changed without the approval of a majority of the fund's outstanding voting shares.  To pursue its goal, the fund normally invests at least 80% of its net assets in securities that have been ranked at the time of purchase by Standard & Poor's ("S&P") analysts according to the Standard & Poor's STock Appreciation Ranking System (or STARS).

S&P's research staff analyzes and ranks the stocks of approximately 1,500 issuers and evaluates their appreciation potential for the coming 12 months, as shown below:

5-STARS (Strong Buy):  Total return is expected to outperform the total return of a relevant benchmark by a wide margin over the coming 12 months, with shares rising in price on an absolute basis.

4-STARS (Buy):  Total return is expected to outperform the total return of a relevant benchmark over the coming 12 months, with shares rising in price on an absolute basis.

3-STARS (Hold):  Total return is expected to closely approximate the total return of a relevant benchmark over the coming 12 months, with shares generally rising in price on an absolute basis.

2-STARS (Sell):  Total return is expected to underperform the total return of a relevant benchmark over the coming 12 months, and the share price is not anticipated to show a gain.

1-STARS (Strong Sell):  Total return is expected to underperform the total return of a relevant benchmark by a wide margin over the coming 12 months, with shares falling in price on an absolute basis.

In seeking to achieve the investment objective of the fund, the fund's portfolio manager will principally use STARS to identify common stocks in the highest category (five-STARS) for purchase and in the lowest category (one-STARS) for short-selling.  This investment approach is designed to provide opportunities to achieve performance that exceeds the S&P MidCap 400 Index's total return.

The portfolio manager generally will select for the fund securities of companies that, at the time of purchase, have market capitalizations within the range of companies included in the S&P MidCap 400 Index.

Generally, the fund will invest at least 75% of its total assets in U.S. common stocks and U.S. dollar-denominated American Depositary Receipts that are listed on U.S. exchanges that, at the time of initial purchase, were ranked five- or four-STARS, or at the time of short sale, were ranked one- or two-STARS.

Generally, the fund may invest up to 25% of its total assets in U.S. common stocks and ADRs without regard to STARS ranking at the time of purchase.  This strategy will allow the fund's portfolio manager to consider a larger universe of stocks that S&P does not follow, which means that the fund may purchase more "lower-ranked" securities (or sell short more "higher-ranked" securities) than it otherwise could.

In selecting investments for the fund, the portfolio manager analyzes the stocks ranked by S&P analysts according to the STARS and selects those he believes have the best potential for capital appreciation.  The portfolio manager focuses on companies that show the potential to achieve growth at a reasonable price.  The portfolio manager considers various factors including market segment, industry, earnings history, price-to-earnings ratio and management.

If S&P downgrades a security held by the fund to four-STARS from five-STARS, the fund may purchase additional shares of that security without limitation.  In addition, if S&P upgrades a security held by the fund to two-STARS from one-STARS, the fund may sell short additional shares of that security without limitation.  If, however, S&P downgrades a security held by the fund from five- or four-STARS to three-STARS or lower, that security is subject to the 25% limitation on acquiring securities without regard to STARS ranking.  Similarly, if S&P upgrades a security sold short by the fund from one- or two-STARS to three-STARS or higher, that security also is subject to the 25% limitation on investments made without regard to STARS ranking.

The fund may "sell short" securities that at their time of initial sale were ranked one- or two- STARS.  In a short sale, the fund sells a security it has borrowed, with the expectation that the security will decline in value.  If the portfolio manager correctly predicts the decline in value, the fund will repurchase the security at a lower price and realize a gain.  Although the fund's gain is limited to the amount at which it sold the security short, its potential loss is limited only by the maximum attainable price of the security less the price at which the security was sold.  Short-selling is considered "leverage" and may involve substantial risk.  The fund also may engage in short-selling of other securities, typically for hedging purposes, such as to limit exposure to a possible market decline in the value of its portfolio securities.

STARS rankings represent the subjective determination of S&P's analysts, and may not accurately assess the investment prospects of a particular security.  Past performance of securities included in the S&P STARS system does not necessarily predict the future performance of the fund.

The fund may, but is not required to, use derivatives, such as, options, futures and options on futures (including those relating to securities, indexes and foreign currencies), as a substitute for investing directly in an underlying asset, to increase returns, or as part of a hedging strategy.

The fund is non-diversified, which means that a relatively high percentage of the fund's assets may be invested in a limited number of issuers.  Therefore, the fund's performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

The fund's investment adviser is Dreyfus.

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Dreyfus/The Boston Company Small/Mid Cap Growth Fund — The fund seeks long-term growth of capital.  This objective may be changed without shareholder approval.  To pursue its goal, the fund normally invests at least 80% of its assets in equity securities of small-cap and mid-cap U.S. companies.  The fund currently considers small-cap and mid-cap companies to be those with total market capitalizations, at the time of purchase, that are equal to or less than the total market capitalization of the largest company included in the Russell 2500® Growth Index.  This would correspond to companies with total market capitalizations equal to or less than $10.74 billion as of December 31, 2009.  The fund's equity investments may include common stocks, preferred stocks, convertible securities and warrants, including those purchased in IPOs or shortly thereafter.  The fund also may invest in ETFs and similarly structured pooled investments to provide exposure to certain equity markets while maintaining liquidity.

Although the fund normally invests in U.S.-based companies, it may invest up to 15% of its assets in foreign companies, including up to 10% of its assets in issuers located in emerging market countries, and up to 3% of its assets in issuers of any one specific emerging market country.  The fund also may invest up to 20% of its assets in high grade fixed income securities (i.e., rated A or better or the unrated equivalent) with remaining maturities of three years or less, and may invest up to 5% of its assets in fixed income securities in the lowest long-term investment grade category (i.e., rated Baa-/BBB- or the unrated equivalent).

The portfolio managers employ a growth-oriented investment style in managing the fund's portfolio, which means the portfolio managers seek to identify those small-cap and mid-cap companies which are experiencing or are expected to experience rapid earnings or revenue growth.  The portfolio managers focus on high quality companies, especially those with products or services that are believed to be leaders in their market niches.  The portfolio managers focus on individual stock selection instead of trying to predict which industries or sectors will perform best and select stocks by:

•         Using fundamental research to identify and follow companies considered to have attractive characteristics, such as strong business and competitive positions, solid cash flows and balance sheets, high quality management and high sustainable growth; and

•         Investing in a company when the portfolio managers' research indicates that the company will experience accelerating revenues and expanding operating margins, which may lead to rising estimate trends and favorable earnings surprises.

The fund's investment strategy may lead it to emphasize certain sectors, such as technology, health care, business services and communications.

The fund may, but is not required to, use derivatives, such as options, futures and options on futures (including those relating to securities, indexes, foreign currencies and interest rates), and forward contracts, as a substitute for investing directly in an underlying asset, to increase returns, or as part of a hedging strategy.  Generally, the fund would enter into equity index futures contracts based primarily on the Russell 2000® and S&P® Midcap indices.

The fund's investment adviser is Dreyfus.

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Dreyfus Smallcap Stock Index Fund — The fund seeks to match the performance of the Standard & Poor's SmallCap 600 Index.  The fund's investment objective is a fundamental policy which cannot be changed without the approval of a majority of the fund's outstanding voting shares.  To pursue its goal, the fund invests in a representative sample of stocks included in the S&P SmallCap 600 Index, and in futures whose performance is tied to the index.

Index funds are designed to meet the performance of an underlying benchmark index.  To replicate index performance, the fund's portfolio manager uses a passive management approach and purchases all or a representative sample of securities comprising the benchmark index.  Because the fund has expenses, performance will tend to be slightly lower than that of the target benchmark.  The correlation between fund and index performance also may be affected by changes in the composition of the index and the timing of purchases and redemptions of fund shares.  In addition, an indexing strategy does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor performance.

The fund attempts to have a correlation between its performance and that of the index of at least .95, before expenses.  A correlation of 1.00 would mean that the fund and the index were perfectly correlated.

The fund's portfolio investments are selected by a "sampling" process based on market capitalization, industry representation and other means.  Sampling is a statistical process used to select stocks so that the portfolio has investment characteristics that closely approximate those of the index.  The fund expects to invest in approximately 500 or more of the stocks in the S&P SmallCap 600 Index.  However, at times, the fund may be fully invested in all the stocks that comprise the index.  Under these circumstances, the fund maintains approximately the same weighting for each stock as the index does.

The S&P SmallCap 600 Index is composed of 600 domestic stocks with market capitalizations ranging between approximately $200 million and $1.0 billion, depending on index composition.  Each stock is weighted by its float-adjusted market capitalization.  This means that, generally, larger companies have greater representation in the index than small companies.  The fund may also use stock index futures as a substitute for the sale or purchase of securities.

The fund's investment adviser is Dreyfus.

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Dreyfus Midcap Index Fund, Inc. — The fund seeks to match the performance of the Standard & Poor's MidCap 400 Index.  The fund's investment objective is a fundamental policy which cannot be changed without the approval of a majority of the fund's outstanding voting shares.  To pursue its goal, the fund generally is fully invested in stocks included in the index and in futures whose performance is tied to the index.

Index funds are designed to meet the performance of an underlying benchmark index.  To replicate index performance, the fund's portfolio manager uses a passive management approach and purchases all or a representative sample of securities comprising the benchmark index.  Because the fund has expenses, performance will tend to be slightly lower than that of the target benchmark.  The correlation between fund and index performance also may be affected by changes in the composition of the index and the timing of purchases and redemptions of fund shares.  In addition, an indexing strategy does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor performance.

The fund attempts to have a correlation between its performance and that of the index of at least .95 before expenses.  A correlation of 1.00 would mean that the fund and the index were perfectly correlated.

The fund generally invests in all 400 stocks in the S&P MidCap 400 Index in proportion to their weighting in the index.  The S&P MidCap 400 Index is an unmanaged index of 400 common stocks of medium-size companies with market capitalizations ranging between approximately $750 million and $3.3 billion, depending on index composition.  Each stock is weighted by its float-adjusted market capitalization.  As a result, larger companies generally have greater representation in the index than small companies.  The fund may also use stock index futures as a substitute for the sale or purchase of securities.

The fund's investment adviser is Dreyfus.

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International

Dreyfus/Newton International Equity Fund — The fund seeks long-term growth of capital.  This objective may be changed without shareholder approval.  To pursue its goal, the fund normally invests at least 80% of its assets in common stocks or securities convertible into common stocks (such as convertible preferred stocks, warrants and convertible bonds) of foreign companies and depositary receipts evidencing ownership in such securities.  At least 75% of the fund's net assets will be invested in countries represented in the MSCI Europe, Australasia and the Far East ("MSCI EAFE®") Index.  The fund may invest up to 25% of its assets in stocks of companies located in countries (other than the United States) not represented in the MSCI EAFE Index, including up to 20% in emerging market countries.

Newton Capital Management Limited ("Newton"), an affiliate of Dreyfus, is the fund's sub-investment adviser.  Newton is an active investment manager that selects stocks within a global framework.  The core of Newton's investment philosophy is the belief that no company, market or economy can be considered in isolation; each must be understood within a global context.  Newton believes that a global comparison of companies is the most effective method of stock analysis, and Newton's global analysts research investment opportunities by global sector rather than by region.

Idea generation

The process of identifying investment ideas begins by identifying a core list of investment themes.  These themes are based primarily on observable economic, industrial, or social trends, typically though not exclusively global, that Newton believes will positively affect certain sectors or industries and cause stocks within these to outperform others.  Such themes may include:

•         key trends in economic variables, such as a country's gross domestic product, inflation and interest rates;

•         demographic or social trends and their effects on companies, countries, markets and industries;

•         investment themes, such as the expected impact of technology and globalization on industries and brands;

•         governmental policy;

•         relative valuations of equities, bonds and cash investments; and

•         long-term trends in currency movements

Newton then identifies specific companies, through fundamental global sector and stock research, using investment themes to help focus the search on areas where the thematic and strategic research indicates superior returns are likely to be achieved.

Research-led

Newton conducts fundamental analysis of investment opportunities on a global basis and uses cross comparisons of companies all over the world to identify securities Newton believes will outperform globally.  In conducting its fundamental analysis, Newton's analysts search for attractively priced companies with good products and strong management that they perceive to possess a sustainable competitive advantage.  Newton conducts an initial screening of the universe of stocks by reviewing, among other factors, a company's price-to-earnings ratios, positive earnings momentum, earnings per share growth expectations, and earnings stability.  Newton also utilizes a variety of valuation techniques, which include earnings, asset value, cash flow and cost of capital measurements, in conducting its fundamental analysis.

Newton will generally sell a company's stock when it believes the themes or strategies leading to its purchase change or have run their course or when Newton believes the company's prospects have changed adversely or the stock is fully valued by the market.

Team-based

Newton's culture encourages all investment professionals to contribute to the data as they observe trends they believe will have an influence on global markets.  The close interaction among Newton's global sector analysts, regional specialists and global portfolio managers is designed to capture their best ideas and to reflect them effectively and consistently for the fund's portfolio.

The fund may, but is not required to, use derivatives, such as options, futures and options on futures (including those relating to securities, indexes and foreign currencies), and forward contracts, as a substitute for investing directly in an underlying asset or currency, to increase returns, to manage currency risk, or as part of a hedging strategy.  The fund also may invest in pooled investment vehicles, such as ETFs and similarly structured pooled investments.

The fund's investment adviser is Dreyfus.  Dreyfus has engaged its affiliate, Newton, as the fund's sub-investment adviser to provide day-to-day management of the fund's investments.

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Dreyfus International Equity Fund - The fund seeks long-term growth of capital. The fund’s investment objective is non-fundamental and may be changed by the fund’s board without shareholder approval. To pursue its goal, the fund normally invests at least 80% of its assets in equity securities of companies that are located in the foreign countries represented in the Morgan Stanley Capital International Europe, Australasia and Far East (EAFE®) Index and Canada. The fund’s equity investments may include common stocks, preferred stocks and convertible securities, including those purchased in initial public offerings (IPOs) or shortly thereafter. The fund also may invest up to 20% of its net assets in high grade fixed-income securities (i.e., rated A or better or the unrated equivalent) of any maturity or duration.

The fund intends to invest in a broad range of (and in any case at least five different) countries. The fund is not required to invest in every country represented in, or to match the country weightings of, the EAFE Index. The EAFE Index is a free float adjusted, market capitalization weighted index designed to measure the performance of publicly-traded stocks issued by companies in developed markets, excluding the United States and Canada. The fund may invest up to 25% of its assets in securities of issuers located in emerging market countries, but no more than 5% of its assets may be invested in issuers located in any one emerging market country.

The fund invests in stocks that appear to be undervalued (as measured by their price/earnings ratios) and that may have value and/or growth characteristics. The portfolio managers employ a bottom-up investment approach which emphasizes individual stock selection.

•         Stock selection. The portfolio managers use proprietary quantitative models and traditional qualitative analysis to identify attractive stocks with low relative price multiples and positive trends in earnings forecasts.

•         Country allocations. The portfolio managers seek to allocate country weights generally in accordance with the EAFE Index, but deviations from the EAFE Index country weightings may occur.

•         Sector and industry allocations. The portfolio managers group stocks into micro-universes of similar companies within each country to facilitate comparisons. The portfolio managers use the sector allocations of the EAFE Index as a guide, but allocations may differ from those of the EAFE Index.

The fund’s stock selection process is designed to produce a diversified portfolio that, relative to the EAFE Index, has a below-average price/earnings ratio and an above-average earnings growth trend.

The fund may, but is not required to, use derivatives, such as options, futures and options on futures (including those relating to securities, indexes, foreign currencies and interest rates) and forward contracts, as a substitute for investing directly in an underlying asset, to increase returns, to manage currency risk or as part of a hedging strategy.

The fund’s investment adviser is The Boston Company Asset Management, an affiliate of Dreyfus and subsidiary of The Bank of New York Mellon Corporation.

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Dreyfus International Value Fund — The fund seeks long-term capital growth.  The fund's investment objective is a fundamental policy which cannot be changed without the approval of a majority of the fund's outstanding voting shares.  To pursue its goal, the fund normally invests at least 80% of its assets in stocks.  The fund ordinarily invests most of its assets in securities of foreign companies which Dreyfus considers to be value companies.  Foreign companies are those companies (i) that are organized under the laws of a foreign country; (ii) whose principal trading market is in a foreign country; or (iii) that have a majority of their assets, or that derive a significant portion of their revenue or profits from businesses, investments or sales, outside the United States.

The fund typically invests in companies in at least ten foreign countries, and limits its investments in any single company to no more than 5% of its assets at the time of purchase.  The fund's stock investments may include common stocks, preferred stocks and convertible securities, including those purchased in initial public offerings.

The fund's investment approach is value oriented and research driven.  In selecting stocks, the fund manager identifies potential investments through extensive quantitative and fundamental research.  Emphasizing individual stock selection rather than economic and industry trends, the fund focuses on three key factors:

•         value, or how a stock is valued relative to its intrinsic worth based on traditional value measures;

•         business health, or overall efficiency and profitability as measured by return on assets and return on equity; and

•         business momentum, or the presence of a catalyst (such as a corporate restructuring, change in management or spin-off) that will trigger a price increase near term to midterm

The fund typically sells a stock when it is no longer considered a value company, appears less likely to benefit from the current market and economic environment, shows deteriorating fundamentals or declining momentum, or falls short of the managers' expectations.

The fund may, but is not required to, use derivatives, such as options, futures and options on futures (including those relating to stocks, indexes, foreign currencies and interest rates), forward contracts and swaps, as a substitute for investing directly in an underlying asset, to increase returns, or as part of a hedging strategy.  The fund also may engage in short-selling, typically for hedging purposes, such as to limit exposure to a possible market decline in the value of its portfolio securities.

The fund's investment adviser is Dreyfus.

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International Stock Fund — The fund seeks long-term total return.  The fund's investment objective is a fundamental policy which cannot be changed without the approval of a majority of the fund's outstanding voting shares.  To pursue its goal, the fund normally invests at least 80% of its assets in stocks.  The fund normally invests primarily in foreign companies located in the developed markets, such as Canada, Japan, Australia, Hong Kong and Western Europe.  Foreign companies are companies: (i) that are organized under the laws of a foreign country; (ii) whose principal trading market is in a foreign country; or (iii) that have a majority of their assets, or that derive a significant portion of their revenue or profits from businesses, investments or sales, outside the United States.  The fund ordinarily invests in at least three foreign countries, and, at times, may invest a substantial portion of its assets in a single foreign country.  The fund may invest in the securities of companies of any market capitalization.  The fund's stock investments may include common stocks, preferred stocks, convertible securities and warrants.

The fund's sub-investment adviser, Walter Scott, seeks investment opportunities in companies with fundamental strengths that indicate the potential for sustainable growth.  Walter Scott focuses on individual stock selection, building the fund's portfolio from the bottom up through extensive fundamental research.

The investment process begins with the screening of reported company financials.  Companies  that meet certain broad absolute and trend criteria are candidates for more detailed financial analysis.  For these companies, Walter Scott restates the company's income statement, flow of funds, and balance sheet to a cash basis.  This analysis assists Walter Scott in identifying the nature of operating margin and value added, the variables contributing to value added, the operating efficiencies, the working capital management, the profitability and the financing model of the company.  If a company passes Walter Scott's more stringent financial criteria, Walter Scott then conducts a detailed investigation of the company's products, cost and pricing, competition and industry position and outlook.  Companies that meet the collective criteria of Walter Scott are visited with a view to understanding whether the company has the ability to generate sustained growth in the future.  Walter Scott uses various valuation measures, including price-to-earnings ratio versus growth rate, price-to-cash and price-to-book.  The fund's portfolio managers then select those stocks that meet Walter Scott's criteria where the expected growth rate is available at reasonable valuations.

Geographic and sector allocations are results of, not part of, the investment process.  Walter Scott does not use benchmark indices as a tool for active portfolio management.  Traditional benchmark indices, however, may be helpful in measuring investment returns, and the fund's investment returns generally will be compared to those of the MSCI EAFE Index.  The MSCI EAFE Index is a free float-adjusted, market capitalization index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada.  While the MSCI EAFE Index excludes stocks of Canadian companies, the fund may invest in such stocks.

Although the fund's investments will be focused among the major developed markets of the world, excluding the United States, the fund may invest up to 20% of its assets in emerging markets.

Walter Scott believes that a patient investment approach is necessary to give the companies in which the fund invests an opportunity to realize their growth potential.  Accordingly, it is expected that the fund typically will maintain a low annual portfolio turnover rate.

Walter Scott typically sells a stock when it no longer possesses the characteristics that caused its purchase.  A stock may be a sell candidate when its valuation reaches or exceeds its calculated fair value, or there are deteriorating fundamentals.  Walter Scott may reduce the weighting of a stock held by the fund if it becomes overweighted as determined by Walter Scott.

The fund may, but is not required to, use derivatives, such as options, futures and options on futures (including those relating to securities, indexes, foreign currencies and interest rates), and forward contracts, as a substitute for investing directly in an underlying asset, to increase returns, to manage foreign currency risk, or as part of a hedging strategy.  The currency exposure of the fund's portfolio may be substantially unhedged to the U.S. dollar, but, at times, Walter Scott may seek to manage currency risk by hedging a portion of the fund's currency exposure to the U.S. dollar.

The fund's investment adviser is Dreyfus.  Dreyfus has engaged its affiliate, Walter Scott, as the fund's sub-investment adviser to provide day-to-day management of the fund's investments.

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Dreyfus International Stock Index Fund — The fund seeks to match the performance of the MSCI EAFE Index.  The fund's investment objective is a fundamental policy which cannot be changed without the approval of a majority of the fund's outstanding voting shares.  To pursue its goal, the fund generally is fully invested in stocks included in the MSCI EAFE Index, and in futures whose performance is tied to certain countries included in the index.

Index funds are designed to meet the performance of an underlying benchmark index.  To replicate index performance, the fund's portfolio manager uses a passive management approach and purchases all or a representative sample of securities comprising the benchmark index.  Because the fund has expenses, performance will tend to be slightly lower than that of the target benchmark.  The correlation between fund and index performance also may be affected by changes in the composition of the index and the timing of purchases and redemptions of fund shares.  In addition, an indexing strategy does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor performance.

The fund attempts to have a correlation between its performance and that of the index of at least .95, before expenses.  A correlation of 1.00 would mean that the fund and the index were perfectly correlated.

The fund generally invests in all stocks in the MSCI EAFE Index.  The fund's investments are selected to match the benchmark composition along individual name, country, and industry weighting, and other benchmark characteristics.  Under these circumstances, the fund maintains approximately the same weighting for each stock as the index does.

The MSCI EAFE Index is a broadly diversified international index composed of the equity securities of approximately 1,000 companies located in developed markets outside the United States and Canada.  As of December 2008, the MSCI EAFE Index consisted of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.  Each stock in the index is weighted by its float-adjusted market capitalization.  This means that on average larger companies have greater representation in the index than small companies.  The fund may invest in futures contracts whose performance is tied to the MSCI EAFE Index or local market indexes, such as the TOPIX, EuroStoxx 50 or FTSE 100, and may enter into foreign currency forward and futures contracts.  These instruments are used primarily as a substitute for the sale or purchase of securities or to maintain the approximate currency exposure of the MSCI EAFE Index.

The fund's investment adviser is Dreyfus.

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Emerging Markets

Dreyfus Emerging Markets Fund — The fund seeks long-term capital growth.  The fund's investment objective is a fundamental policy which cannot be changed without the approval of a majority of the fund's outstanding voting shares.  To pursue its goal, the fund normally invests at least 80% of its assets in the stocks of companies organized, or with a majority of assets or business, in emerging market countries.  Normally, the fund will not invest more than 25% of its total assets in the securities of companies in any one emerging market country.  The fund's stock investments may include common stocks, preferred stocks and convertible securities, including those purchased in IPOs or shortly thereafter.

In selecting stocks, the portfolio manager identifies potential investments through extensive quantitative and fundamental research using a value-oriented, research-driven approach.  Emphasizing individual stock selection rather than economic and industry trends, the fund focuses on three key factors:

•         value, or how a stock is valued relative to its intrinsic worth based on traditional value measures

•         business health, or overall efficiency and profitability as measured by return on assets and return on equity

•         business momentum, or the presence of a catalyst (such as corporate restructuring, change in management or spin-off) that potentially will trigger a price increase near term or midterm

The fund considers emerging market countries to be generally all countries represented by the MSCI Emerging Markets Index. The MSCI Emerging Markets Index is a market-capitalization weighted index designed to measure the equity performance of emerging market countries in Europe, Latin America and the Pacific Basin. The fund typically sells a stock when it is no longer considered

The fund typically sells a stock when it is no longer considered a value company, appears less likely to benefit from the current market and economic environment, shows deteriorating fundamentals or declining momentum, or falls short of the manager's expectations.

The fund may, but is not required to, use derivatives, such as options, futures and options on futures (including those relating to securities, indexes and foreign currencies), and forward contracts, as a substitute for investing directly in an underlying asset, to increase returns, or as part of a hedging strategy.  The fund also may engage in short-selling, typically for hedging purposes, such as to limit exposure to a possible market decline in the value of its portfolio securities.

The fund is non-diversified, which means that a relatively high percentage of the fund's assets may be invested in a limited number of issuers.  Therefore, the fund's performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

The fund's investment adviser is Dreyfus.

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Global

Dreyfus Global Absolute Return Fund — The fund seeks total return.  The fund's investment objective is a fundamental policy which cannot be changed without the approval of a majority of the fund's outstanding voting shares.  To pursue its goal, the fund uses a variety of investment strategies, sometimes referred to as absolute return strategies, to produce returns with low correlation with, and less volatility than, major markets over a complete market cycle, typically a period of several years.  The fund is not managed to a benchmark index.  Rather than managing to track a benchmark index, the fund seeks to provide returns that are largely independent of market moves.

The fund normally invests in instruments that provide investment exposure to global equity, bond and currency markets, and in fixed income securities.  The fund's investments will be focused among the major developed capital markets of the world, such as the United States, Canada, Japan, Australia and Western Europe.  The fund ordinarily invests in at least three countries.  The fund will seek to achieve investment exposure to global equity, bond and currency markets primarily through long and short positions in futures, options and forward contracts, which should enable the fund's portfolio managers to implement investment decisions quickly and cost-effectively.  The fund also will invest in fixed income securities, such as bonds, notes (including structured notes) and money market instruments, to provide exposure to bond markets and for liquidity and income.

The fund's portfolio managers seek to deliver value added excess returns ("alpha") by applying a systematic, quantitative investment approach designed to identify and exploit relative misvaluations across and within global capital markets.  Active investment decisions to take long or short positions in individual country, equity, bond and currency markets are driven by this quantitative investment process and seek to capitalize on alpha generating opportunities within and among the major developed capital markets of the world.  To construct a portfolio of long and short positions, the portfolio managers calculate the expected returns for the asset classes in such countries and then evaluate the relative value of stock and bond markets across equity markets, across bond markets, and among currencies.  The portfolio managers have considerable latitude in allocating the fund's assets and in selecting derivative instruments and securities to implement the fund's investment approach, and there is no limitation as to the amount of fund assets required to be invested in any one asset class.  The fund's portfolio will not have the same characteristics as its performance baseline benchmark—the Citibank 30-Day Treasury Bill Index.  The portfolio managers also assess and manage the overall risk profile of the fund's portfolio.

For allocation among equity markets, the portfolio managers employ a bottom-up valuation approach using proprietary models to derive market level expected returns.  The portfolio managers tend to favor markets in developed countries that have attractive valuations on a risk adjusted basis.

For allocation among bond markets, the portfolio managers use proprietary models to identify temporary mispricings among the long-term government bond markets.  The most relevant long-term bond yield within each country serves as the expected return for each bond market.  The portfolio managers tend to favor developed countries whose bonds have been identified as priced to offer greater return for bearing inflation and interest rate risks.

The portfolio managers determine the relative value of equities versus bonds within a specific country market by comparing the expected returns for the country's equities and bonds.  When assessing the relative valuation of equity versus bond markets, the portfolio managers are measuring the "risk premium" within a country, that is, whether there is, and, if so, how much of, an increased return for having investment exposure to asset classes that are perceived to be riskier.  The portfolio managers then determine the allocation of the fund's assets between the country's equity and bond markets.

The portfolio managers evaluate currencies on a relative valuation basis and overweight exposure to currencies that are undervalued and underweight exposure to currencies that are overvalued based on real interest rates, purchasing power parity, and other proprietary measures.

The fund will use to a significant degree derivative instruments, such as options, futures and options on futures (including those relating to securities, indexes, foreign currencies and interest rates), forward contracts, swaps and hybrid instruments (typically structured notes), as a substitute for investing directly in equities, bonds and currencies in connection with its investment strategy.  The fund also may use such derivatives as part of a hedging strategy or for other purposes related to the management of the fund.  Derivatives may be entered into on established exchanges or through privately negotiated transactions referred to as over-the-counter derivatives.  The fund also may purchase or sell securities on a forward commitment (including "TBA" (to be announced)) basis.  These transactions involve a commitment by the fund to purchase or sell particular securities, such as mortgage-related securities, with payment and delivery taking place at a future date, and permit the fund to lock in a price or yield on a security it owns or intends to purchase, regardless of future changes in interest rates or market conditions.

The fund may "sell short" securities and other instruments.  The portfolio managers, however, intend to employ financial instruments, such as futures, options, forward contracts, swaps and other derivative instruments, as an alternative to selling a security short.  Short-selling is considered "leverage" and may involve substantial risk.  The fund also may engage in short-selling for hedging purposes, such as to limit exposure to a possible market decline in the value of its portfolio securities.

The fund is non-diversified, which means that a relatively high percentage of the fund's assets may be invested in a limited number of issuers.  Therefore, the fund's performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

The fund's investment adviser is Dreyfus.  Dreyfus has engaged its affiliate, Mellon Capital Management Corporation, as the fund's sub-investment adviser to provide day-to-day management of the fund's investments.

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Dreyfus Global Real Estate Securities Fund — The fund seeks to maximize total return consisting of capital appreciation and current income.  The fund's investment objective is a fundamental policy which cannot be changed without the approval of a majority of the fund's outstanding voting shares.  To pursue its goal, the fund normally invests at least 80% of its assets in publicly-traded equity securities of companies principally engaged in the real estate sector.  The fund considers a company to be "principally engaged" in the real estate sector if at least 50% of the company's total revenues or earnings are derived from or at least 50% of the market value of its assets are attributed to the development, ownership, construction, management or sale of real estate, as determined by Urdang Securities Management, Inc. ("Urdang"), the fund's sub-investment adviser.  The fund's equity investments may include common stocks, preferred stocks, convertible securities, warrants, equity interests in foreign investment funds or trusts, depositary receipts and other equity investments.

The fund normally invests in a global portfolio of equity securities of real estate companies, including REITs and real estate operating companies, with principal places of business located in, but not limited to, the developed markets of Europe, Australia, Asia and North America (including the United States).  Under normal market conditions, the fund expects to invest at least 40% of its assets in companies whose principal place of business is located outside the United States, and will invest in at least 10 different countries (including the United States).  Although the fund invests primarily in developed markets, it also may invest in equity securities of companies located in emerging market countries, and may invest in equity securities of companies of any market capitalization, including smaller companies.  The fund's benchmark is the FTSE European Public Real Estate Association/National Association of Real Estate Investment Trusts Global Real Estate Index (FTSE EPRA/NAREIT Global Real Estate Index), a market capitalization weighted index of exchange-listed real estate companies and REITs worldwide.

In selecting investments for the fund's portfolio, Urdang uses a proprietary approach to quantify investment opportunity from both a real estate and stock perspective.  Generally, Urdang combines bottom-up real estate research and its Relative Value Model (RVM) securities valuation process.  In conducting its bottom-up research, Urdang engages in an active analysis process that includes regular and direct contact with the companies in the fund's investable universe.  These research efforts are supported with extensive sell side and independent research.  Through the use of the proprietary RVM, Urdang seeks to establish the validity of the price of a security relative to its peers by providing statistically significant solutions to business- and management-related uncertainties, such as the impact on value of:

•         leverage;

•         growth rate;

•         market capitalization; and

•         property type.

The RVM process is based on arbitrage pricing theory and is used by Urdang to establish sector and company financial models which are used to evaluate the validity of a stock's premium or discount to net asset value relative to its peers.

Urdang has entered into a strategic relationship with NAI Global™ ("NAI") to access a proprietary research database covering commercial real estate firms and sector fundamentals worldwide.  NAI is the world's largest network of independently owned commercial real estate brokerage firms.  This strategic relationship provides Urdang with exclusive access to NAI's entire global database of fundamental real estate information.  If the relationship between Urdang and NAI is modified or terminated, Urdang may no longer have access to NAI's global database and resources, which could have a negative impact on its ability to provide day-to-day management of the fund's investments.

The fund may, but is not required to, use derivatives, such as options, futures and options on futures (including those relating to stocks, indexes, foreign currencies and interest rates), and forward contracts, as a substitute for investing directly in an underlying asset, to increase returns, to manage foreign currency risk, or as part of a hedging strategy.

The fund's investment adviser is Dreyfus.  Dreyfus has engaged its affiliate, Urdang, as the fund's sub-investment adviser to provide day-to-day management of the fund's investments.

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Fixed Income Investments

U.S. Fixed Income

Dreyfus Total Return Advantage Fund — The fund seeks to maximize total return through capital appreciation and income.  The fund's investment objective is a fundamental policy which cannot be changed without the approval of a majority of the fund's outstanding voting shares.  To pursue its goal, the fund normally invests primarily in fixed income securities and instruments that provide investment exposure to fixed income markets.  The fund also invests in instruments that provide investment exposure to currency markets.  The fund's portfolio managers employ an active core bond strategy to focus the fund's investments on the U.S. fixed income market.  The portfolio managers next employ separate global bond and currency strategies to provide the fund with exposure to foreign and U.S. fixed income markets and currency markets, respectively.  The fund's fixed income investments may include bonds, notes (including structured notes), mortgage-related securities, asset-backed securities, convertible securities, eurodollar and Yankee dollar instruments, preferred stocks and money market instruments.  The fund invests in currencies primarily by entering into forward currency contracts, futures and options contracts and swap agreements.

The fund's portfolio managers seek to deliver value added excess returns ("alpha") by applying a systematic, quantitative investment approach that incorporates three separate strategies — active core bond strategy, global bond strategy and active currency strategy — designed to identify and exploit relative misvaluations across fixed income and currency markets, respectively.  The portfolio managers have considerable latitude in the selection of securities and derivative instruments to implement each strategy.  The portfolio managers also assess and manage the overall risk of each strategy.  The fund's benchmark is the Barclays Capital U.S. Aggregate Index.

The portfolio managers begin the investment process by employing four proprietary models under the active core bond strategy — the term structure model, the sector allocation model, the quantitative credit model and the options alpha model — which are run and implemented independently of one another.  There is no predetermined allocation to any of these component strategies, and the portfolio managers have the flexibility to weight a particular strategy according to its expected alpha.  In addition, while the models rely on inputs and produce specific outputs, the portfolio managers carefully evaluate the model inputs and outputs to ensure that they accurately reflect opportunities that are available and changes that have occurred in the market.

•         Term Structure Model.  Identifies the optimum allocation to the various maturity segments — long-term bonds, intermediate-term bonds and short-term bonds — according to the model.  The portfolio managers implement the term structure strategy typically by taking positions along the yield curve using U.S. Treasury futures contracts, forward contracts or swap agreements.

•         Sector Allocation Model.  Identifies the sectors that provide fair or attractive spreads, versus those that are high risk, according to the model.  The portfolio managers select the securities within the sectors providing attractive spreads.

•         Credit Model.  Identifies corporate bonds that are more subject to downgrades according to the model.  The portfolio managers avoid overweight positions in bonds identified by the model.

•         Options Alpha Model.  Identifies when options on bonds are overvalued according to the model.  The portfolio managers typically will write options on bonds when options are identified by the model as overvalued.  The fund will receive a premium for writing options.

The portfolio managers then implement the global bond strategy primarily as an overlay to the active core bond strategy.  Once the core portfolio is established, the portfolio managers determine the desired exposures to the major bond markets (including, but not limited to, Australia, Canada, Germany, Japan, the UK and the U.S.), based on their evaluation of the relative valuation of the bond markets across countries.  The portfolio managers typically overweight or underweight the relevant portfolio positions or buy and sell futures contracts or use other derivative instruments to gain or reduce exposure to the various bond markets.

Similar to the global bond strategy, the active currency strategy is implemented primarily as an overlay to the active core bond strategy.  The portfolio managers evaluate currencies on a relative valuation basis and overweight exposure to currencies that are undervalued and underweight exposure to currencies that are overvalued based on real interest rates and purchasing power parity primarily by entering into forward currency contracts, futures and options contracts and swap agreements.

The fund typically will invest in bonds rated investment grade (i.e., Baa/BBB or higher) or the unrated equivalent as determined by the adviser, but may invest up to 30% of its assets in securities rated below investment grade ("high yield" or "junk" bonds) at the time of purchase.  Although the fund may invest in or have investment exposure to individual bonds of any remaining maturity, the average effective maturity of the fund's portfolio will range between three and ten years.  Average effective maturity is an average of the maturities of the bonds held by the fund directly and the bonds underlying derivative instruments entered into by the fund, as adjusted to reflect provisions or market conditions that may cause a bond's principal to be repaid earlier than at its stated maturity.  The portfolio managers may use various techniques to lengthen or shorten the effective maturity or duration of the fund's portfolio, including entering into interest rate swaps and interest rate futures and related options.

The fund may use to a significant degree derivative instruments, such as options, futures and options on futures (including those relating to securities, foreign currencies, indexes and interest rates), forward contracts, swaps, mortgage-related and asset-backed securities and hybrid instruments (typically structured notes), as a substitute for investing directly in fixed income securities and currencies, as part of a hedging strategy, as part of an alpha generating strategy, to manage the effective maturity or duration of the fund's portfolio or for other purposes related to the management of the fund. The fund also may purchase or sell securities on a forward commitment (including "TBA" (to be announced)) basis.  These transactions involve a commitment by the fund to purchase or sell particular securities, such as mortgage-related securities, with payment and delivery taking place at a future date, and permit the fund to lock in a price or yield on a security it owns or intends to purchase, regardless of future changes in interest rates or market conditions.

The fund may "sell short" securities and other instruments.  In a short sale, for example, the fund sells a security it has borrowed, with the expectation that the security will decline in value.  The fund's potential loss is limited only by the maximum attainable price of the security less the price at which the security was sold.  Short-selling is considered "leverage" and may involve substantial risk.  The fund also may engage in short-selling for hedging purposes, such as to limit exposure to a possible market decline in the value of its portfolio securities.  The portfolio managers also may employ financial instruments, such as futures, options, forward contracts, swaps and other derivative instruments, as an alternative to selling a security short.

The fund is non-diversified, which means that a relatively high percentage of the fund's assets may be invested in a limited number of issuers.  Therefore, the fund's performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

The fund's investment adviser is Dreyfus.

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Dreyfus Short-Intermediate Government Fund — The fund seeks to maximize total return, consisting of capital appreciation and current income.  The fund's investment objective is a fundamental policy which cannot be changed without the approval of a majority of the fund's outstanding voting shares.  To pursue its goal, the fund normally invests at least 80% of its assets in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and in repurchase agreements collateralized by such securities.  The fund may invest up to 35% of its assets in mortgage-related securities issued by U.S. government agencies or instrumentalities, such as mortgage pass-through securities issued by the Government National Mortgage Association, the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, and collateralized mortgage obligations ("CMOs"), including stripped mortgage-backed securities.  These instruments include those backed by the full faith and credit of the U.S. government and those that are neither insured nor guaranteed by the U.S. government.

Typically, in choosing securities, the portfolio manager first examines U.S. and global economic conditions and other market factors in order to estimate long- and short-term interest rates.  Using a research-driven investment process, generally, the portfolio manager then seeks to identify potentially profitable issues before they are widely perceived by the market, and seeks underpriced or mispriced securities that appear likely to perform well over time.

The fund generally maintains an effective duration of approximately three years or less.  Duration is an indication of how sensitive a bond or mutual fund portfolio may be to changes in interest rates.  Generally, the longer a bond's duration, the more likely it is to react to interest rate fluctuations and the greater its long-term risk/return potential.

The fund may, but is not required to, use derivatives, such as options, futures and options on futures (including those relating to securities, indexes and interest rates), swaps (including credit default swaps on corporate bonds and asset-backed securities), options on swaps and other credit derivatives, as a substitute for investing directly in an underlying asset, to manage interest rate risk or the duration of the fund's portfolio, to increase returns, or as part of a hedging strategy.  To enhance current income, the fund may engage in a series of purchase and sale contracts or forward roll transactions in which the fund sells a mortgage-related security, for example, to a financial institution and simultaneously agrees to purchase a similar security from the institution at a later date at an agreed-upon price.  The fund also may make forward commitments in which the fund agrees to buy or sell a security in the future at a price agreed upon today.  The fund also may engage in short-selling, typically for hedging purposes, such as to limit exposure to a possible market decline in the value of its portfolio securities.

The fund's investment adviser is Dreyfus.

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Dreyfus GNMA Fund — The fund seeks to maximize total return, consisting of capital appreciation and current income.  The fund's investment objective is a fundamental policy which cannot be changed without the approval of a majority of the fund's outstanding voting shares.  To pursue its goal, the fund normally invests at least 80% of its assets in Ginnie Mae certificates, which are guaranteed as to timely payment of principal and interest by the Government National Mortgage Association.

The fund may invest the remaining 20% of its assets in other mortgage-related securities, including those issued by government-related organizations such as Fannie Mae and Freddie Mac, residential and commercial mortgage-backed securities issued by governmental agencies or private entities, and CMOs.  The fund can invest in privately issued mortgage-backed securities with a "BBB" or higher credit quality, but currently intends to invest in only those securities with an "A" or higher credit quality.  The fund is not subject to any maturity or duration restrictions.

The fund also may purchase other securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, such as U.S. Treasury bills, notes and bonds, including inflation-indexed bonds issued by the U.S. government.  The fund also may purchase asset-backed securities and enter into repurchase agreements.

The fund may, but is not required to, use derivatives, such as options, futures and options on futures (including those relating to interest rates), forward contracts, swaps (including credit default swaps on mortgage-related securities and asset-backed securities), options on swaps and other credit derivatives, as a substitute for investing directly in an underlying asset, to increase returns, to manage interest rate risk, or as part of a hedging strategy.  To enhance current income, the fund also may engage in a series of purchase and sale contracts or forward roll transactions in which the fund sells a mortgage-related security, for example, to a financial institution and simultaneously agrees to purchase a similar security from the institution at a later date at an agreed-upon price.  The fund also may make forward commitments in which the fund agrees to buy or sell a security in the future at a price agreed upon today.

The fund's investment adviser is Dreyfus.

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Dreyfus Opportunistic Fixed Income Fund —The fund seeks to maximize total return through capital appreciation and income.  This objective may be changed by the fund’s board, upon 60 days’ prior notice to shareholders.  To pursue its goal, the fund normally invests at least 80% of its assets in fixed income securities.  The fund’s fixed-income investments may include bonds, notes (including structured notes), mortgage-related securities, asset-backed securities, convertible securities, eurodollar and Yankee dollar instruments, preferred stocks and money market instruments. Fixed-income securities may be issued by U.S. and foreign corporations or entities; U.S. and foreign banks; the U.S. government, its agencies, authorities, instrumentalities or sponsored enterprises; state and municipal governments; and foreign governments and their political subdivisions. These securities may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment in kind and auction rate features. The fund also may own warrants and common stock acquired in “units” with bonds.

The fund’s portfolio managers typically allocate the fund’s assets among the following sectors of the fixed-income market:

•         below investment grade (high yield) sector

•         U.S. government, investment grade corporate, mortgage and asset-backed sectors

•         foreign debt securities of developed markets sector

•         foreign debt securities of emerging markets sector

The fund’s portfolio managers normally allocate between 0% and 70% of the fund’s assets in each of these four categories of market sectors.  The below investment grade, high yield sector includes higher-yielding, lower quality bonds (“junk bonds”) issued by U.S. companies (i.e., rated Ba/BB and below). Because the issuers of high yield securities may be at an early state of development or may have been unable to repay past debts, junk bonds typically must offer higher yields than investment grade bonds to compensate for greater credit risk. The U.S. government bonds sector includes bonds issued by the U.S. government or its agencies or instrumentalities, such as U.S. Treasury and U.S. government agency securities (including Treasury Inflation Protected Securities (TIPS)), and mortgage pass-through securities such as Ginnie Maes, Fannie Maes and Freddie Macs. The investment grade corporate bond sector includes bonds rated at least Baa/BBB (or the unrated equivalent as determined by The Dreyfus Corporation) of U.S. companies. The mortgage sector includes privately issued mortgage-backed securities, such as collateralized mortgage obligations (CMOs), commercial mortgage-backed securities, and debt issued by real estate investment trusts (REITs).  The asset-backed sector includes debt securities and securities with debt-like characteristics that are collateralized by home equity loans, automobile and credit card receivables, boat loans, computer leases, airplane leases, mobile home loans, recreational vehicle loans, hospital account receivables and other forms of collateral. The foreign debt sectors include the bonds of foreign issuers in developed and emerging markets countries, and include Brady bonds and loan participation interests.

Emerging market countries are generally all countries represented by the JPM Emerging Markets Bond Index Plus (EMBI+), or any other country that the portfolio managers believe has an emerging economy or market. Countries represented in the EMBI+ are Argentina, Brazil, Bulgaria, Colombia, Ecuador, Egypt, Malaysia, Mexico, Morocco, Nigeria, Panama, Peru, the Philippines, Poland, Russia, South Africa, Turkey, Ukraine and Venezuela.

The fund’s portfolio managers utilize a blend of quantitative and fundamental analysis to construct what they consider to be a “best ideas” fixed income portfolio, seeking to capitalize on the perceived inefficiencies across the full spectrum of the global fixed income market at any given time. Using fundamental analysis, the portfolio managers seek to identify individual securities with high current income, as well as appreciation potential, based on relative value, credit upgrade probability and other metrics. To select securities for the fund, the portfolio managers also conduct extensive research into the credit history and current financial strength of the issuers of these securities. The portfolio managers also examine such factors as maturity of the securities, the long-term outlook for the industry in which an issuer operates, the economy and the bond market.

Although the fund may invest in or have investment exposure to individual bonds of any maturity or duration, the average effective duration of the fund’s portfolio typically will range between three and six years. Duration indicates an investment’s “interest rate risk,” or how sensitive a bond or mutual fund portfolio may be to changes in interest rates. Generally, the longer a fund’s duration, the more it is likely to react to interest rate fluctuations and the greater its long-term risk/return potential. The portfolio managers may use various techniques to lengthen or shorten the effective duration of the fund’s portfolio, including entering into interest rate swaps and interest rate futures and related options.

The fund may, but is not required to, use derivatives, such as options, futures and options on futures (including those relating to securities, indexes, foreign securities and interest rates) and forward contracts, as a substitute for taking a position in an underlying asset, to increase returns, to manage market, foreign currency and/or duration or interest rate risks or as part of a hedging strategy. The fund may enter into swap agreements, such as interest rate swaps and credit default swaps, which can be used to transfer the credit risk of a security without actually transferring ownership of the security or to customize exposure to particular corporate credit. The fund also may invest in collateralized debt obligations (CDOs), which include collateralized bond obligations, collateralized loan obligations and other similarly structured securities. To enhance current  income, the fund also may engage in a series of purchase  and sale contracts or forward roll transactions  in which the fund sells a mortgage-related security, for example, to a financial institution and simultaneously  agrees to purchase a similar security from the institution at a later date at an agreed-upon price. The fund also may make forward commitments in which the fund agrees to buy or sell a security in the future at a price agreed upon today.

The fund is non-diversified, which means that a relatively high percentage of the fund's assets may be invested in a limited number of issuers.  Therefore, the fund's performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

The fund's investment adviser is Dreyfus.

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Dreyfus High Yield Fund — The fund seeks to maximize total return, consisting of capital appreciation and current income.  The fund's investment objective is a fundamental policy which cannot be changed without the approval of a majority of the fund's outstanding voting shares.  To pursue its goal, the fund normally invests at least 80% of its assets in fixed income securities that, at the time of purchase, are rated below investment grade ("high yield" or "junk" bonds) or are the unrated equivalent as determined by Dreyfus.  The fund's portfolio may include various types of fixed income securities, such as corporate bonds and notes, mortgage-related securities, asset-backed securities, zero coupon securities, convertible securities, preferred stock and other debt instruments of U.S. and foreign issuers.

High yield bonds are securities rated at the time of purchase BB or Ba and below by credit rating agencies such as S&P or Moody's Investors Service, Inc. ("Moody's"), or the unrated equivalent as determined by Dreyfus.  Because the issuers of high yield securities may be at an early stage of development or may have been unable to repay past debts, these bonds typically must offer higher yields than investment grade bonds to compensate investors for greater credit risk.

In choosing securities, the fund's portfolio manager seeks to capture the higher yields offered by junk bonds, while managing credit risk and the volatility caused by interest rate movements.  The fund's investment process involves a "top down" approach to security selection.  The fund looks at a variety of factors when assessing a potential investment, including the state of the industry or sector, the company's financial strength, and the company's management.  The fund also looks for companies that are underleveraged, have positive free cash flow, and are self-financing.  There are no restrictions on the dollar-weighted average maturity of the fund's portfolio or on the maturities of the individual fixed income securities the fund may purchase.

The fund also may invest up to 5% of its assets directly in the common stock of high yield bond issuers.  This percentage will be in addition to any other common stock acquired as part of warrants or "units," so that the fund's total common stock holdings could exceed 5% at a particular time.  However, the fund currently intends to invest directly in common stocks (including those offered in an IPO) to gain sector exposure and when suitable high yield bonds are not available, and expects to sell the common stock promptly when suitable high yield bonds are subsequently acquired.

The fund may, but is not required to, use certain derivatives, such as options, futures and options on futures (including those relating to securities, foreign currencies, indexes and interest rates), forward contracts, and swaps (including interest rate and credit default swaps), as a substitute for investing directly in an underlying asset, to increase returns, to manage credit or interest rate risk, or as part of a hedging strategy.  The fund, however, intends to use options, futures and options on futures only as part of a hedging strategy.  A credit default swap is a derivative instrument whereby the buyer makes fixed, periodic premium payments to the seller in exchange for being made whole on an agreed-upon amount of principal, should the specified reference entity (i.e., the issuer of a particular security) experience a "credit event" (e.g., failure to pay interest or principal, bankruptcy or restructuring).

The fund also may invest in CDOs, which include collateralized loan obligations and other similarly structured securities.  To enhance current income, the fund may engage in a series of purchase and sale contracts or forward roll transactions in which the fund sells a mortgage-related security, for example, to a financial institution and simultaneously agrees to purchase a similar security from the institution at a later date at an agreed upon price.  The fund also may make forward commitments in which the fund agrees to buy or sell a security in the future at a price agreed upon today.  The fund also may engage in short-selling, typically for hedging purposes, such as to limit exposure to a possible market decline in the value of its portfolio securities.

The fund's investment adviser is Dreyfus.

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Dreyfus Bond Market Index Fund — The fund seeks to match the total return of the Barclays Capital U.S. Aggregate Index.  Total return includes changes in the fund's share price as well as interest income.  This objective may be changed without shareholder approval.  To pursue its goal, the fund normally invests at least 80% of its assets in bonds that are included in the index.  In seeking to match index performance, the manager uses a passive management approach and purchases all or a representative sample of the bonds comprising the benchmark index.  Because the fund has expenses, performance will tend to be slightly lower than that of the target benchmark.  To maintain liquidity, the fund may invest up to 20% of its assets in various short-term, fixed income securities and money market instruments.

Index funds are designed to meet the performance of an underlying benchmark index.  To replicate index performance, the fund's portfolio manager uses a passive management approach and purchases all or a representative sample of securities comprising the benchmark index.  Because the fund has expenses, performance will tend to be slightly lower than that of the target benchmark.  The correlation between fund and index performance also may be affected by changes in the composition of the index and the timing of purchases and redemptions of fund shares.  In addition, an indexing strategy does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor performance.

The fund attempts to have a correlation between its performance and that of the index of at least .95 before expenses.  A correlation of 1.00 would mean that the fund and the index were perfectly correlated.

The fund's investments are selected by a "sampling" process, which is a statistical process used to select bonds so that the fund has investment characteristics that closely approximate those of the index.  By using this sampling process, the fund typically will not invest in all of the securities in the index.

The Barclays Capital U.S. Aggregate Index is a broad-based, unmanaged index that covers the U.S. dollar-denominated, investment grade, fixed rate, taxable bond market of SEC-registered securities.  The index includes bonds from the U.S. Treasury, U.S. Government-related, corporate, mortgage-backed securities, asset-backed securities and commercial mortgage-backed securities sectors.  Most of the bonds in the index are issued by the U.S. Treasury and other U.S. government and agency issuers.

The fund's investment adviser is Dreyfus.

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Dreyfus Inflation Adjusted Securities Fund - The fund seeks returns that exceed the rate of inflation. To pursue this goal, the fund normally invests at least 80% of its assets in inflation-indexed securities. These are fixed-income securities designed to protect investors from a loss of value due to inflation by periodically adjusting their principal and/or coupon according to the rate of inflation. The inflation-indexed securities issued by the U.S. Treasury and some foreign government issuers, for example, accrue inflation into the principal value of the bond. Other issuers may pay out the Consumer Price Index accruals as part of a semi-annual coupon.

The fund primarily invests in high quality, U.S. dollar-denominated, inflation-indexed securities. To a limited extent, the fund may invest in foreign currency-denominated, inflation-protected securities and other fixed-income securities not adjusted for inflation which are rated investment grade or the unrated equivalent as determined by Dreyfus. Such other fixed-income securities may include: U.S. government bonds and notes, corporate bonds, mortgage-related securities and asset-backed securities.

Credit ratings are determined by independent rating organizations that analyze and evaluate a bond issuer’s, and/or any credit enhancer’s, credit profile and ability to repay debts. Based on their assessment, these rating organizations assign letter grades that reflect the issuer’s, and/or any credit enhancer’s creditworthiness. AAA or Aaa represents the highest credit rating, AA/Aa the second highest, and so on down to D, for defaulted debt. Bonds rated BBB or Baa and above are considered investment grade.

The fund seeks to keep the average effective duration of its portfolio at two to ten years. The fund may invest in securities with effective or final maturities of any length. The fund may adjust its portfolio holdings or average effective duration based on actual or anticipated changes in interest rates or credit quality. Duration is an indication of an investment’s “interest rate risk,” or how sensitive an investment or the fund’s portfolio may be to changes in interest rates. Generally, the longer a fund’s duration, the more it will react to interest rate fluctuations and the greater its long-term risk/return potential.

The fund may, but is not required to, use derivatives, such as options, futures and options on futures (including those relating to securities, foreign currencies, indexes and interest rates), forward contracts and swaps, as a substitute for investing directly in an underlying asset, to increase returns, to manage interest rate risk, to manage the effective duration or maturity of the fund’s portfolio, or as part of a hedging strategy. The fund may enter into swap agreements, such as credit default swaps, which can be used to transfer the credit risk of a security without actually transferring ownership of the security or to customize exposure to particular corporate credit. To enhance current income, the fund also may engage in a series of purchase and sale contracts or forward roll transactions in which the fund sells a mortgage-related security, for example, to a financial institution and simultaneously agrees to purchase a similar security from the institution at a later date at an agreed-upon price. The fund also may engage in short-selling, typically for hedging purposes, such as to limit exposure to a possible market decline in the value of its portfolio securities.

The fund’s investment adviser is Dreyfus.

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Dreyfus U.S. Treasury Funds.

Dreyfus U.S. Treasury Intermediate Term Fund - the fund seeks to maximize total return, consisting of capital appreciation and current income, by investing at least 80% of its assets in U.S. Treasury securities. The fund also may invest in other securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (including inflation indexed bonds), and may enter into repurchase agreements. Although the fund may invest in or have investment exposure to individual bonds of any remaining maturity, under normal market conditions, the fund maintains an effective duration between 2.5 and 6 years, and a dollar weighted average portfolio maturity between 3 and 10 years.

Dreyfus U.S. Treasury Long Term Fund – the fund seeks to maximize total return, consisting of capital appreciation and current income, by investing at least 80% of its assets in U.S. Treasury securities. The fund also may invest in other securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (including inflation-indexed bonds), and may enter into repurchase agreements. Although the fund may invest in or have investment exposure to individual bonds of any remaining maturity, under normal market conditions, the fund maintains an effective duration of 7.5 years or more, and a dollar-weighted average portfolio maturity of 10 years or more.

Each U.S. Treasury fund may, but is not required to, use derivatives, such as options, futures and options on futures (including those relating to securities and interest rates) and swap agreements, as a substitute for investing directly in an underlying asset, to manage interest rate risk, to manage the effective duration or maturity of the fund’s portfolio, to increase returns, or as part of a hedging strategy. The funds may buy securities that pay interest at rates that float inversely with changes in prevailing interest rates and may make forward commitments in which a fund agrees to buy a security in the future at a price agreed upon today.

Duration is an indication of an investment’s “interest rate risk,” or how sensitive a bond or mutual fund portfolio may be to changes in interest rates. Generally, the longer a fund’s duration, the more it is likely to react to interest rate fluctuations and the greater its long-term risk/return potential. Dollar weighted average maturity is the length of time, in days or years, until the securities held by a fund, on average, will mature or be redeemed by the issuer. The average maturity is weighted according to the dollar amounts in the various securities held by the fund.

Each fund’s investment adviser is Dreyfus.

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International Fixed Income

Dreyfus Emerging Markets Debt Local Currency Fund — The fund seeks to maximize total return.  This objective may be changed without shareholder approval.  To pursue its goal, the fund normally invests at least 80% of its assets in emerging market bonds and other debt instruments denominated in the local currency of issue, and in derivative instruments that provide investment exposure to such securities.  The fund's emerging market bond investments may include Brady bonds and other debt issued by governments, their agencies and instrumentalities, or by central banks, corporate debt securities, such as convertible securities, preferred stock and corporate commercial paper, structured notes, loan participations, money market instruments and other fixed income securities or instruments that provide investment exposure to emerging market debt.  The fund may enter into forward contracts, futures and options contracts and swap agreements with respect to emerging market currencies to provide economic exposure similar to investments in sovereign and corporate emerging market debt.

Emerging market countries generally are those countries defined as having an emerging or developing economy by the World Bank or its related organizations, or the United Nations or its authorities, as well as any other country the portfolio managers believe has an emerging economy or market.  The emerging market countries in which the fund may invest currently include, but are not limited to, Argentina, Brazil, Chile, China, Colombia, Czech Republic, Dominican Republic, Egypt, Hungary, India, Indonesia, Israel, Kazakhstan, Malaysia, Mexico, Nigeria, Peru, the Philippines, Poland, Russia, Slovakia, South Africa, South Korea, Taiwan, Thailand, Uruguay and Venezuela.  The fund's benchmark is the JPMorgan Government Bond Index–Emerging Markets Diversified (GBI-EM Diversified), an unmanaged index that tracks local currency bonds issued by emerging market governments.

In choosing investments, the fund's portfolio managers employ an investment process that uses in-depth fundamental country and currency analysis supported by quantitative valuation models.  A "top down" analysis of macroeconomics and financial and political variables guides country and currency allocation.  The portfolio managers also consider other market technicals and the global risk environment.  The portfolio managers seek to identify shifts in country fundamentals and consider the risk-adjusted attractiveness of currency and duration returns for each emerging market country.

The fund is not restricted as to credit quality when making investments in debt securities. Emerging market countries in which the fund invests may have sovereign ratings that are below investment grade or are unrated. Moreover, the corporate or other privately issued debt securities in which the fund may invest may be rated below investment grade (“high yield” or “junk” bonds) or the unrated equivalent as determined by Dreyfus. There are no restrictions on the average maturity of the fund’s portfolio or on the maturities of the individual debt securities the fund may purchase.

The fund may, but it is not required to, use derivative instruments, such as options, futures and options on futures (including those relating to securities, foreign currencies, indexes and interest rates), forward contracts, swaps (including interest rate and credit default swaps), options on swaps, and other credit derivatives, as a substitute for investing directly in debt securities and currencies, to increase returns, to manage credit or interest rate risk, to manage the effective maturity or duration of the fund’s portfolio, as part of a hedging strategy, or for other purposes related to the management of the fund. Swap agreements can be used to transfer the credit risk of a security without actually transferring ownership of the security or to customize exposure to particular corporate credit. The fund also may make forward commitments in which the fund agrees to buy or sell a security in the future at a price agreed upon today.

The fund is non-diversified, which means that a relatively high percentage of the fund's assets may be invested in a limited number of issuers.  Therefore, the fund's performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

The fund's investment adviser is Dreyfus.

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Dreyfus International Bond Fund — The fund seeks to maximize total return through capital appreciation and income.  This objective may be changed without shareholder approval.  To pursue its goal, the fund normally invests at least 80% of its assets in fixed income securities.  The fund also normally invests at least 65% of its assets in non-U.S. dollar denominated fixed income securities of foreign governments and companies located in various countries, including emerging markets.  The fund ordinarily invests in at least five countries other than the U.S. and, at times, may invest a substantial portion of its assets in a single foreign country.  The fund's fixed income investments may include bonds, notes (including structured notes), mortgage-related securities, asset-backed securities, convertible securities, eurodollar and Yankee dollar instruments, preferred stocks and money market instruments.  Fixed income securities may be issued by U.S. and foreign corporations or entities; U.S. and foreign banks; the U.S. government, its agencies, authorities, instrumentalities or sponsored enterprises; state and municipal governments; and foreign governments and their political subdivisions.  These securities may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment in kind and auction rate features.

The fund may invest up to 25% of its assets in emerging markets generally and up to 5% of its assets in any single emerging market country.  The fund may invest in securities of issuers in emerging markets of any credit quality, including those rated or determined to be below investment grade quality.

Generally, the fund seeks to maintain a portfolio with an average credit quality of investment grade (Baa/BBB or higher).  The fund, however, may invest up to 25% of its assets in securities (not including securities of emerging markets issuers) rated below investment grade ("high yield" or "junk" bonds), or the unrated equivalent as determined by Dreyfus, at the time of purchase.  The fund will not invest in securities rated lower than B at the time of purchase.  The foregoing restrictions on securities rated below investment grade do not apply to the fund's investments in securities of emerging markets issuers.  There are no restrictions on the dollar-weighted average maturity of the fund's portfolio or on the maturities of the individual fixed income securities the fund may purchase.

The fund's portfolio managers focus on identifying undervalued government bond markets, currencies, sectors and securities and de-emphasize the use of an interest rate forecasting strategy.  The portfolio managers look for fixed income securities with the most potential for added value, such as those involving the potential for credit upgrades, unique structural characteristics or innovative features.  The portfolio managers select securities for the fund's portfolio by:

•         using fundamental economic research and quantitative analysis to allocate assets among countries and currencies based on a comparative evaluation of interest and inflation rate trends, government fiscal and monetary policies, and the credit quality of government debt

•         focusing on sectors and individual securities that appear to be relatively undervalued and actively trading among sectors

The fund's portfolio managers have considerable latitude in determining whether to hedge the fund's currency exposure and the extent of any such hedging.  The fund currently intends to hedge some, but not necessarily all, of its foreign currency exposure.  The currency exposure of the fund's portfolio may be substantially unhedged to the U.S. dollar, but, at times, the portfolio managers may seek to manage currency risk and may find opportunities to add value by hedging a portion of the fund's currency exposure to the U.S. dollar.  The fund's foreign currency strategy may include the use of a proprietary model designed to measure the currency risk in the fund's portfolio and actively manage the fund's hedged and unhedged currency exposure relative to the U.S. dollar.  The portfolio managers have discretion as to whether to use the proprietary model.

The fund may, but is not required to, use derivatives, such as such as options, futures and options on futures (including those relating to securities, foreign currencies, indexes and interest rates), forward contracts, and swaps (including interest rate and credit default swaps), as a substitute for investing directly in an underlying asset, to increase returns, to manage market, foreign currency and/or duration or interest rate risk, or as part of a hedging strategy.  The fund also may invest in CDOs, which include collateralized loan obligations and other similarly structured securities.  To enhance current income, the fund may engage in a series of purchase and sale contracts or forward roll transactions in which the fund sells a mortgage-related security, for example, to a financial institution and simultaneously agrees to purchase a similar security from the institution at a later date at an agreed-upon price.  The fund also may make forward commitments in which the fund agrees to buy or sell a security in the future at a price agreed upon today.

The fund is non-diversified, which means that a relatively high percentage of the fund's assets may be invested in a limited number of issuers.  Therefore, the fund's performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

The fund's investment adviser is Dreyfus.

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Certain Portfolio Securities

The following information supplements and should be read in conjunction with the Funds' Prospectus.

Foreign Securities.  Foreign securities include the securities of companies organized under the laws of countries other than the United States and those issued or guaranteed by governments other than the U.S. Government or by foreign supranational entities.  They also include securities of companies whose principal trading market is in a country other than the United States or of companies (including those that are located in the United States or organized under U.S. law) that derive a significant portion of their revenue or profits from foreign businesses, investments or sales, or that have a majority of their assets outside the United States.  They may be traded on foreign securities exchanges or in the foreign over-the-counter markets.  Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies.  Examples include the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank.

The foreign securities in which a Fund and certain Underlying Funds may invest include securities of foreign companies located in emerging market countries.  In addition, a Fund and certain Underlying Funds may purchase participation interests in loans between foreign governments and financial institutions, and interests in entities organized and operated for the purpose of restructuring the investment characteristics of instruments issued or guaranteed by foreign governments.  These include sovereign debt obligations and Brady Bonds described below.  A Fund and certain Underlying Funds also may invest in the currencies of such countries and may engage in strategic transactions in the markets of such countries.  See "Investment Techniques."

Common and Preferred Stocks.  Stocks represent shares of ownership in a company.  Generally, preferred stock has a specified dividend and ranks after bonds and before common stocks in its claim on income for dividend payments and on assets should the company be liquidated.  After other claims are satisfied, common stockholders participate in company profits on a pro-rata basis; profits may be paid out in dividends or reinvested in the company to help it grow.  Increases and decreases in earnings are usually reflected in a company's stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities.  While most preferred stocks pay a dividend, a Fund and certain Underlying Funds may purchase preferred stock where the issuer has omitted, or is in danger of omitting, payment of its dividend.  Such investments would be made primarily for their capital appreciation potential.  Each Fund and certain Underlying Funds may purchase trust preferred securities which are preferred stocks issued by a special purpose trust subsidiary backed by subordinated debt of the corporate parent.  These securities typically bear a market rate coupon comparable to interest rates available on debt of a similarly rated company.  Holders of the trust preferred securities have limited voting rights to control the activities of the trust and no voting rights with respect to the parent company.

Depositary Receipts.  Each Fund and certain Underlying Funds may invest in the securities of foreign issuers in the form of American Depositary Receipts and American Depositary Shares (collectively, "ADRs") and Global Depositary Receipts and Global Depositary Shares (collectively, "GDRs") and other forms of depositary receipts.  These securities may not necessarily be denominated in the same currency as the securities into which they may be converted.  ADRs are receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation.  GDRs are receipts issued outside the United States typically by non-U.S. banks and trust companies that evidence ownership of either foreign or domestic securities.  Generally, ADRs in registered form are designed for use in the U.S. securities markets and GDRs in bearer form are designed for use outside the United States.

These securities may be purchased through "sponsored" or "unsponsored" facilities.  A sponsored facility is established jointly by the issuer of the underlying security and a depositary.  A depositary may establish an unsponsored facility without participation by the issuer of the deposited security.  Holders of unsponsored depositary receipts generally bear all the costs of such facilities, and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities.  Purchases or sales of certain ADRs may result, indirectly, in fees being paid to the Depositary Receipts Division of The Bank of New York Mellon, an affiliate of the Manager, by brokers executing the purchases or sales.

Convertible Securities.  Convertible securities may be converted at either a stated price or stated rate into underlying shares of common stock.  Convertible securities have characteristics similar to both fixed income and equity securities.  Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer.  Because of the subordination feature, however, convertible securities typically have lower ratings than similar non-convertible securities.

Although to a lesser extent than with fixed income securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline.  In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock.  A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock.  When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock.  While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

Convertible securities provide for a stable stream of income with generally higher yields than common stocks, but there can be no assurance of current income because the issuers of the convertible securities may default on their obligations.  A convertible security, in addition to providing fixed income, offers the potential for capital appreciation through the conversion feature, which enables the holder to benefit from increases in the market price of the underlying common stock.  There can be no assurance of capital appreciation, however, because securities prices fluctuate.  Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality because of the potential for capital appreciation.

Each Fund and certain Underlying Funds may invest in so-called "synthetic convertible securities," which are comprised of two or more different securities, each with its own market value, whose investment characteristics, taken together, resemble those of convertible securities.  For example, a Fund or Underlying Fund may purchase a non-convertible debt security and a warrant or option.  The "market value" of a synthetic convertible is the sum of the values of its fixed income component and its convertible component.  For this reason, the values of a synthetic convertible and a true convertible security may respond differently to market fluctuations.

Investment Companies.  Each Fund and certain Underlying Funds may invest in securities issued by registered and unregistered investment companies, including exchange-traded funds described below.  Under the Investment Company Act of 1940, as amended (the "1940 Act"), a fund's investment in such securities, subject to certain exceptions (including an exception that applies to a Fund's investment in the Underlying Funds), currently is limited to (i) 3% of the total voting stock of any one investment company, (ii) 5% of the fund's total assets with respect to any one investment company and (iii) 10% of the fund's total assets in the aggregate.  As a shareholder of another investment company, the fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees.  These expenses would be in addition to any fees and other expenses that a Fund or Underlying Fund bears directly in connection with its own operations.  Each Fund and certain Underlying Funds also may invest their uninvested cash reserves, or cash received as collateral from borrowers of their portfolio securities in connection with a fund's securities lending program, in shares of one or more money market funds advised by the Manager.  Such investments will not be subject to the limitations described above.  See "Lending Portfolio Securities."

Exchange-Traded Funds.  Each Fund and certain Underlying Funds may invest in shares of ETFs, which are designed typically to provide investment results corresponding to a securities index.  These may include Standard & Poor's Depositary Receipts ("SPDRs"), DIAMONDS, Nasdaq-100 Index Tracking Stock (also referred to as "Nasdaq 100 Shares"), World Equity Benchmark Series ("WEBS") and iShares exchange-traded funds ("iShares"), such as iShares MSCI EAFE Index Fund.  ETFs usually are units of beneficial interest in an investment trust or represent undivided ownership interests in a portfolio of securities, in each case with respect to a portfolio of all or substantially all of the component securities of, and in substantially the same weighting as, the relevant benchmark index.  The benchmark indices of SPDRs, DIAMONDS and Nasdaq-100 Shares are the Standard & Poor's 500 Stock Index, the Dow Jones Industrial Average and the Nasdaq-100 Index, respectively.  The benchmark index for iShares varies, generally corresponding to the name of the particular iShares fund.  WEBS are designed to replicate the composition and performance of publicly traded issuers in particular countries.  ETFs are designed to provide investment results that generally correspond to the price and yield performance of the component securities of the benchmark index.  ETFs are listed on an exchange and trade in the secondary market on a per-share basis.

The values of ETFs are subject to change as the values of their respective component securities fluctuate according to market volatility.  Investments in ETFs that are designed to correspond to an equity index, for example, involve certain inherent risks generally associated with investments in a broadly based portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of ETFs invested in by the relevant Fund or Underlying Fund.  Moreover, a Fund's or Underlying Fund's investments in ETFs may not exactly match the performance of a direct investment in the respective indices to which they are intended to correspond due to the temporary unavailability of certain index securities in the secondary market or other extraordinary circumstances, such as discrepancies with respect to the weighting of securities.

Mortgage-Related Securities.  Each Fund and certain Underlying Funds may invest in mortgage-related securities, which are a form of derivative collateralized by pools of commercial or residential mortgages.  Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations.  These securities may include complex instruments such as CMOs and stripped mortgage-backed securities, mortgage pass-through securities, interests in adjustable rate mortgages ("ARMs"), real estate mortgage investment conduits ("REMICs"), REITs, including debt and preferred stock issued by REITs, and other mortgage-related securities.  The mortgage-related securities in which a Fund or an Underlying Fund may invest include those with fixed, floating and variable interest rates, those with interest rates based on multiples of changes in a specified index of interest rates and those with interest rates that change inversely to changes in interest rates, as well as those that do not bear interest.

Residential Mortgage-Related Securities—The Fund or an Underlying Fund may invest in mortgage-related securities representing participation interests in pools of one- to four-family residential mortgage loans issued or guaranteed by governmental agencies or instrumentalities, such as the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"), or issued by private entities.  Residential mortgage-related securities have been issued using a variety of structures, including multi-class structures featuring senior and subordinated classes.

Mortgage-related securities issued by GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States.  GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee.  Mortgage-related securities issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of FNMA and are not backed by or entitled to the full faith and credit of the United States.  Fannie Maes are guaranteed as to timely payment of principal and interest by FNMA.  Mortgage-related securities issued by FHLMC include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PCs").  Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Bank and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank.  Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans.  When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.  In September 2008, the Federal Housing Finance Agency (“FHFA“) placed FNMA and FHLMC into conservatorship and the U.S. Treasury, through a secured lending credit facility and a senior preferred stock purchase agreement, enhanced the ability of each agency to meet its obligations. The future status and role of FNMA and FHLMC could be impacted by (among other things) the actions taken and restrictions placed on FNMA and FHLMC by the FHFA in its role as conservator, the restrictions placed on the operations and activities of FNMA and FHLMC as a result of the senior preferred stock investment made by the Treasury, market responses to developments at FNMA and FHLMC, and future legislative and regulatory action that alters the operations, ownership, structure and/or mission of these institutions, each of which may, in turn, impact the value of, and cash flows on, any mortgage-backed securities guaranteed by FNMA and FHLMC, including any such mortgage-backed securities held by a Fund.

Commercial Mortgage-Related Securities—Each Fund and certain Underlying Funds may invest in commercial mortgage-related securities which generally are multi-class debt or pass-through certificates secured by mortgage loans on commercial properties.  These mortgage-related securities generally are constructed to provide protection to holders of the senior classes against potential losses on the underlying mortgage loans.  This protection generally is provided by having the holders of subordinated classes of securities ("Subordinated Securities") take the first loss if there are defaults on the underlying commercial mortgage loans.  Other protection, which may benefit all of the classes or particular classes, may include issuer guarantees, reserve funds, additional Subordinated Securities, cross-collateralization and over-collateralization.

Subordinated Securities—Each Fund and certain Underlying Funds may invest in Subordinated Securities issued or sponsored by commercial banks, savings and loan institutions, mortgage bankers, private mortgage insurance companies and other non-governmental issuers.  Subordinated Securities have no governmental guarantee, and are subordinated in some manner as to the payment of principal and/or interest to the holders of more senior mortgage-related securities arising out of the same pool of mortgages.  The holders of Subordinated Securities typically are compensated with a higher stated yield than are the holders of more senior mortgage-related securities.  On the other hand, Subordinated Securities typically subject the holder to greater risk than senior mortgage-related securities and tend to be rated in a lower rating category, and frequently a substantially lower rating category, than the senior mortgage-related securities issued in respect of the same pool of mortgages.  Subordinated Securities generally are likely to be more sensitive to changes in prepayment and interest rates and the market for such securities may be less liquid than is the case for traditional fixed income securities and senior mortgage-related securities.

Collateralized Mortgage Obligations and Multi-Class Pass-Through-Securities—Each Fund and certain Underlying Funds may invest in CMOs which are multiclass bonds backed by pools of mortgage pass-through certificates or mortgage loans.  CMOs may be collateralized by (a) Ginnie Mae, Fannie Mae, or Freddie Mac pass-through certificates, (b) unsecuritized mortgage loans insured by the Federal Housing Administration or guaranteed by the Department of Veterans' Affairs, (c) unsecuritized conventional mortgages, (d) other mortgage-related securities, or (e) any combination thereof.

Each class of CMOs, often referred to as a "tranche," is issued at a specific coupon rate and has a stated maturity or final distribution date.  Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than the stated maturities or final distribution dates.  The principal and interest on the underlying mortgages may be allocated among the several classes of a series of a CMO in many ways.  One or more tranches of a CMO may have coupon rates which reset periodically at a specified increment over an index, such as the London Interbank Offered Rate ("LIBOR") (or sometimes more than one index).  These floating rate CMOs typically are issued with lifetime caps on the coupon rate thereon.  Each Fund and certain Underlying Funds also may invest in inverse floating rate CMOs.  Inverse floating rate CMOs constitute a tranche of a CMO with a coupon rate that moves in the reverse direction to an applicable index such as LIBOR.  Accordingly, the coupon rate thereon will increase as interest rates decrease. Inverse floating rate CMOs are typically more volatile than fixed or floating rate tranches of CMOs.

Many inverse floating rate CMOs have coupons that move inversely to a multiple of the applicable indices.  The effect of the coupon varying inversely to a multiple of an applicable index creates a leverage factor.  Inverse floaters based on multiples of a stated index are designed to be highly sensitive to changes in interest rates and can subject the holders thereof to extreme reductions of yield and loss of principal.  The markets for inverse floating rate CMOs with highly leveraged characteristics at times may be very thin.  The ability to dispose of positions in such securities will depend on the degree of liquidity in the markets for such securities.  It is impossible to predict the amount of trading interest that may exist in such securities, and therefore the future degree of liquidity.

Stripped Mortgage-Backed Securities—Each Fund and certain Underlying Funds also may invest in stripped mortgage-backed securities which are created by segregating the cash flows from underlying mortgage loans or mortgage securities to create two or more new securities, each with a specified percentage of the underlying security's principal or interest payments.  Mortgage securities may be partially stripped so that each investor class receives some interest and some principal.  When securities are completely stripped, however, all of the interest is distributed to holders of one type of security, known as an interest-only security, or IO, and all of the principal is distributed to holders of another type of security known as a principal-only security, or PO.  Strips can be created in a pass-through structure or as tranches of a CMO.  The yields to maturity on IOs and POs are very sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets.  If the underlying mortgage assets experience greater than anticipated prepayments of principal, the relevant Fund or Underlying Fund may not fully recoup its initial investment in IOs.  Conversely, if the underlying mortgage assets experience less than anticipated prepayments of principal, the yield on POs could be materially and adversely affected.

Adjustable Rate Mortgages ("ARMs")—Each Fund and certain Underlying Funds may invest in ARMs.  ARMs eligible for inclusion in a mortgage pool will generally provide for a fixed initial mortgage interest rate for a specified period of time, generally for either the first three, six, twelve, thirteen, thirty-six, or sixty scheduled monthly payments.  Thereafter, the interest rates are subject to periodic adjustment based on changes in an index.  ARMs typically have minimum and maximum rates beyond which the mortgage interest rate may not vary over the lifetime of the loans.  Certain ARMs provide for additional limitations on the maximum amount by which the mortgage interest rate may adjust for any single adjustment period.  Negatively amortizing ARMs may provide limitations on changes in the required monthly payment.  Limitations on monthly payments can result in monthly payments that are greater or less than the amount necessary to amortize a negatively amortizing ARM by its maturity at the interest rate in effect during any particular month.

Private Entity Securities—Each Fund and certain Underlying Funds may invest in mortgage-related securities issued by commercial banks, savings and loan institutions, mortgage bankers, private mortgage insurance companies and other non-governmental issuers.  Timely payment of principal and interest on mortgage-related securities backed by pools created by non-governmental issuers often is supported partially by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance.  The insurance and guarantees are issued by government entities, private insurers and the mortgage poolers.  There can be no assurance that the private insurers or mortgage poolers can meet their obligations under the policies, so that if the issuers default on their obligations the holders of the security could sustain a loss.  Mortgage-related securities issued by non-governmental issuers generally offer a higher rate of interest than government-agency and government-related securities because there are no direct or indirect government guarantees of payment.

Other Mortgage-Related Securities—Other mortgage-related securities in which a Fund or certain Underlying Funds may invest include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, including CMO residuals.  Other mortgage-related securities may be equity or debt securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, partnerships, trusts and special purpose entities of the foregoing.

Real Estate Investment Trusts.  Each Fund and certain Underlying Funds may invest in REITs.  A REIT is a corporation, or a business trust that would otherwise be taxed as a corporation, which meets the definitional requirements of the Internal Revenue Code of 1986, as amended (the "Code").  The Code permits a qualifying REIT to deduct dividends paid, thereby effectively eliminating corporate level Federal income tax and making the REIT a pass-through vehicle for Federal income tax purposes.  To meet the definitional requirements of the Code, a REIT must, among other things, invest substantially all of its assets in interests in real estate (including mortgages and other REITs) or cash and government securities, derive most of its income from rents from real property or interest on loans secured by mortgages on real property, and distribute to shareholders annually a substantial portion of its otherwise taxable income.

REITs are characterized as equity REITs, mortgage REITs and hybrid REITs.  Equity REITs, which may include operating or finance companies, own real estate directly and the value of, and income earned by, the REITs depends upon the income of the underlying properties and the rental income they earn.  Equity REITs also can realize capital gains (or losses) by selling properties that have appreciated (or depreciated) in value.  Mortgage REITs can make construction, development or long-term mortgage loans and are sensitive to the credit quality of the borrower.  Mortgage REITs derive their income from interest payments on such loans.  Hybrid REITs combine the characteristics of both equity and mortgage REITs, generally by holding both ownership interests and mortgage interests in real estate.  The value of securities issued by REITs is affected by tax and regulatory requirements and by perceptions of management skill.  They also are subject to heavy cash flow dependency, defaults by borrowers or tenants, self-liquidation and the possibility of failing to qualify for tax-free status under the Code or to maintain exemption from the 1940 Act.

Asset-Backed Securities.  Asset-backed securities are a form of derivative.  The securitization techniques used for asset-backed securities are similar to those used for mortgage-related securities.  These securities include debt securities and securities with debt-like characteristics.  The collateral for these securities has included home equity loans, automobile and credit card receivables, boat loans, computer leases, airplane leases, mobile home loans, recreational vehicle loans and hospital account receivables.  Each Fund and certain Underlying Funds may invest in these and other types of asset-backed securities that may be developed in the future.

Asset-backed securities present certain risks that are not presented by mortgage-backed securities.  Primarily, these securities may provide a Fund or an Underlying Fund with a less effective security interest in the related collateral than do mortgage-backed securities.  Therefore, there is the possibility that recoveries on the underlying collateral may not, in some cases, be available to support payments on these securities.

Collateralized Debt Obligations.  Each Fund and certain Underlying Funds may invest in CDOs, which are securitized interests in pools of—generally non-mortgage—assets.  Assets called collateral usually comprise loans or debt instruments.  A CDO may be called a collateralized loan obligation or collateralized bond obligation if it holds only loans or bonds, respectively.  Investors bear the credit risk of the collateral.  Multiple tranches of securities are issued by the CDO, offering investors various maturity and credit risk characteristics.  Tranches are categorized as senior, mezzanine, and subordinated/equity, according to their degree of credit risk.  If there are defaults or the CDO's collateral otherwise underperforms, scheduled payments to senior tranches take precedence over those of mezzanine tranches, and scheduled payments to mezzanine tranches take precedence over those to subordinated/equity tranches.  Senior and mezzanine tranches are typically rated, with the former receiving ratings of A to AAA/Aaa and the latter receiving ratings of B to BBB/Baa.  The ratings reflect both the credit quality of underlying collateral as well as how much protection a given tranche is afforded by tranches that are subordinate to it.

Warrants.  A warrant is a form of derivative that gives the holder the right to subscribe to a specified amount of the issuing corporation's securities at a set price for a specified period of time.  Each Fund and certain Underlying Funds may invest in warrants to purchase equity or fixed income securities.  Bonds with warrants attached to purchase equity securities have many characteristics of convertible bonds and their prices may, to some degree, reflect the performance of the underlying stock.  Bonds also may be issued with warrants attached to purchase additional fixed income securities at the same coupon rate.  A decline in interest rates would permit the relevant Fund or Underlying Fund to buy additional bonds at the favorable rate or to sell the warrants at a profit.  If interest rates rise, the warrants would generally expire with no value.

Corporate Debt Securities.  Corporate debt securities include corporate bonds, debentures, notes and other similar instruments, including certain convertible securities.  Debt securities may be acquired with warrants attached.  Corporate income-producing securities also may include forms of preferred or preference stock.  The rate of interest on a corporate debt security may be fixed, floating or variable, and may vary inversely with respect to a reference rate such as interest rates or other financial indicators.  The rate of return or return of principal on some debt obligations may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies.  Such securities may include those whose principal amount or redemption price is indexed to, and thus varies directly with, changes in the market price of certain commodities, including gold bullion or other precious metals.

Sovereign Debt Obligations.  Each Fund and certain Underlying Funds may invest in sovereign debt obligations.  Investments in sovereign debt obligations involve special risks which are not present in corporate debt obligations.  The foreign issuer of the sovereign debt or the foreign governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Fund or Underlying Fund may have limited recourse in the event of a default.  During periods of economic uncertainty, the market prices of sovereign debt, and the net asset value of the Fund or Underlying Fund, to the extent it invests in such securities, may be more volatile than prices of U.S. debt issuers.  In the past, certain foreign countries have encountered difficulties in servicing their debt obligations, withheld payments of principal and interest and declared moratoria on the payment of principal and interest on their sovereign debt.

A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange, the relative size of the debt service burden, the sovereign debtor's policy toward principal international lenders and local political constraints.  Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies and other entities to reduce principal and interest arrearages on their debt.  The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance or repay principal or interest when due may result in the cancellation of third party commitments to lend funds to the sovereign debtor, which may further impair such debtor's ability or willingness to service its debts.

Brady Bonds.  Each Fund and certain Underlying Funds may invest in Brady Bonds.  Brady Bonds are securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings.  In light of the history of defaults of countries issuing Brady Bonds on their commercial bank loans, investments in Brady Bonds may be viewed as speculative.  Brady Bonds may be fully or partially collateralized or uncollateralized, are issued in various currencies (but primarily in U.S. dollars) and are actively traded in over-the-counter secondary markets.  Brady Bonds with no or limited collateralization of interest or principal payment obligations have increased credit risk, and the holders of such bonds rely on the willingness and ability of the foreign government to make payments in accordance with the terms of such Brady Bonds.  U.S. dollar-denominated collateralized Brady Bonds, which may be fixed rate bonds or floating-rate bonds, generally are collateralized by U.S. Treasury zero coupon bonds having the same maturity as the Brady Bonds.  Each Fund and certain Underlying Funds also may invest in one or more classes of securities ("Structured Securities") backed by or representing interests in, Brady Bonds.  The cash flow on the underlying instruments may be apportioned among the newly-issued Structured Securities to create securities with different investment characteristics such as varying maturities, payment priorities and interest rate provisions, and the extent of the payments made with respect to Structured Securities is dependent on the extent of the cash flow on the underlying instruments.

Variable and Floating Rate Securities.  Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations.  The terms of such obligations must provide that interest rates are adjusted periodically based upon an interest rate adjustment index as provided in the respective obligations.  The adjustment intervals may be regular, and range from daily up to annually, or may be event based, such as based on a change in the prime rate.

Each Fund and certain Underlying Funds may invest in floating rate debt instruments ("floaters").  The interest rate on a floater is a variable rate which is tied to another interest rate, such as a money-market index or Treasury bill rate.  The interest rate on a floater resets periodically, typically every six months.  Because of the interest rate reset feature, floaters provide the relevant Fund or Underlying Fund with a certain degree of protection against rises in interest rates, although the relevant Fund or Underlying Fund will participate in any declines in interest rates as well.

Each Fund and certain Underlying Funds also may invest in inverse floating rate debt instruments ("inverse floaters").  The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed or inversely to a multiple of the applicable index.  An inverse floating rate security may exhibit greater price volatility than a fixed rate obligation of similar credit quality.  Investing in inverse floaters involves leveraging which may magnify gains or losses.

Participation Interests and Assignments.  Each Fund and certain Underlying Funds may invest in short-term corporate obligations denominated in U.S. and foreign currencies that are originated, negotiated and structured by a syndicate of lenders ("Co-Lenders"), consisting of commercial banks, thrift institutions, insurance companies, financial companies or other financial institutions one or more of which administers the security on behalf of the syndicate (the "Agent Bank").  Co-Lenders may sell such securities to third parties called "Participants."  The Fund or an Underlying Fund may invest in such securities either by participating as a Co-Lender at origination or by acquiring an interest in the security from a Co-Lender or a Participant (collectively, "participation interests").  Co-Lenders and Participants interposed between the Fund and the corporate borrower (the "Borrower"), together with Agent Banks, are referred herein as "Intermediate Participants."

Each Fund and certain Underlying Funds also may purchase a participation interest in a portion of the rights of an Intermediate Participant, which would not establish any direct relationship between the Fund or Underlying Fund and the Borrower.  A participation interest gives the relevant Fund or Underlying Fund an undivided interest in the security in the proportion that the Fund's or Underlying Fund's participation interest bears to the total principal amount of the security.  These instruments may have fixed, floating or variable rates of interest.  A Fund or an Underlying Fund would be required to rely on the Intermediate Participant that sold the participation interest not only for the enforcement of the Fund's or Underlying Fund's rights against the Borrower but also for the receipt and processing of payments due to the Fund or Underlying Fund under the security.  Because it may be necessary to assert through an Intermediate Participant such rights as may exist against the Borrower, in the event the Borrower fails to pay principal and interest when due, a Fund or an Underlying Fund may be subject to delays, expenses and risks that are greater than those that would be involved if the Fund or Underlying Fund would enforce its rights directly against the Borrower.  Moreover, under the terms of a participation interest, the Fund or Underlying Fund may be regarded as a creditor of the Intermediate Participant (rather than of the Borrower), so that the Fund or Underlying Fund may also be subject to the risk that the Intermediate Participant may become insolvent.  Similar risks may arise with respect to the Agent Bank if, for example, assets held by the Agent Bank for the benefit of the Fund or Underlying Fund were determined by the appropriate regulatory authority or court to be subject to the claims of the Agent Bank's creditors.  In such case, the relevant Fund or Underlying Fund might incur certain costs and delays in realizing payment in connection with the participation interest or suffer a loss of principal and/or interest.  Further, in the event of the bankruptcy or insolvency of the Borrower, the obligation of the Borrower to repay the loan may be subject to certain defenses that can be asserted by such Borrower as a result of improper conduct by the Agent Bank or Intermediate Participant.

Each Fund and certain Underlying Funds also may invest in the underlying loan to the Borrower through an assignment of all or a portion of such loan ("Assignments") from a third party.  When a Fund or an Underlying Fund purchases Assignments from Co-Lenders it will acquire direct rights against the Borrower on the loan.  Because Assignments are arranged through private negotiations between potential assignees and potential assignors, however, the rights and obligations acquired by the relevant Fund or Underlying Fund as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Co-Lender.  A Fund or an Underlying Fund may have difficulty disposing of Assignments because to do so it will have to assign such securities to a third party.  Because there is no established secondary market for such securities, it is anticipated that such securities could be sold only to a limited number of institutional investors.  The lack of an established secondary market may have an adverse impact on the value of such securities and the relevant Fund's or Underlying Fund's ability to dispose of particular Assignments when necessary to meet the Fund's or Underlying Fund's liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the Borrower.  The lack of an established secondary market for Assignments also may make it more difficult for a Fund or an Underlying Fund to assign a value to these securities for purposes of valuing the Fund's or Underlying Fund's portfolio and calculating its net asset value.

Eurodollar and Yankee Dollar Investments.  Each Fund and certain Underlying Funds may invest in Eurodollar and Yankee Dollar instruments.  Eurodollar instruments are bonds of foreign corporate and government issuers that pay interest and principal in U.S. dollars generally held in banks outside the United States, primarily in Europe.  Yankee Dollar instruments are U.S. dollar-denominated bonds typically issued in the United States by foreign governments and their agencies and foreign banks and corporations.  Each Fund and certain Underlying Funds may invest in Eurodollar Certificates of Deposit ("ECDs"), Eurodollar Time Deposits ("ETDs") and Yankee Certificates of Deposit ("Yankee CDs").  ECDs are U.S. dollar-denominated certificates of deposit issued by foreign branches of domestic banks; ETDs are U.S. dollar-denominated deposits in a foreign branch of a U.S. bank or in a foreign bank; and Yankee CDs are U.S. dollar-denominated certificates of deposit issued by a U.S. branch of a foreign bank and held in the United States.  These investments involve risks that are different from investments in securities issued by U.S. issuers, including potential unfavorable political and economic developments, foreign withholding or other taxes, seizure of foreign deposits, currency controls, interest limitations or other governmental restrictions which might affect payment of principal or interest.

Zero Coupon, Pay-In-Kind and Step-Up Securities.  Each Fund and certain Underlying Funds may invest in zero coupon U.S. Treasury securities, which are Treasury Notes and Bonds that have been stripped of their unmatured interest coupons, the coupons themselves and receipts or certificates representing interests in such stripped debt obligations and coupons.  Zero coupon securities also are issued by corporations and financial institutions which constitute a proportionate ownership of the issuer's pool of underlying U.S. Treasury securities.  A zero coupon security pays no interest to its holders during its life and is sold at a discount to its face value at maturity.  Each Fund and certain Underlying Funds may invest in pay-in-kind bonds, which are bonds that generally pay interest through the issuance of additional bonds.  Each Fund and certain Underlying Funds also may purchase step-up coupon bonds, which are debt securities that typically do not pay interest for a specified period of time and then pay interest at a series of different rates.  The market prices of these securities generally are more volatile and are likely to respond to a greater degree to changes in interest rates than the market prices of securities that pay cash interest periodically having similar maturities and credit qualities.  In addition, unlike bonds that pay cash interest throughout the period to maturity, the relevant Fund or Underlying Fund will realize no cash until the cash payment date unless a portion of such securities are sold and, if the issuer defaults, the Fund or the Underlying Fund may obtain no return at all on its investment.  Federal income tax law requires the holder of a zero coupon security or of certain pay-in-kind or step-up bonds to accrue income with respect to these securities prior to the receipt of cash payments.  To maintain its qualification as a regulated investment company and avoid liability for Federal income taxes, the relevant Fund or Underlying Fund may be required to distribute such income accrued with respect to these securities and may have to dispose of portfolio securities under disadvantageous circumstances in order to generate cash to satisfy these distribution requirements.  See "Dividends, Distributions and Taxes."

Inflation-Indexed Bonds.  Each Fund and certain Underlying Funds may invest in inflation-indexed bonds, such as Treasury Inflation-Protection Securities ("TIPS"), which are fixed income securities whose value is periodically adjusted according to the rate of inflation.  Two structures are common.  The U.S. Treasury and some other issuers utilize a structure that accrues inflation into the principal value of the bond.  Most other issuers pay out the Consumer Price Index ("CPI") accruals as part of a semi-annual coupon.

Inflation-indexed securities issued by the U.S. Treasury have varying maturities and pay interest on a semi-annual basis equal to a fixed percentage of the inflation-adjusted principal amount.  If the periodic adjustment rate measuring inflation falls, the principal value of inflation-index bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced.  Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation.  However, the current market value of the bonds is not guaranteed and will fluctuate.  Each Fund and certain Underlying Funds also may invest in other inflation-related bonds which may or may not provide a similar guarantee.  If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal amount.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates.  Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation.  Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds.  In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-index bonds.  Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value.  If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.

The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers ("CPI-U"), which is calculated monthly by the U.S. Bureau of Labor Statistics.  The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy.  Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index calculated by that government.  There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services.  Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

U.S. Government Securities.  Each Fund and certain Underlying Funds may invest in U.S. Government securities, which include a variety of U.S. Treasury securities that differ in their interest rates, maturities and times of issuance.  Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of greater than ten years.  In addition to U.S. Treasury securities, the Fund or an Underlying Fund may invest in securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities.  Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities, such as Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S. Treasury; and others, such as those issued by the Student Loan Marketing Association, only by the credit of the instrumentality.  These securities bear fixed, floating or variable rates of interest.  Principal and interest may fluctuate based on generally recognized reference rates of the relationship of rates.  While the U.S. Government provides financial support to such U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law.

Municipal Obligations.  Each Fund and certain Underlying Funds may invest in municipal obligations.  Municipal obligations are debt obligations issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multistate agencies or authorities, generally to obtain funds for various public purposes and include certain industrial development bonds issued by or on behalf of public authorities.  Municipal obligations are classified as general obligation bonds, revenue bonds and notes.  General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest.  Revenue bonds are payable from the revenue derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power.  Industrial development bonds, in most cases, are revenue bonds that do not carry the pledge of the credit of the issuing municipality, but generally are guaranteed by the corporate entity on whose behalf they are issued.  Notes are short-term instruments which are obligations of the issuing municipalities or agencies and are sold in anticipation of a bond sale, collection of taxes or receipt of other revenues.  Municipal obligations include municipal lease/purchase agreements which are similar to installment purchase contracts for property or equipment issued by municipalities.  Municipal obligations bear fixed, floating or variable rates of interest, which are determined in some instances by formulas under which the municipal obligation's interest rate will change directly or inversely to changes in interest rates or an index, or multiples thereof, in many cases subject to a maximum and minimum.  Certain municipal obligations are subject to redemption at a date earlier than their stated maturity pursuant to call options, which may be separated from the related municipal obligation and purchased and sold separately.  Each Fund and certain Underlying Funds also may acquire call options on specific municipal obligations.  The Fund or the Underlying Fund generally would purchase these call options to protect the Fund or the Underlying Fund from the issuer of the related municipal obligation redeeming, or other holder of the call option from calling away, the municipal obligation before maturity.

While, in general, municipal obligations are tax exempt securities having relatively low yields as compared to taxable, non-municipal obligations of similar quality, certain municipal obligations are taxable obligations, offering yields comparable to, and in some cases greater than, the yields available on other permissible fund investments.  Dividends received by shareholders which are attributable to interest income received by the Fund or the Underlying Fund from municipal obligations generally will be subject to Federal income tax.  The Funds and respective Underlying Funds may invest in municipal obligations, the ratings of which correspond with the ratings of their other permissible investments.

Money Market Instruments.  When the Manager or an Underlying Fund's investment adviser determines that adverse market conditions exist, a Fund or an Underlying Fund, respectively, may adopt a temporary defensive position and invest up to 100% of its assets in money market instruments, including U.S. Government securities, repurchase agreements, bank obligations and commercial paper.  Each Fund and certain Underlying Funds also may purchase money market instruments when it has cash reserves or in anticipation of taking a market position.

Bank Obligations.  Bank obligations include certificates of deposit, bankers' acceptances, and fixed time deposits.  Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return.  Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity.  Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate.  Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties that vary depending upon market conditions and the remaining maturity of the obligation.  There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits.

Repurchase Agreements.  A repurchase agreement is a contract under which a Fund or an Underlying Fund would acquire a security for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the relevant Fund or Underlying Fund to resell such security at a fixed time and price (representing the Fund's or Underlying Fund's cost plus interest).  In the case of repurchase agreements with broker-dealers, the value of the underlying securities (or collateral) will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor.  The Fund or the Underlying Fund entering into the repurchase agreement bears a risk of loss if the other party to a repurchase agreement defaults on its obligations and the Fund or Underlying Fund is delayed or prevented from exercising its rights to dispose of the collateral securities.  This risk includes the risk of procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

Commercial Paper.  Each Fund and certain Underlying Funds may invest in commercial paper.  Commercial paper represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations and finance companies.  Commercial paper may consist of U.S. dollar-denominated obligations of domestic issuers and foreign currency-denominated obligations of domestic or foreign issuers.

Illiquid Securities.  Each Fund and certain Underlying Funds may invest up to 15% of the value of its net assets in securities as to which a liquid trading market does not exist, provided such investments are consistent with the Fund's or Underlying Fund's investment objective.  These securities may include securities that are not readily marketable, such as securities that are subject to legal or contractual restrictions on resale, repurchase agreements providing for settlement in more than seven days after notice, and certain privately negotiated, non-exchange traded options and securities used to cover such options.  As to these securities, the relevant Fund or Underlying Fund is subject to a risk that should the Fund or the Underlying Fund desire to sell them when a ready buyer is not available at a price the Fund or the Underlying Fund deems representative of their value, the value of the net assets of the Fund or Underlying Fund could be adversely affected.

Investment Techniques

The following information supplements and should be read in conjunction with the Funds' Prospectus.

Foreign Currency Transactions.  Each Fund and certain Underlying Funds may invest directly in foreign currencies or hold financial instruments that provide exposure to foreign currencies, in particular "hard currencies," or may invest in securities that trade in, or receive revenues in, foreign currencies.  "Hard currencies" are currencies in which investors have confidence and are typically currencies of economically and politically stable industrialized nations.  To the extent a Fund or an Underlying Fund invests in such currencies, the Fund or the Underlying Fund will be subject to the risk that those currencies will decline in value relative to the U.S. dollar.

Each Fund and certain Underlying Funds may enter into foreign currency transactions for a variety of purposes, including:  to fix in U.S. dollars, between trade and settlement date, the value of a security the Fund or the Underlying Fund has agreed to buy or sell; to hedge the U.S. dollar value of securities the Fund or the Underlying Fund already owns, particularly if it expects a decrease in the value of the currency in which the foreign security is denominated; or to gain or reduce exposure to the foreign currency for investment purposes.

Foreign currency transactions may involve, for example, the purchase of foreign currencies for U.S. dollars or the maintenance of short positions in foreign currencies.  A short position would involve a Fund or an Underlying Fund agreeing to exchange an amount of a currency it did not currently own for another currency at a future date in anticipation of a decline in the value of the currency sold relative to the currency the Fund or the Underlying Fund contracted to receive.  Each Fund and certain Underlying Funds may engage in cross currency hedging against price movements between currencies, other than the U.S. dollar, caused by currency exchange rate fluctuations.  A Fund's or an Underlying Fund's success in these transactions may depend on the ability of the Manager or the Underlying Fund's sub-investment adviser, as the case may be, to predict accurately the future exchange rates between foreign currencies and the U.S. dollar.

Each Fund and certain Underlying Funds also may enter into forward foreign currency exchange contracts ("forward contracts") for the purchase or sale of a specified currency at a specified future date.  The cost to the relevant Fund or Underlying Fund of engaging in forward contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing.  Because forward contracts are usually entered into on a principal basis, no fees or commissions are involved.  Generally, secondary markets do not exist for forward contracts, with the result that closing transactions can be made for forward contracts only by negotiating directly with the counterparty to the contract.

Currency exchange rates may fluctuate significantly over short periods of time.  They generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors, as seen from an international perspective.  Currency exchange rates also can be affected unpredictably by intervention, or failure to intervene, by U.S. or foreign governments or central banks, or by currency controls or political developments in the United States or abroad.

Borrowing Money.  Each Fund and certain Underlying Funds are permitted to borrow to the extent permitted under the 1940 Act, which permits an investment company to borrow in an amount up to 33-1/3% of the value of its total assets.  Such borrowing may be for temporary or emergency purposes or for leveraging as described below. While such borrowings exceed 5% of the value of a Fund's total assets, the Fund will not make any additional investments.  In addition, each Fund and certain Underlying Funds may borrow for investment purposes on a secured basis through entering into reverse repurchase agreements, as described below under "Reverse Repurchase Agreements."

Leverage.  Certain Underlying Funds are permitted to buy securities using borrowed money, known as leveraging.  Leveraging exaggerates the effect on net asset value of any increase or decrease in the market value of the Underlying Fund's portfolio.  These borrowings will be subject to interest costs that may or may not be recovered by appreciation of the securities purchased; in certain cases, interest costs may exceed the return received on the securities purchased.  For borrowings for investment purposes, the 1940 Act requires the Underlying Fund to maintain continuous asset coverage (total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed.  If the required coverage should decline as a result of market fluctuations or other reasons, the Underlying Fund may be required to sell some of its portfolio holdings within three days to reduce the amount of its borrowings and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time.  The Underlying Fund also may be required to maintain minimum average balances in connection with such borrowing or pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

Reverse Repurchase Agreements.  Each Fund and certain Underlying Funds may borrow for investment purposes on a secured basis through entering into reverse repurchase agreements.  A Fund or an Underlying Fund may enter into reverse repurchase agreements with banks, broker/dealers or other financial institutions.  This form of borrowing involves the transfer by the relevant Fund or Underlying Fund of an underlying debt instrument in return for cash proceeds based on a percentage of the value of the security.  The relevant Fund or Underlying Fund retains the right to receive interest and principal payments on the security.  At an agreed upon future date, the Fund or the Underlying Fund repurchases the security at principal plus accrued interest.  As a result of these transactions, the relevant Fund or Underlying Fund is exposed to greater potential fluctuations in the value of its assets and its net asset value per share.  To the extent a Fund or an Underlying Fund enters into a reverse repurchase agreement, the Fund or the Underlying Fund will segregate permissible liquid assets at least equal to the aggregate amount of its reverse repurchase obligations, plus accrued interest, in certain cases, in accordance with releases promulgated by the Securities and Exchange Commission (the "SEC").  The SEC views reverse repurchase transactions as collateralized borrowings.

Lending Portfolio Securities.  Each Fund and certain Underlying Funds may lend securities from their respective portfolios to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions.  In connection with such loans, the relevant Fund or Underlying Fund remains the owner of the loaned securities and continues to be entitled to payments in amounts equal to the interest, dividends or other distributions payable on the loaned securities.  The relevant Fund or Underlying Fund also has the right to terminate a loan at any time.  The relevant Fund or Underlying Fund may call the loan to vote proxies if a material issue affecting the Fund's or the Underlying Fund's investment is to be voted upon.  Loans of portfolio securities may not exceed 33-1/3% of the value of the relevant Fund's or Underlying Fund's total assets (including the value of all assets received as collateral for the loan).  The relevant Fund or Underlying Fund will receive collateral consisting of cash, U.S. Government securities or irrevocable letters of credit which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities.  If the collateral consists of a letter of credit or securities, the borrower will pay the relevant Fund or Underlying Fund a loan premium fee.  If the collateral consists of cash, the relevant Fund or Underlying Fund will reinvest the cash and pay the borrower a pre-negotiated fee or "rebate" from any return earned on the investment.  Each Fund and certain Underlying Funds may participate in a securities lending program operated by The Bank of New York Mellon, as lending agent (the "Lending Agent").  The Lending Agent will receive a percentage of the total earnings of the relevant Fund or Underlying Fund derived from lending its portfolio securities.  Should the borrower of the securities fail financially, the relevant Fund or Underlying Fund may experience delays in recovering the loaned securities or exercising its rights in the collateral.  Loans are made only to borrowers that are deemed by the Manager to be of good financial standing.  In a loan transaction, the relevant Fund or Underlying Fund will also bear the risk of any decline in value of securities acquired with cash collateral.  The relevant Fund and Underlying Fund will minimize this risk by limiting the investment of cash collateral to money market funds advised by the Manager, repurchase agreements or other high quality instruments with short maturities.

Short-Selling.  Each Fund and certain Underlying Funds may engage in short-selling.  In these transactions, the relevant Fund or Underlying Fund sells a security it does not own in anticipation of a decline in the market value of the security.  Each Fund and certain Underlying Funds may make short-sales to hedge positions, for duration and risk management, to maintain portfolio flexibility or to enhance returns.  To complete a short-sale transaction, the relevant Fund or Underlying Fund must borrow the security to make delivery to the buyer.  The relevant Fund or Underlying Fund is obligated to replace the security borrowed by purchasing it subsequently at the market price at the time of replacement.  The price at such time may be more or less than the price at which the security was sold by the relevant Fund or Underlying Fund, which would result in a loss or gain, respectively.  Each Fund and certain Underlying Funds also may make short sales "against the box," in which the Fund or the Underlying Fund enters into a short sale of a security it owns or has the immediate and unconditional right to acquire at no additional cost at the time of the sale.

Until the relevant Fund or Underlying Fund closes its short position or replaces the borrowed security, it will: (a) segregate permissible liquid assets in an amount that, together with the amount provided as collateral, always equals the current value of the security sold short; or (b) otherwise cover its short position.

Derivatives.  Each Fund and certain Underlying Funds may invest in, or enter into, derivatives for a variety of reasons, including to hedge certain market or interest rate risks, to provide a substitute for purchasing or selling particular securities or to increase potential returns.  Generally, a derivative is a financial contract whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities and related indexes.  Derivatives may provide a cheaper, quicker or more specifically focused way for a Fund or an Underlying Fund to invest than "traditional" securities would.  Examples of derivative instruments the Funds and certain Underlying Funds may use, in addition to forward contracts, mortgage-related securities, CDOs and other asset-backed securities, include options contracts, futures contracts, options on futures contracts, participatory notes, structured notes, swap agreements and credit derivatives.  The Funds' or an Underlying Fund's portfolio managers, however, may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by a Fund or an Underlying Fund will succeed.

Derivatives can be volatile and involve various types and degrees of risk, depending upon the characteristics of the particular derivative and the portfolio as a whole.  Derivatives permit a Fund or an Underlying Fund to increase or decrease the level of risk, or change the character of the risk, to which its portfolio is exposed in much the same way as the Fund or the Underlying Fund can increase or decrease the level of risk, or change the character of the risk, of its portfolio by making investments in specific securities.  However, derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in derivatives could have a large potential impact on the relevant Fund's or Underlying Fund's performance.

If a Fund or an Underlying Fund invests in derivatives at inopportune times or judges market conditions incorrectly, such investments may lower the Fund's or the Underlying Fund's return or result in a loss.  A Fund or an Underlying Fund also could experience losses if its derivatives were poorly correlated with the underlying instruments or the Fund's or the Underlying Fund's other investments, or if the Fund or the Underlying Fund were unable to liquidate its position because of an illiquid secondary market.  The market for many derivatives is, or suddenly can become, illiquid.  Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

Derivatives may be purchased on established exchanges or through privately negotiated transactions referred to as over-the-counter derivatives.  Exchange-traded derivatives generally are guaranteed by the clearing agency that is the issuer or counterparty to such derivatives.  This guarantee usually is supported by a variation margin payment system operated by the clearing agency in order to reduce overall credit risk.  As a result, unless the clearing agency defaults, there is relatively little counterparty credit risk associated with derivatives purchased on an exchange.  By contrast, no clearing agency guarantees over-the-counter derivatives.  Therefore, each party to an over-the-counter derivative bears the risk that the counterparty will default.  Accordingly, the Manager or the Underlying Fund's sub-investment adviser, as the case may be, will consider the creditworthiness of counterparties to over-the-counter derivatives in the same manner as it would review the credit quality of a security to be purchased by a Fund or an Underlying Fund.  Over-the-counter derivatives are less liquid than exchange-traded derivatives since the other party to the transaction may be the only investor with sufficient understanding of the derivative to be interested in bidding for it.

Some derivatives the Funds or certain Underlying Funds may use may involve leverage (e.g., an instrument linked to the value of a securities index may return income calculated as a multiple of the price movement of the underlying index).  This economic leverage will increase the volatility of these instruments as they may increase or decrease in value more quickly than the underlying security, index, futures contract, currency or other economic variable.  Pursuant to regulations and/or published positions of the SEC, the relevant Fund or Underlying Fund may be required to segregate permissible liquid assets, or engage in other measures approved by the SEC or its staff, to "cover" the Fund's or the Underlying Fund's obligations relating to its transactions in derivatives.  For example, in the case of futures contracts or forward contracts that are not contractually required to cash settle, the relevant Fund or Underlying Fund must set aside liquid assets equal to such contracts' full notional value (generally, the total numerical value of the asset underlying a future or forward contract at the time of valuation) while the positions are open.  With respect to futures contracts or forward contracts that are contractually required to cash settle, however, the relevant Fund or Underlying Fund is permitted to set aside liquid assets in an amount equal to the Fund's or the Underlying Fund's daily marked-to-market net obligation (i.e., the Fund's or the Underlying Fund's daily net liability) under the contracts, if any, rather than such contracts' full notional value.  By setting aside assets equal to only its net obligations under cash-settled futures and forward contracts, the relevant Fund or Underlying Fund may employ leverage to a greater extent than if the Fund or the Underlying Fund were required to segregate assets equal to the full notional value of such contracts.

Neither the Company nor the Funds will be a commodity pool.  The Company has filed notice with the Commodity Futures Trading Commission and National Futures Association of its eligibility, as a registered investment company, for an exclusion from the definition of commodity pool operator and that neither the Company nor the Funds is subject to registration or regulation as a commodity pool operator under the Commodity Exchange Act.

Futures Transactions—In General.  A futures contract is an agreement between two parties to buy and sell a security or commodity for a set price on a future date.  These contracts are traded on exchanges, so that, in most cases, either party can close out its position on the exchange for cash, without delivering the security.  An option on a futures contract gives the holder of the option the right to buy from or sell to the writer of the option a position in a futures contract at a specified price on or before a specified expiration date.

Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out before delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month).  Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument with the same delivery date.  If an offsetting purchase price is less than the original sale price, the relevant Fund or Underlying Fund realizes a capital gain, or if it is more, the Fund or the Underlying Fund realizes a capital loss.  Conversely, if an offsetting sale price is more than the original purchase price, the relevant Fund or Underlying Fund realizes a capital gain, or if it is less, the Fund or the Underlying Fund realizes a capital loss.  Transaction costs also are included in these calculations.

Each Fund and certain Underlying Funds may enter into futures contracts in U.S. domestic markets or on exchanges located outside the United States.  Foreign markets may offer advantages such as trading opportunities or arbitrage possibilities not available in the United States.  Foreign markets, however, may have greater risk potential than domestic markets.  For example, some foreign exchanges are principal markets so that no common clearing facility exists and an investor may look only to the broker for performance of the contract.  In addition, any profits that the relevant Fund or Underlying Fund might realize in trading could be eliminated by adverse changes in the currency exchange rate, or the Fund or the Underlying Fund could incur losses as a result of those changes.  Transactions on foreign exchanges may include both commodities which are traded on domestic exchanges and those which are not.  Unlike trading on domestic commodity exchanges, trading on foreign commodity exchanges is not regulated by the Commodity Futures Trading Commission.

Engaging in these transactions involves risk of loss to the relevant Fund or Underlying Fund which could adversely affect the value of the Fund's or the Underlying Fund's net assets.  Although each Fund and the relevant Underlying Funds intend to purchase or sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time.  Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day.  Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day.  Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting the relevant Fund or Underlying Fund to substantial losses.

Successful use of futures and options with respect thereto by a Fund or an Underlying Fund also is subject to the ability of the Manager or the Underlying Fund's sub-investment adviser, as the case may be, to predict correctly movements in the direction of the relevant market and, to the extent the transaction is entered into for hedging purposes, to ascertain the appropriate correlation between the transaction being hedged and the price movements of the futures contract.  For example, if a Fund or an Underlying Fund uses futures to hedge against the possibility of a decline in the market value of securities held in its portfolio and the prices of such securities instead increase, the Fund or the Underlying Fund will lose part or all of the benefit of the increased value of securities which it has hedged because it will have offsetting losses in its futures positions.  Furthermore, if in such circumstances the relevant Fund or Underlying Fund has insufficient cash, it may have to sell securities to meet variation margin requirements.  The relevant Fund or Underlying Fund may have to sell such securities at a time when it may be disadvantageous to do so.

Specific Futures Transactions.  Each Fund and certain Underlying Funds may invest in futures contracts and options on futures contracts, including those with respect to securities indexes, interest rates and currencies.

Each Fund and certain Underlying Funds may purchase and sell index futures contracts and options thereon.  An index future obligates the relevant Fund or Underlying Fund to pay or receive an amount of cash equal to a fixed dollar amount specified in the futures contract multiplied by the difference between the settlement price of the contract on the contract's last trading day and the value of the index based on the prices of the securities that comprise the index at the opening of trading in such securities on the next business day.

Each Fund and certain Underlying Funds may purchase and sell interest rate futures contracts and options thereon.  An interest rate future obligates the relevant Fund or Underlying Fund to purchase or sell an amount of a specific debt security at a future date at a specific price.

Each Fund and certain Underlying Funds may purchase and sell currency futures and options thereon.  A foreign currency future obligates the relevant Fund or Underlying Fund to purchase or sell an amount of a specific currency at a future date at a specific price.

Each Fund and certain Underlying Funds may make investments in Eurodollar contracts.  Eurodollar contracts are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate ("LIBOR"), although foreign currency-denominated instruments are available from time to time.  Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings.  The relevant Fund or Underlying Fund might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed income instruments are linked.

Options—In General.  Each Fund and certain Underlying Funds may purchase call and put options and write (i.e., sell) covered call and put option contracts.  A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specific date.  Conversely, a put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security or securities at the exercise price at any time during the option period, or at a specific date.

A covered call option written by the relevant Fund or Underlying Fund is a call option with respect to which the Fund or the Underlying Fund owns the underlying security or otherwise covers the transaction such as by segregating permissible liquid assets.  A put option written by the relevant Fund or Underlying Fund is covered when, among other things, the Fund or the Underlying Fund segregates permissible liquid assets having a value equal to or greater than the exercise price of the option to fulfill the obligation undertaken or otherwise covers the transaction.  The principal reason for writing covered call and put options is to realize, through the receipt of premiums, a greater return than would be realized on the underlying securities alone.  The relevant Fund or Underlying Fund receives a premium from writing covered call or put options which it retains whether or not the option is exercised.

There is no assurance that sufficient trading interest to create a liquid secondary market on a securities exchange will exist for any particular option or at any particular time, and for some options no such secondary market may exist.  A liquid secondary market in an option may cease to exist for a variety of reasons.  In the past, for example, higher than anticipated trading activity or order flow, or other unforeseen events, at times have rendered certain of the clearing facilities inadequate and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options.  There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers' orders, will not recur.  In such event, it might not be possible to effect closing transactions in particular options.  If, as a covered call option writer, a Fund or an Underlying Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise or it otherwise covers its position.

Specific Options Transactions.  Each Fund and certain Underlying Funds may purchase and sell call and put options in respect of specific securities (or groups or "baskets" of specific securities), including, as applicable, equity securities (including convertible securities), U.S. Government securities, foreign sovereign debt, corporate debt securities, and Eurodollar instruments that are traded on U.S. or foreign securities exchanges or in the over-the-counter market, or securities indices, currencies or futures.

An option on an index is similar to an option in respect of specific securities, except that settlement does not occur by delivery of the securities comprising the index.  Instead, the option holder receives an amount of cash if the closing level of the index upon which the option is based is greater than in the case of a call, or less than in the case of a put, the exercise price of the option.  Thus, the effectiveness of purchasing or writing index options will depend upon price movements in the level of the index rather than the price of a particular security.

Each Fund and certain Underlying Funds may purchase and sell call and put options on foreign currency.  These options convey the right to buy or sell the underlying currency at a price which is expected to be lower or higher than the spot price of the currency at the time the option is exercised or expires.

Each Fund and certain Underlying Funds may purchase cash-settled options on swaps, described below, denominated in U.S. dollars or foreign currency, in pursuit of its investment objective.  A cash-settled option on a swap gives the purchaser the right, but not the obligation, in return for the premium paid, to receive an amount of cash equal to the value of the underlying swap as of the exercise date.

Successful use by a Fund or an Underlying Fund of options and options on futures will be subject to the ability of the Manager or the Underlying Fund's sub-investment adviser, as the case may be, to predict correctly movements in the prices of individual securities, the relevant securities market generally, foreign currencies or interest rates, as applicable.  To the extent these predictions are incorrect, the relevant Fund or Underlying Fund may incur losses.

Swap Transactions.  Each Fund and certain Underlying Funds may engage in swap transactions, including currency swaps, index swaps and interest rate swaps.  A Fund or an Underlying Fund may enter into swaps for both hedging purposes and to seek to increase total return.  Each Fund and certain Underlying Funds also may enter into options on swap agreements, sometimes called "swaptions." Swap agreements will tend to shift the Fund’s investment exposure from one type of investment to another. For example, if the Fund agreed to exchange payments in U.S. dollars for payment in a foreign currency, the swap agreement would tend to decrease the Fund’s exposure to U.S. interest rates and increase its exposure to foreign currency and interest rate. Depending on how they are used, swap agreements may increase or decrease the overall volatility of the Fund’s investments and its share price and yield.

Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year.  In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments.  The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of swaps or securities representing a particular index.  The "notional amount" of the swap agreement is only used as a basis upon which to calculate the obligations that the parties to a swap agreement have agreed to exchange.  Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Most swap agreements entered into by a Fund or an Underlying Fund are cash settled and calculate the obligations of the parties to the agreement on a "net basis."  Thus, the relevant Fund's or Underlying Fund's current obligations (or rights) under a swap agreement generally will be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount").  The relevant Fund's or Underlying Fund's current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund or the Underlying Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of permissible liquid assets of the Fund or the Underlying Fund.

A swap option is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms.  A cash-settled option on a swap gives the purchaser the right in return for the premium paid, to receive an amount of cash equal to the value of the underlying swap as of the exercise date.  These options typically are purchased in privately negotiated transactions from financial institutions, including securities brokerage firms.  Depending on the terms of the particular option agreement, the relevant Fund or Underlying Fund generally will incur a greater degree of risk when it writes a swap option than it will incur when it purchases a swap option.  When a Fund or an Underlying Fund purchases a swap option, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised.  However, when a Fund or an Underlying Fund writes a swap option, upon exercise of the option the Fund or the Underlying Fund will become obligated according to the terms of the underlying agreement.

Interest rate swaps are over-the-counter contracts in which each party agrees to make a periodic interest payment based on an index or the value of an asset in return for a periodic payment from the other party based on a different index or asset.  The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor.  The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index rises above a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap.  Interest rate collars involve selling a cap and purchasing a floor or vice versa to protect the relevant Fund or Underlying Fund against interest rate movements exceeding given minimum or maximum levels.

The use of swap agreements is a highly specialized activity which involves strategies and risks different from those associated with ordinary portfolio security transactions.  If the Manager or the Underlying Fund's sub-investment adviser, as the case may be, is incorrect in its forecasts of applicable market factors, or a counterparty defaults, the investment performance of the relevant Fund or Underlying Fund would diminish compared with what it would have been if these techniques were not used.  In addition, it is possible that developments in the swap market, including potential government regulation, could adversely affect a Fund's or an Underlying Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

A Fund or an Underlying Fund will enter into swap agreements only when the Manager or the Underlying Fund's sub-investment adviser, as the case may be, believes it would be in the best interests of the Fund or the Underlying Fund to do so.  In addition, a Fund or an Underlying Fund will enter into swap agreements only with counterparties that meet certain standards of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Fund's or the Underlying Fund's repurchase agreement guidelines).

Credit Derivatives.  Each Fund and certain Underlying Funds may engage in credit derivative transactions, such as those involving default price risk derivatives and market spread derivatives.  Default price risk derivatives are linked to the price of reference securities or loans after a default by the issuer or borrower, respectively.  Market spread derivatives are based on the risk that changes in market factors, such as credit spreads, can cause a decline in the value of a security, loan or index.  There are three basic transactional forms for credit derivatives:  swaps, options and structured instruments.  The use of credit derivatives is a highly specialized activity which involves strategies and risks different from those associated with ordinary portfolio security transactions.  If the portfolio managers are incorrect in their forecasts of default risks, market spreads or other applicable factors, the investment performance of the relevant Fund or Underlying Fund would diminish compared with what it would have been if these techniques were not used.  Moreover, even if the portfolio managers are correct in their forecasts, there is a risk that a credit derivative position may correlate imperfectly with the price of the asset or liability being hedged.  The risk of loss in a credit derivative transaction varies with the form of the transaction.  For example, if a Fund or an Underlying Fund purchases a default option on a security, and if no default occurs with respect to the security, the Fund's or the Underlying Fund's loss is limited to the premium it paid for the default option.  In contrast, if there is a default by the grantor of a default option, the relevant Fund's or Underlying Fund's loss will include both the premium it paid for the option and the decline in value of the underlying security that the default option hedged.

Structured Notes and Other Hybrid Instruments.  Structured notes are derivative securities, the interest rate or principal of which is determined by an unrelated indicator, and include indexed securities.  Indexed securities may include a multiplier that multiplies the indexed element by a specified factor and, therefore, the value of such securities may be very volatile.  They are sometimes referred to as "structured notes" because the terms of the debt instrument may be structured by the issuer of the note and the purchaser of the note.  These notes may be issued by banks, brokerage firms, insurance companies and other financial institutions.

A hybrid instrument can combine the characteristics of securities, futures, and options.  For example, the principal amount or interest rate of a hybrid instrument could be tied (positively or negatively) to the price of some currency or securities index or another interest rate (each a "benchmark").  The interest rate or the principal amount payable at maturity of a hybrid security may be increased or decreased, depending on changes in the value of the benchmark.

Hybrids can be used as an efficient means of pursuing a variety of investment strategies, including currency hedging, duration management, and increased total return.  Hybrids may not bear interest or pay dividends.  The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark.  These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid.  Under certain conditions, the redemption value of a hybrid could be zero.  Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest.  The purchase of hybrids also exposes the relevant Fund or Underlying Fund to the credit risk of the issuer of the hybrids.  These risks may cause significant fluctuations in the net asset value of the relevant Fund or Underlying Fund.

Participatory Notes.  Each Fund and certain Underlying Funds may invest in participatory notes issued by banks or broker-dealers that are designed to replicate the performance of certain issuers and markets.  Participatory notes are a type of equity-linked derivative which generally are traded over-the-counter.  The performance results of participatory notes will not replicate exactly the performance of the issuers or markets that the notes seek to replicate due to transaction costs and other expenses.  Investments in participatory notes involve the same risks associated with a direct investment in the shares of the companies the notes seek to replicate.  In addition, participatory notes are subject to counterparty risk, which is the risk that the broker-dealer or bank that issues the notes will not fulfill its contractual obligation to complete the transaction with the relevant Fund or Underlying Fund.  Participatory notes constitute general unsecured contractual obligations of the banks or broker-dealers that issue them, and the relevant Fund or Underlying Fund is relying on the creditworthiness of such banks or broker-dealers and has no rights under a participatory note against the issuers of the stocks underlying such participatory notes.  Participatory notes involve transaction costs.  Participatory notes may be considered illiquid and, therefore, participatory notes considered illiquid will be subject to the relevant Fund's or Underlying Fund's percentage limitation for investments in illiquid securities.

Combined Transactions.  Each Fund and certain Underlying Funds may enter into multiple transactions (as applicable), including multiple options transactions, multiple futures transactions, multiple currency transactions (including forward currency contracts), multiple swap transactions and multiple interest rate transactions, structured notes and any combination of futures, options, swaps, currency and interest rate transactions ("component transactions"), instead of a single strategic transaction, as part of a single or combined strategy when, in the opinion of the Manager or the Underlying Fund's sub-investment adviser, as the case may be, it is in the best interests of the relevant Fund or Underlying Fund to do so.  A combined transaction will usually contain elements of risk that are present in each of its component transactions.  Although combined transactions are normally entered into based on the judgment of the Manager or the Underlying Fund's sub-investment adviser, as the case may be, that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

Future Developments.  Each Fund and certain Underlying Funds may take advantage of opportunities in options and futures contracts and options on futures contracts and any other derivatives which are not presently contemplated for use by the Fund or the Underlying Fund or which are not currently available but which may be developed, to the extent such opportunities are both consistent with the its investment objective and legally permissible for the Fund or the Underlying Fund.  Before a Fund or an Underlying Fund enters into such transactions or makes any such investment, the Fund or the Underlying Fund will provide appropriate disclosure in its Prospectus or this SAI.

Forward Commitments.  Each Fund and certain Underlying Funds may purchase or sell securities on a forward commitment (including "TBA" (to be announced)), when-issued or delayed-delivery basis, which means that delivery and payment take place in the future after the date of the commitment to purchase or sell the securities at a predetermined price and/or yield.  Typically, no interest accrues to the purchaser until the security is delivered.  When purchasing a security on a forward commitment basis, the relevant Fund or Underlying Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value.  Because the relevant Fund or Underlying Fund is not required to pay for these securities until the delivery date, these risks are in addition to the risks associated with the Fund's or the Underlying Fund's other investments.  If the relevant Fund or Underlying Fund is fully or almost fully invested when forward commitment purchases are outstanding, such purchases may result in a form of leverage.  A Fund or an Underlying Fund would engage in forward commitments to increase its portfolio's financial exposure to the types of securities in which it invests.  Leveraging the portfolio in this manner will increase the relevant Fund's or Underlying Fund's exposure to changes in interest rates and will increase the volatility of its returns.  The relevant Fund or Underlying Fund will segregate permissible liquid assets at least equal at all times to the amount of the Fund's or the Underlying Fund's purchase commitments.

Securities purchased on a forward commitment, when-issued or delayed-delivery basis are subject to changes in value (generally changing in the same way, i.e., appreciating when interest rates decline and depreciating when interest rates rise) based upon the public's perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates.  Securities purchased on a forward commitment, when-issued or delayed-delivery basis may expose the relevant Fund or Underlying Fund to risks because they may experience such fluctuations prior to their actual delivery.  Purchasing securities on a when-issued or delayed-delivery basis can involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself.  Purchasing securities on a forward commitment, when-issued or delayed-delivery basis when the relevant Fund or Underlying Fund is fully or almost fully invested may result in greater potential fluctuation in the value of the Fund's or the Underlying Fund's net assets and its net asset value per share.

Forward Roll Transactions.  To enhance current income, each Fund and certain Underlying Funds may enter into forward roll transactions with respect to mortgage-related securities.  In a forward roll transaction, a Fund or an Underlying Fund sells a mortgage-related security to a financial institution, such as a bank or broker-dealer, and simultaneously agrees to purchase a similar security from the institution at a later date at an agreed upon price.  The securities that are purchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories than those sold.  During the period between the sale and purchase, the relevant Fund or Underlying Fund will not be entitled to receive interest and principal payments on the securities sold.  Proceeds of the sale typically will be invested in short-term instruments, particularly repurchase agreements, and the income from these investments, together with any additional fee income received on the sale will be expected to generate income for the relevant Fund or Underlying Fund exceeding the yield on the securities sold.  Forward roll transactions involve the risk that the market value of the securities sold by the relevant Fund or Underlying Fund may decline below the purchase price of those securities.  The relevant Fund or Underlying Fund will segregate permissible liquid assets at least equal to the amount of the repurchase price (including accrued interest).

Certain Investment Considerations and Risks

Equity Securities.  Equity securities, including common stocks, and certain preferred stocks, convertible securities and warrants, fluctuate in value, often based on factors unrelated to the value of the issuer of the securities, and such fluctuations can be pronounced.  Changes in the value of a Fund's or an Underlying Fund's investments will result in changes in the value of its shares and thus the Fund's or the Underlying Fund's total return to investors.

Each Fund and certain Underlying Funds may purchase equity securities of small capitalization companies.  The stock prices of these companies may be subject to more abrupt or erratic market movements than the stocks of larger, more established companies, because these securities typically are traded in lower volume and the issuers typically are more subject to changes in earnings and prospects.  The Funds and the Underlying Funds, together with other investment companies advised by the Manager and its affiliates, may own significant positions in portfolio companies which, depending on market conditions, may affect adversely the relevant Fund's or Underlying Fund's ability to dispose of some or all of its positions should it desire to do so.

Each Fund and certain Underlying Funds may purchase securities of companies that have no earnings or have experienced losses.  A Fund or an Underlying Fund generally will make these investments based on a belief that actual anticipated products or services will produce future earnings.  If the anticipated event is delayed or does not occur, or if investor perception about the company changes, the company's stock price may decline sharply and its securities may become less liquid.

Each Fund and certain Underlying Funds may purchase securities of companies offered in IPOs or shortly thereafter.  An IPO is a corporation's first offering of stock to the public.  Shares are given a market value reflecting expectations for the corporation's future growth.  Special rules of the Financial Industry Regulatory Authority ("FINRA") apply to the distribution of IPOs.  Corporations offering IPOs generally have limited operating histories and may involve greater investment risk.  The prices of these companies' securities can be very volatile, rising and falling rapidly, sometimes based solely on investor perceptions rather than economic reasons.

Each Fund and certain Underlying Funds may invest in securities issued by companies in the technology sector.  Most technology companies involve greater risks because their revenues and earnings tend to be less predictable (and some companies may be experiencing significant losses) and their share prices tend to be more volatile.  Certain technology companies may have limited product lines, markets or financial resources, or may depend on a limited management group.  In addition, these companies are strongly affected by worldwide technological developments, and their products and services may not be economically successful or may quickly become outdated.  Investor perception may play a greater role in determining the day-to-day value of technology stocks than it does in other sectors.  Investments made in anticipation of future products and services may decline dramatically in value if the anticipated products or services are delayed or cancelled.

Each Fund and certain Underlying Funds may invest in, and Dreyfus Global Real Estate Securities Fund concentrates its investments in, the securities of real estate companies and, thus, may be susceptible to adverse economic or regulatory occurrences affecting that sector.  A Fund or an Underlying Fund will not invest in real estate directly, but to the extent a Fund or an Underlying Fund invests in real estate companies, the relevant Fund and Underlying Fund are subject to the risks associated with the direct ownership of real estate.  These risks include:

•         declines in the value of real estate;

•         risks related to general and local economic conditions;

•         possible lack of availability of mortgage funds;

•         overbuilding;

•         extended vacancies of properties;

•         increased competition;

•         increases in property taxes and operating expenses;

•         changes in zoning laws;

•         losses due to costs resulting from the clean-up of environmental problems;

•         liability to third parties for damages resulting from environmental problems;

•         casualty or condemnation losses;

•         limitations on rents;

•         changes in neighborhood values and the appeal of properties to tenants;

•         changes in interest rates;

•         financial condition of tenants, buyers and sellers of real estate; and

•         quality of maintenance, insurance and management services.

An economic downturn could have a material adverse effect on the real estate markets and on real estate companies in which the relevant Fund or Underlying Fund invests.

Real property investments are subject to varying degrees of risk.  The yields available from investments in real estate depend on the amount of income and capital appreciation generated by the related properties.  Income and real estate values may also be adversely affected by such factors as applicable laws (e.g., the Americans with Disabilities Act and tax laws), interest rate levels and the availability of financing.  If the properties do not generate sufficient income to meet operating expenses, including, where applicable, debt service, ground lease payments, tenant improvements, third-party leasing commissions and other capital expenditures, the income and ability of the real estate company to make payments of any interest and principal on its debt securities will be adversely affected.  In addition, real property may be subject to the quality of credit extended and defaults by borrowers and tenants.  The performance of the economy in each of the regions and countries in which the real estate owned by a portfolio company is located affects occupancy, market rental rates and expenses and, consequently, has an impact on the income from such properties and their underlying values.

The financial results of major local employers also may have an impact on the cash flow and value of certain properties.  In addition, certain real estate investments are relatively illiquid and, therefore, the ability of real estate companies to vary their portfolios promptly in response to changes in economic or other conditions is limited.  A real estate company may also have joint venture investments in certain of its properties and, consequently, its ability to control decisions relating to such properties may be limited.

Fixed Income Securities.  Each Fund and certain Underlying Funds may invest in fixed income securities, including those rated at the time of purchase below investment grade by Moody's, S&P or Fitch Ratings ("Fitch" and together with Moody's and S&P, the "Rating Agencies") or, if unrated, deemed to be of comparable quality by the Manager or the Underlying Fund's sub-investment adviser, as the case may be.  Even though interest-bearing securities are investments which promise a stable stream of income, the prices of such securities are inversely affected by changes in interest rates and, therefore, are subject to the risk of market price fluctuations.  The values of fixed income securities also may be affected by changes in the credit rating or financial condition of the issuer.  Fixed income securities rated below investment grade by the Rating Agencies may be subject to such risks with respect to the issuing entity and to greater market fluctuations than certain lower yielding, higher rated fixed income securities.  Certain securities that may be purchased by a Fund or an Underlying Fund, such as those with interest rates that fluctuate directly or indirectly based on multiples of a stated index, are designed to be highly sensitive to changes in interest rates and can subject the holders thereof to extreme reductions of yield and possibly loss of principal.  The values of fixed income securities also may be affected by changes in the credit rating or financial condition of the issuer.  Once the rating of a portfolio security has been changed, the relevant Fund or Underlying Fund will consider all circumstances deemed relevant in determining whether to continue to hold the security.  See "Appendix" for a general description of the Rating Agencies' ratings.

High Yield-Lower Rated Securities.  Each Fund and certain Underlying Funds may invest in fixed income securities rated below Baa by Moody's and below BBB by S&P and Fitch and as low as the lowest rating assigned by the Rating Agencies.  Such securities (commonly known as "high yield" or "junk" bonds), though higher yielding, are characterized by risk.  Although ratings may be useful in evaluating the safety of interest and principal payments, they do not evaluate the market value risk of these securities.  The relevant Fund and Underlying Fund will rely on the judgment, analysis and experience of the Manager or the Underlying Fund's sub-investment adviser, as the case may be, in evaluating the creditworthiness of an issuer.  The relevant Fund's or Underlying Fund's ability to achieve its investment objective may be more dependent on the credit analysis undertaken by the Manager or the Underlying Fund's sub-investment adviser, as the case may be, than might be the case for a fund that invests in higher rated securities.

Investors should be aware that the market values of many of these securities tend to be more sensitive to economic conditions than are higher rated securities.  These securities generally are considered by the Rating Agencies to be predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation and generally will involve more credit risk than securities in the higher rating categories.

Companies that issue certain of these securities often are highly leveraged and may not have available to them more traditional methods of financing.  Therefore, the risk associated with acquiring the securities of such issuers generally is greater than is the case with the higher rated securities.  For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of these securities may not have sufficient revenues to meet their interest payment obligations.  The issuer's ability to service its debt obligations also may be affected adversely by specific corporate developments, forecasts, or the unavailability of additional financing.  The risk of loss because of default by the issuer is significantly greater for the holders of these securities because such securities generally are unsecured and often are subordinated to other creditors of the issuer.  Bond prices are inversely related to interest rate changes; however, bond price volatility also is inversely related to coupon.  Accordingly, below investment grade securities may be relatively less sensitive to interest rate changes than higher quality securities of comparable maturity, because of their higher coupon.  This higher coupon is what the investor receives in return for bearing greater credit risk.

Because there is no established retail secondary market for many of these securities, it is anticipated that such securities could be sold only to a limited number of dealers or institutional investors.  To the extent a secondary trading market for these securities does exist, it generally is not as liquid as the secondary market for higher rated securities.  The lack of a liquid secondary market may have an adverse impact on market price and yield and the relevant Fund's or Underlying Fund's ability to dispose of particular issues when necessary to meet its liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer.  The lack of a liquid secondary market for certain securities also may make it more difficult for the relevant Fund or Underlying Fund to obtain accurate market quotations for purposes of valuing the Fund's or Underlying Fund's portfolio and calculating its net asset value.  Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of these securities.  In such cases, judgment may play a greater role in valuation because less reliable, objective data may be available.

These securities may be particularly susceptible to economic downturns.  It is likely that an economic recession could disrupt severely the market for such securities and may have an adverse impact on the value of such securities.  In addition, it is likely that any such economic downturn could adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon and increase the incidence of default for such securities.

Each Fund and certain Underlying Funds may acquire these securities during an initial offering.  Such securities may involve special risks because they are new issues.  There are no arrangement with any person concerning the acquisition of such securities, and the Manager or the Underlying Fund's sub-investment adviser, as the case may be, will review carefully the credit and other characteristics pertinent to such new issues.

The credit risk factors pertaining to lower rated securities also apply to lower rated zero coupon, pay-in-kind and step-up securities.  In addition to the risks associated with the credit rating of the issuers, the market prices of these securities may be very volatile during the period no interest is paid.

Mortgage-Related Securities.  Mortgage-related securities are complex derivative instruments, subject to both credit and prepayment risk, and may be more volatile and less liquid, and more difficult to price accurately, than more traditional debt securities.  Although certain mortgage-related securities are guaranteed by a third party (such as a U.S. Government agency or instrumentality with respect to government-related mortgage-backed securities) or otherwise similarly secured, the market value of the security, which may fluctuate, is not secured.

Mortgage-related securities generally are subject to credit risks associated with the performance of the underlying mortgage properties and to prepayment risk.  In certain instances, the credit risk associated with mortgage-related securities can be reduced by third party guarantees or other forms of credit support.  Improved credit risk does not reduce prepayment risk which is unrelated to the rating assigned to the mortgage-related security.  Prepayment risk can lead to fluctuations in value of the mortgage-related security which may be pronounced.  If a mortgage-related security is purchased at a premium, all or part of the premium may be lost if there is a decline in the market value of the security, whether resulting from changes in interest rates or prepayments on the underlying mortgage collateral.  Certain mortgage-related securities that may be purchased by a Fund or an Underlying Fund, such as inverse floating rate collateralized mortgage obligations, have coupons that move inversely to a multiple of a specific index which may result in a form of leverage.  As with other interest-bearing securities, the prices of certain mortgage-related securities are inversely affected by changes in interest rates.  However, although the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages underlying the security are more likely to be prepaid.  For this and other reasons, a mortgage-related security's stated maturity may be shortened by unscheduled prepayments on the underlying mortgages, and, therefore, it is not possible to predict accurately the security's return to a Fund or an Underlying Fund.  Moreover, with respect to certain stripped mortgage-backed securities, if the underlying mortgage securities experience greater than anticipated prepayments of principal, the relevant Fund or Underlying Fund may fail to fully recoup its initial investment even if the securities are rated in the highest rating category by a nationally recognized statistical rating organization.  During periods of rapidly rising interest rates, prepayments of mortgage-related securities may occur at slower than expected rates.  Slower prepayments effectively may lengthen a mortgage-related security's expected maturity which generally would cause the value of such security to fluctuate more widely in response to changes in interest rates.  Were the prepayments on the relevant Fund's or Underlying Fund's mortgage-related securities to decrease broadly, the Fund's or Underlying Fund's effective duration, and thus sensitivity to interest rate fluctuations, would increase.  Commercial real property loans, however, often contain provisions that reduce the likelihood that such securities will be prepaid.  The provisions generally impose significant prepayment penalties on loans and in some cases there may be prohibitions on principal prepayments for several years following origination.

Foreign Securities.  Investing in the securities of foreign issuers, as well as instruments that provide investment exposure to foreign securities and markets, involves risks that are not typically associated with investing in U.S. dollar-denominated securities of domestic issuers.  Investments in foreign issuers may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations (e.g., currency blockage).  A decline in the exchange rate of the currency (i.e., weakening of the currency against the U.S. dollar) in which a portfolio security is quoted or denominated relative to the U.S. dollar would reduce the value of the portfolio security.  A change in the value of such foreign currency against the U.S. dollar also will result in a change in the amount of income the Fund or the Underlying Fund has available for distribution.  Because a portion of a Fund's or an Underlying Fund's investment income may be received in foreign currencies, the Fund or the Underlying Fund will be required to compute its income in U.S. dollars for distribution to shareholders, and therefore the Fund or the Underlying Fund will absorb the cost of currency fluctuations.  After the relevant Fund or Underlying Fund has distributed income, subsequent foreign currency losses may result in the Fund or the Underlying Fund having distributed more income in a particular fiscal period than was available from investment income, which could result in a return of capital to shareholders.  In addition, if the exchange rate for the currency in which the relevant Fund or Underlying Fund receives interest payments declines against the U.S. dollar before such income is distributed as dividends to shareholders, the Fund or the Underlying Fund may have to sell portfolio securities to obtain sufficient cash to enable the Fund or the Underlying Fund to pay such dividends.  Commissions on transactions in foreign securities may be higher than those for similar transactions on domestic stock markets and foreign custodial costs are higher than domestic custodial costs.  In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, such procedures have on occasion been unable to keep pace with the volume of securities transactions, thus making it difficult to conduct such transactions.

Foreign securities markets generally are not as developed or efficient as those in the United States.  Securities of some foreign issuers are less liquid and more volatile than securities of comparable U.S. issuers.  Similarly, volume and liquidity in most foreign securities markets are less than in the United States and, at times, volatility of price can be greater than in the United States.

Because evidences of ownership of foreign securities usually are held outside the United States, by investing in such securities the relevant Fund and Underlying Funds will be subject to additional risks, which include possible adverse political and economic developments, seizure or nationalization of foreign deposits and adoption of governmental restrictions, that might adversely affect or restrict the payment of principal and interest on the foreign securities to investors located outside the country of the issuer, whether from currency blockage or otherwise.  Foreign securities held by a Fund or an Underlying Fund may trade on days when the Fund or the Underlying Fund do not calculate their net asset values and thus may affect the Fund's or the Underlying Fund's net asset values on days when shareholders have no access to the Fund or the Underlying Fund.

The risks associated with investing in foreign securities are often heightened for investments in emerging market countries.  These heightened risks include (i) greater risks of expropriation, confiscatory taxation, nationalization, and less social, political and economic stability; (ii) the small size of the markets for securities of emerging market issuers and the currently low or nonexistent volume of trading, resulting in lack of liquidity and in price volatility; (iii) certain national policies which may restrict a Fund's or an Underlying Fund's investment opportunities including restrictions on investing in issuers or industries deemed sensitive to relevant national interests; and (iv) the absence of developed legal structures governing private or foreign investment and private property.  A Fund's or an Underlying Fund's purchase and sale of portfolio securities in certain emerging market countries may be constrained by limitations as to daily changes in the prices of listed securities, periodic trading or settlement volume and/or limitations on aggregate holdings of foreign investors.  In certain cases, such limitations may be computed based upon the aggregate trading by or holdings of the relevant Fund and Underlying Funds or the Manager and its affiliates and their clients and other service providers.  A Fund or an Underlying Fund may not be able to sell securities in circumstances where price, trading or settlement volume limitations have been reached.  These limitations may have a negative impact on the relevant Fund's or Underlying Fund's performance and may adversely affect the liquidity of the Fund's or the Underlying Fund's investment to the extent that it invests in certain emerging market countries.  In addition, some emerging market countries may have fixed or managed currencies which are not free-floating against the U.S. dollar.  Further, certain emerging market countries' currencies may not be internationally traded.  Certain of these currencies have experienced a steady devaluation relative to the U.S. dollar.  If a Fund or an Underlying Fund does not hedge the U.S. dollar value of securities it owns denominated in currencies that are devalued, the Fund's or the Underlying Fund's net asset value will be adversely affected.  Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years.  Inflation and rapid fluctuations in inflation rates have had and may continue to have adverse effects on the economies and securities markets of certain of these countries.

Securities of foreign issuers that are represented by ADRs or that are listed on a U.S. securities exchange or traded in the U.S. over-the-counter markets are not subject to many of the special considerations and risks discussed in the Funds' Prospectus and this SAI that apply to foreign securities traded and held abroad.  A U.S. dollar investment in ADRs or shares of foreign issuers traded on U.S. exchanges may be impacted differently by currency fluctuations than would an investment made in a foreign currency on a foreign exchange in shares of the same issuer.

Investment Restrictions

Each Fund has adopted investment restrictions numbered 1 through 9 as fundamental policies, which cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the Fund's outstanding voting shares.  Investment restrictions numbered 10 through 14 are not fundamental policies and may be changed, as to a Fund, by a vote of a majority of the Company's Board members at any time.  Except as described below or as otherwise permitted by the 1940 Act, or interpretations or modifications by, or exemptive or other relief from, the SEC or other authority with appropriate jurisdiction, and disclosed to investors, no Fund may:

1.                  Invest more than 25% of the value of its total assets in the securities of issuers in any single industry, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities or as otherwise permitted by the SEC.

2.                  Invest more than 5% of its assets in the obligations of any single issuer, except that up to 25% of the value of the Fund's total assets may be invested, and securities issued or guaranteed by the U.S. Government, or its agencies or instrumentalities and securities of other investment companies may be purchased, without regard to any such limitation.

3.                  Hold more than 10% of the outstanding voting securities of any single issuer.  This Investment Restriction applies only with respect to 75% of the Fund's total assets and does not apply to securities issued or guaranteed by the U.S. Government, or its agencies or instrumentalities and securities of other investment companies.

4.                  Invest in physical commodities or physical commodities contracts, except that the Fund may purchase and sell options, forward contracts, futures contracts, including those related to indices, and options on futures contracts or indices and enter into swap agreements and other derivative instruments.

5.                  Purchase, hold or deal in real estate, or oil, gas or other mineral leases or exploration or development programs, but the Fund may purchase and sell securities that are secured by real estate or issued by companies that invest or deal in real estate or real estate investment trusts and may acquire and hold real estate or interests therein through exercising rights or remedies with regard to such securities.

6.                  Borrow money, except to the extent permitted under the 1940 Act (which currently limits borrowing to no more than 33-1/3% of the value of the Fund's total assets).

7.                  Lend any securities or make loans to others, except to the extent permitted under the 1940 Act (which currently limits such loans to no more than 33-1/3% of the value of the Fund's total assets).  For purposes of this Investment Restriction, the purchase of debt obligations (including acquisitions of loans, loan participations or other forms of debt instruments) and the entry into repurchase agreements shall not constitute loans by the Fund.  Any loans of portfolio securities will be made according to guidelines established by the SEC and the Company's Board.

8.                  Act as an underwriter of securities of other issuers, except to the extent the Fund may be deemed an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities.

9.                  Issue any senior security (as such term is defined in Section 18(f) of the 1940 Act), except insofar as the Fund may be deemed to have issued a senior security by reason of borrowing money in accordance with the Fund's borrowing policies.  For purposes of this Investment Restriction, collateral, escrow, or margin or other deposits with respect to the making of short sales, the purchase or sale of futures contracts or options, purchase or sale of forward foreign currency contracts, and the writing of options on securities are not deemed to be an issuance of senior security.

10.              Purchase securities on margin, except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities, but the Fund may make margin deposits in connection with transactions in options, forward contracts, futures contracts, and options on futures contracts, and except that effecting short sales will be deemed not to constitute a margin purchase for purposes of this Investment Restriction.

11.              Invest in the securities of a company for the purpose of exercising management or control, but the Fund will vote the securities it owns in its portfolio as a shareholder in accordance with its views.

12.              Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities that are illiquid, if, in the aggregate, more than 15% of the value of the Fund's net assets would be so invested.

13.              Purchase securities of other investment companies, except to the extent permitted under the 1940 Act.

14.              Pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the purchase of securities on a when-issued, forward commitment or delayed-delivery basis and the deposit of assets in escrow in connection with writing covered put and call options and collateral and initial or variation margin arrangements with respect to permitted transactions.

If a percentage restriction is adhered to at the time of investment, a later change in percentage resulting from a change in values or assets will not constitute a violation of such restriction.  With respect to Investment Restriction No. 6, however, if borrowings exceed 33-1/3% of the value of a Fund's total assets as a result of changes in values or assets, the Fund must take steps to reduce such borrowings at least to the extent of such excess.

MANAGEMENT OF THE COMPANY AND FUNDS

Board of the Company

Board's Oversight Role in Management.  The Board's role in management of the Company is oversight.  As is the case with virtually all investment companies (as distinguished from operating companies), service providers to the Company, primarily the Manager and its affiliates and the Sub-Advisers, have responsibility for the day-to-day management of the Funds, which includes responsibility for risk management (including management of investment performance and investment risk, valuation risk, issuer and counterparty credit risk, compliance risk and operational risk).  As part of its oversight, the Board, acting at its scheduled meetings, or the Chairman, acting between Board meetings, regularly interacts with and receives reports from senior personnel of service providers, including the Manager's Chief Investment Officer (or a senior representative of his office), the Company's and the Manager's Chief Compliance Officer and portfolio management personnel.  The Board's audit committee (which consists of all Board members) meets during its scheduled meetings, and between meetings the audit committee chair maintains contact, with the Company's independent registered public accounting firm and the Company's Chief Financial Officer.  The Board also receives periodic presentations from senior personnel of the Manager or its affiliates regarding risk management generally, as well as periodic presentations regarding specific operational, compliance or investment areas, such as business continuity, anti-money laundering, personal trading, valuation, credit, investment research and securities lending.  The Board has adopted policies and procedures designed to address certain risks to the Funds.  In addition, the Manager and other service providers to the Company have adopted a variety of policies, procedures and controls designed to address particular risks to the Funds.  Different processes, procedures and controls are employed with respect to different types of risks.  However, it is not possible to eliminate all of the risks applicable to the Funds.  The Board also receives reports from counsel to the Manager and the Board's own independent legal counsel regarding regulatory compliance and governance matters.  The Board's oversight role does not make the Board a guarantor of the Funds' investments or activities.

Board Composition and Leadership Structure.  The 1940 Act requires that at least 40% of the Company's Board members not be "interested persons" (as defined in the 1940 Act) of the Company and as such are not affiliated with the Manager ("Independent Board members").  To rely on certain exemptive rules under the 1940 Act, a majority of the Company's Board members must be Independent Board members, and for certain important matters, such as the approval of investment advisory agreements or transactions with affiliates, the 1940 Act or the rules thereunder require the approval of a majority of the Independent Board members.  Currently, all of the Company's Board members, including the Chairman of the Board, are Independent Board members, although the Board could in the future determine to add Board members who are not Independent Board members.  The Board has determined that its leadership structure, in which the Chairman of the Board is not affiliated with the Manager, is appropriate in light of the services that the Manager and its affiliates provide to the Company and potential conflicts of interest that could arise from these relationships.

Information About Each Board Member's Experience, Qualifications, Attributes or Skills.  Board members of the Company, together with information as to their positions with the Company, principal occupations and other board memberships for the past five years, are shown below.

Name (Age) Position with Company (Since)	Principal Occupation During Past 5 Years	Other Public Company Board Memberships During Past 5 Years

Joseph S. DiMartino (67) Chairman of the Board (1995)	Corporate Director and Trustee

CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997 – present)

The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director (2000 – 2010)

Sunair Services Corporation, a provider of certain outdoor-related services to homes and business, Director (2005 – 2009)

David W. Burke (74) Board Member (1994)	Corporate Director and Trustee	N/A

William Hodding Carter III (75) Board Member (1988)	Professor of Leadership & Public Policy, University of North Carolina, Chapel Hill (2006 – present) President and Chief Executive Officer of the John S. and James L. Knight Foundation (1998 – 2006)	N/A

Gordon J. Davis (69) Board Member (2006)	Partner in the law firm of Dewey & LeBoeuf LLP	Consolidated Edison, Inc., a utility company, Director (1997 – present) Phoenix Companies, Inc., a life insurance company, Director (2000 – present)

Joni Evans (68) Board Member (2006)

Chief Executive Officer, www.wowOwow.com, an online community dedicated to women's conversations and publications

Principal, Joni Evans Ltd. (publishing)

Senior Vice President of the William Morris Agency (1994 – 2006)

N/A

Ehud Houminer (70) Board Member (1994)	Executive-in-Residence at the Columbia Business School, Columbia University	Avnet Inc., an electronics distributor, Director (1993 – present)

Richard C. Leone (70) Board Member (1984)	President of The Century Foundation (formerly, The Twentieth Century Fund, Inc.), a tax exempt research foundation engaged in the study of economic, foreign policy and domestic issues	N/A

Hans C. Mautner (73) Board Member (1984)

President – International Division and an Advisory Director of Simon Property Group, a real estate investment company

Chairman and Chief Executive Officer of Simon Global Limited, a real estate company (1999 – present)

N/A

Robin A. Melvin (47) Board Member (1995)	Director, Boisi Family Foundation, a private family foundation that supports youth-serving organizations that promote the self sufficiency of youth from disadvantaged circumstances (1995 – present)	N/A

Burton N. Wallack (60) Board Member (2006)	President and Co-owner of Wallack Management Company, a real estate management company	N/A

John E. Zuccotti (73) Board Member (1984)	Chairman of Brookfield Financial Properties, Inc. Senior Counsel of Weil, Gotshal & Manges, LLP Emeritus Chairman of the Real Estate Board of New York	Wellpoint, Inc., a health benefits company, Director (2005 – present)

Each Board member has been a Board member of Dreyfus mutual funds for over 10 years.  Additional information about each Board member follows (supplementing the information provided in the table above) that describes some of the specific experiences, qualifications, attributes or skills that each Board member possesses which the Board believes has prepared them to be effective Board members.  The Board believes that the significance of each Board member's experience, qualifications, attributes or skills is an individual matter (meaning that experience that is important for one Board member may not have the same value for another) and that these factors are best evaluated at the board level, with no single Board member, or particular factor, being indicative of board effectiveness.  However, the Board believes that Board members need to have the ability to critically review, evaluate, question and discuss information provided to them, and to interact effectively with Company management, service providers and counsel, in order to exercise effective business judgment in the performance of their duties; the Board believes that its members satisfy this standard.  Experience relevant to having this ability may be achieved through a Board member's educational background; business, professional training or practice (e.g., medicine, accounting or law), public service or academic positions; experience from service as a board member (including the Board of the Company) or as an executive of investment funds, public companies or significant private or not-for-profit entities or other organizations; and/or other life experiences.  The charter for the Board's nominating committee contains certain other factors considered by the committee in identifying and evaluating potential Board member nominees.  To assist them in evaluating matters under federal and state law, the Board members are counseled by their own independent legal counsel, who participates in Board meetings and interacts with the Manager, and also may benefit from information provided by the Manager's counsel; counsel to the Company and to the Board have significant experience advising funds and fund board members.  The Board and its committees have the ability to engage other experts as appropriate.  The Board evaluates its performance on an annual basis.

•         Joseph S. DiMartino – Mr. DiMartino has been the Chairman of the Board of the funds in the Dreyfus Family of Funds for over 15 years.  From 1971 through 1994, Mr. DiMartino served in various roles as an employee of Dreyfus (prior to its acquisition by a predecessor of The Bank of New York Mellon Corporation ("BNY Mellon") in August 1994 and related management changes), including portfolio manager, President, Chief Operating Officer and a Director.  He ceased being an employee or Director of Dreyfus by the end of 1994.  From July 1995 to November 1997, Mr. DiMartino served as Chairman of the Board of The Noel Group, a public buyout firm; in that capacity, he helped manage, acquire, take public and liquidate a number of operating companies.  Mr. DiMartino has been a Director of The Muscular Dystrophy Association since 1986.

•         David W. Burke – Mr. Burke was previously a member of the Labor-Management Committee for the U.S. Department of Commerce, Executive Secretary to the President's Advisory Committee on Labor-Management Policy, Secretary to the Governor of the State of New York and Chief of Staff for Senator Edward M. Kennedy.  In addition, Mr. Burke previously served as the President of CBS News and as the Chairman of the federal government's Broadcasting Board of Governors, which oversees the Voice of America, Radio Free Europe, Radio Free Asia and other U.S. government-sponsored international broadcasts.  Mr. Burke also was a Vice President and Chief Operating Officer of Dreyfus (prior to its acquisition by a predecessor of BNY Mellon in August 1994 and related management changes).

•         William Hodding Carter III – Mr. Carter served as spokesman of the Department of State and as Assistant Secretary of State for Public Affairs in the Carter administration.  Mr. Carter held the Knight Chair in Journalism at the University of Maryland College of Journalism from 1995 to 1998, and is now the University Professor of Leadership and Public Policy at the University of North Carolina at Chapel Hill.  Mr. Carter's work as a journalist includes serving as Chief Correspondent on "Frontline," public television's flagship public affairs series.

•         Gordon J. Davis – Mr. Davis is a partner in the law firm of Dewey & LeBoeuf LLP, where his practice involves complex real estate, land use development and related environmental matters.  Prior to joining the firm, Mr. Davis served as a Commissioner and member of the New York City Planning Commission, and as Commissioner of Parks and Recreation for the City of New York.  Mr. Davis was a co-founder of the Central Park Conservancy and the founding Chairman of Jazz at the Lincoln Center for the Performing Arts in New York City.  He has also served as President of Lincoln Center.  Mr. Davis also served on the board of Dreyfus (prior to its acquisition by a predecessor of BNY Mellon in August 1994 and related management changes).

•         Joni Evans – Ms. Evans has more than 35 years experience in the publishing industry, serving as Publisher of Random House, Inc., President and Publisher of Simon & Schuster, Inc. and, most recently, Senior Vice President of the William Morris Agency, Inc.'s literary department until 2006.  Ms. Evans is a member of the Young Presidents' Organization and the Women's Forum, and is a founding member of The Committee of 200 and Women's Media Group.

•         Ehud Houminer – Mr. Houminer currently serves on Columbia Business School's Board of Overseers.  Prior to his association with Columbia Business School beginning in 1991, Mr. Houminer held various senior financial, strategic and management positions at Philip Morris Companies Inc., including serving as Senior Corporate Vice President for Corporate Planning, and as President and Chief Executive Officer of Philip Morris USA, Inc. (now part of Altria Group, Inc.).  Mr. Houminer is Chairman of the Business School Board and a Trustee of Ben Gurion University.

•         Richard C. Leone – Mr. Leone currently serves as President of the Century Foundation (formerly named the Twentieth Century Fund), a non-profit public policy research foundation.  Prior to that, Mr. Leone served as Chairman of the Port Authority of New York and New Jersey and as State Treasurer of New Jersey.  Mr. Leone also has served as President of the New York Mercantile Exchange and was a Managing Director at Dillon Read and Co., an investment banking firm.  He is a member of the Council on Foreign Relations and the National Academy of Social Insurance.

•         Hans C. Mautner – Mr. Mautner is President of the International Division of Simon Property Group, Inc. and Chairman of Simon Global Limited.  Mr. Mautner previously served as Vice Chairman of the Board of Directors of Simon Property Group, Inc., Chairman of the Board of Directors and Chief Executive Officer of Corporate Property Investors and as a General Partner of Lazard Frères.  In addition, Mr. Mautner is currently Chairman of Simon Ivanhoe BV/SARL and Chairman of Gallerie Commerciali Italia S.p.A.

•         Robin A. Melvin – Ms. Melvin is currently a Director of the Boisi Family Foundation, a private family foundation that supports organizations serving the needs of youth from disadvantaged circumstances.  In that role she also manages the Boisi Family Office, providing the primary interface with all investment managers, legal advisors and other service providers to the family.  She has also served in various roles with MENTOR, a national non-profit youth mentoring advocacy organization, including Executive Director of the New York City affiliate, Vice President of the national affiliate network, Vice President of Development, and, immediately prior to her departure, Senior Vice President in charge of strategy.  Prior to that, Ms. Melvin served as an investment banker with Goldman Sachs Group, Inc.

•         Burton N. Wallack – Mr. Wallack is President and co-owner of Wallack Management Company, a real estate management company that provides financial reporting and management services.

•         John E. Zuccotti – Mr. Zuccotti is senior counsel to the law firm of Weil, Gotshal & Manges LLP, focusing his legal practice on real estate, land use and development.  Prior to that, Mr. Zuccotti served as First Deputy Mayor of the City of New York and as Chairman of the New York City Planning Commission.  In addition, Mr. Zuccotti has served as a member of the boards of Empire BlueCross BlueShield, Applied Graphics Technologies, Inc. and Olympia & York Companies (U.S.A.), and as Chairman of the board of directors of Brookfield Financial Properties, Inc. since 1996.

Additional Information About the Board and its Committees.  Board members are elected to serve for an indefinite term.  The Company has standing audit, nominating and compensation committees, each comprised of its Board members who are not "interested persons" of the Company, as defined in the 1940 Act.  The function of the audit committee is (i) to oversee the Company's accounting and financial reporting processes and the audits of the Fund's financial statements and (ii) to assist in the Board's oversight of the integrity of the Fund's financial statements, the Fund's compliance with legal and regulatory requirements and the independent registered public accounting firm's qualifications, independence and performance.  The Company's nominating committee is responsible for selecting and nominating persons as members of the Board for election or appointment by the Board and for election by shareholders.  In evaluating potential nominees, including any nominees recommended by shareholders, the committee takes into consideration various factors listed in the nominating committee charter, including character and integrity, business and professional experience, and whether the committee believes the person has the ability to apply sound and independent business judgment and would act in the interest of the Fund and its shareholders.  The nominating committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Company, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166, which includes information regarding the recommended nominee as specified in the nominating committee charter.  The function of the compensation committee is to establish the appropriate compensation for serving on the Board.  The Company also has a standing pricing committee comprised of any one Board member.  The function of the pricing committee is to assist in valuing the Fund's investments. The Company’s audit committee met four times and the Company’s compensation committees met ones during the fiscal year ended August 31, 2010. The Company’s pricing committee did not meet during the fiscal year ended August 31, 2010.

The table below indicates the dollar range of each Board member's ownership of shares of the Funds and of other funds in the Dreyfus Family of Funds for which he or she is a Board member, in each case as of December 31, 2009.

Name of Board Member	Dreyfus Conservative Allocation Fund	Dreyfus Moderate Allocation Fund	Dreyfus Growth Allocation Fund	Aggregate Holdings of Funds in the Dreyfus Family of Funds for which Responsible as a Board Member
Joseph S. DiMartino	None	None	None	Over $100,000
David W. Burke	None	None	None	None
William Hodding Carter III	None	None	None	$10,001-$50,000
Gordon J. Davis	None	None	None	Over $100,000
Joni Evans	None	None	None	None
Ehud Houminer	None	None	None	Over $100,000
Richard C. Leone	None	None	None	Over $100,000
Hans C. Mautner	None	None	None	Over $100,000
Robin A. Melvin	None	None	None	$50,001-$100,000
Burton N. Wallack	None	None	None	None
John E. Zuccotti	None	None	None	Over $100,000

As of December 31, 2009, none of the Board members or their immediate family members owned securities of the Manager, the Distributor or any person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the Manager or the Distributor.

Effective January 1, 2010, the Company pays its Board members its allocated portion of an annual retainer of $65,000 and a fee of $7,500 per meeting (with a minimum of $500 per meeting and per telephone meeting) attended for the Company and 15 other funds (comprising 30 portfolios) in the Dreyfus Family of Funds, and reimburses them for their expenses. Prior to January 1, 2010, the Company paid its Board members its allocated portion of an annual retainer of $50,000 and a fee of $6,500 per meeting (with a minimum $500 per telephone meeting) attended. The Chairman of the Board receives an additional 25% of such compensation.  Emeritus Board members are entitled to receive an annual retainer of one-half the amount paid as a retainer at the time the Board member became Emeritus and a per meeting attended fee of one-half the amount paid to Board members. The aggregate amount of compensation paid to each Board member by the Company for the fiscal year ended August 31, 2010, and the amount paid by all funds in the Dreyfus Family of Funds for which such person was a Board member (the number of portfolios of such funds is set forth in parenthesis next to each Board member's total compensation) during the year ended December 31, 2009, were as follows:

Name of Board Member	Aggregate Estimated Compensation From the Company*	Total Compensation From the Company and Fund Complex Paid To Board Member(**)
Joseph S. DiMartino	$120	$873,427 (192)
David W. Burke	$95	$395,190 (95)
William Hodding Carter III	$95	$ 85,000 (31)
Gordon J. Davis	$95	$139,192 (48)
Joni Evans	$95	$ 88,100 (31)
Arnold S. Hiatt***	$33	$ 31,750 (31)
Ehud Houminer	$95	$221,500 (67)
Richard C. Leone	$95	$ 88,600 (31)
Hans C. Mautner	$87	$ 82,600 (31)
Robin A. Melvin	$95	$ 88,600 (31)
Burton N. Wallack	$95	$ 89,100 (31)
John E. Zuccotti	$95	$ 88,100 (31)

*  Amount does not include the cost of office space, secretarial services and health benefits for the Chairman and expenses reimbursed to Board members for attending Board meetings, which are estimated to amount in the aggregate to $1,452.

** Represents the number of separate portfolios comprising the investment companies in the Fund Complex, including the Funds, for which the Board members serve.

***  Emeritus Board member since May 26, 2007.

Officers of the Company

BRADLEY J. SKAPYAK, President since January 2010.  Chief Operating Officer and a director of The Manager since June 2009.  From April 2003 to June 2009, Mr. Skapyak was the head of the Investment Accounting and Support Department of Manager.  He is an officer of 77 investment companies (comprised of 170 portfolios) managed by The Manager.  He is 52 years old and has been an employee of The Manager since February 1988.

PHILLIP N. MAISANO, Executive Vice President since July 2007.  Chief Investment Officer, Vice Chair and a director of The Manager, and an officer of 77 investment companies (comprised of 170 portfolios) managed by The Manager. Mr. Maisano also is an officer and/or board member of certain other investment management subsidiaries of BNY Mellon, each of which is an affiliate of The Manager.  He is 63 years old and has been an employee of The Manager since November 2006.  Prior to joining The Manager, Mr. Maisano served as Chairman and Chief Executive Officer of EACM Advisors, an affiliate of The Manager, since August 2004, and served as Chief Executive Officer of Evaluation Associates, a leading institutional investment consulting firm, from 1988 until 2004.

JAMES WINDELS, Treasurer since November 2001.  Director-Mutual Fund Accounting of The Manager, and an officer of 77 investment companies (comprised of 195 portfolios) managed by The Manager.  He is 52 years old and has been an employee of The Manager  since April 1985.

MICHAEL A. ROSENBERG, Vice President and Secretary since August 2005.  Assistant General Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 195 portfolios) managed by The Manager.  He is 50 years old and has been an employee of The Manager since October 1991.

KIESHA ASTWOOD, Vice President and Assistant Secretary since January 2010.  Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 195 portfolios) managed by The Manager.  She is 37 years old and has been an employee of The Manager since July 1995.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.  Senior Counsel of BNY Mellon and Secretary of The Manager, and an officer of 77 investment companies (comprised of 195 portfolios) managed by The Manager.  He is 44 years old and has been an employee of The Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005.  Senior Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 195 portfolios) managed by The Manager.  She is 55 years old and has been an employee of The Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.  Senior Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 195 portfolios) managed by The Manager.  He is 49 years old and has been an employee of The Manager since June 2000.

KATHLEEN DENICHOLAS, Vice President and Assistant Secretary since January 2010.  Senior Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 195 portfolios) managed by The Manager.  She is 36 years old and has been an employee of The Manager since February 2001.

JANETTE E. FARRAGHER, Vice President and Assistant Secretary since August 2005.  Assistant General Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 195 portfolios) managed by The Manager.  She is 47 years old and has been an employee of The Manager since February 1984.

JOHN B. HAMMALIAN, Vice President and Assistant Secretary since August 2005.  Managing Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 195 portfolios) managed by The Manager.  He is 47 years old and has been an employee of The Manager since February 1991.

M. CRISTINA MEISER, Vice President and Assistant Secretary since January 2010.  Senior Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 196 portfolios) managed by The Manager.  She is 40 years old and has been an employee of The Manager since August 2001.

ROBERT R. MULLERY, Vice President and Assistant Secretary since August 2005.  Managing Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 195 portfolios) managed by The Manager.  He is 58 years old and has been an employee of The Manager since May 1986.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.  Managing Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 195 portfolios) managed by The Manager.  He is 45 years old and has been an employee of The Manager since October 1990.

RICHARD S. CASSARO, Assistant Treasurer since January 2008.  Senior Accounting Manager – Money Market and Municipal Bond Funds of The Manager, and an officer of 77 investment companies (comprised of 195 portfolios) managed by The Manager.  He is 51 years old and has been an employee of The Manager since October 1982.

GAVIN C. REILLY, Assistant Treasurer since December 2005.  Tax Manager of the Investment Accounting and Support Department of The Manager, and an officer of 77 investment companies (comprised of 195 portfolios) managed by The Manager.  He is 42 years old and has been an employee of The Manager since April 1991.

ROBERT S. ROBOL, Assistant Treasurer since August 2005.  Senior Accounting Manager – Fixed Income Funds of The Manager, and an officer of 77 investment companies (comprised of 195 portfolios) managed by The Manager.  He is 46 years old and has been an employee of The Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since July 2007.  Senior Accounting Manager – Equity Funds of The Manager, and an officer of 77 investment companies (comprised of 195 portfolios) managed by The Manager.  He is 43 years old and has been an employee of The Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since August 2005.  Senior Accounting Manager – Equity Funds of The Manager, and an officer of 77 investment companies (comprised of 195 portfolios) managed by The Manager.  He is 43 years old and has been an employee of The Manager since November 1990.

NATALIA GRIBAS, Anti-Money Laundering Compliance Officer since July 2010.  Vice President and Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 73 investment companies (comprised of 191 portfolios) managed by The Manager.  She is 40 years old and has been an employee of the Distributor since September 2008.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004. Chief Compliance Officer of The Manager and The Dreyfus Family of Funds (77 investment companies, comprised of 195 portfolios). From November 2001 through March 2004, Mr. Connolly was first Vice-President, Mutual Fund Servicing for Mellon Global Securities Services. In that capacity, Mr. Connolly was responsible for managing Mellon's Custody, Fund Accounting and Fund Administration services to third-party mutual fund clients.  He is 53 years old and has served in various capacities with The Manager since 1980, including manager of the firm's Fund Accounting Department from 1997 through October 2001.

The address of each Board member and officer of the Company is 200 Park Avenue, New York, New York 10166.

 The Company's Board members and officers, as a group, owned less than 1% of each Fund's shares outstanding on December 10, 2010.  See "Information About the Company and Funds" for a list of shareholders known by the Company to own of record 5% or more of a Fund's outstanding voting securities on December 10, 2010.

MANAGEMENT ARRANGEMENTS

Investment Adviser.  The Manager is a wholly-owned subsidiary of BNY Mellon, a global financial services company focused on helping clients move and manage their financial assets, operating in 36 countries and serving more than 100 markets.  BNY Mellon is a leading provider of financial services for institutions, corporations and high-net-worth individuals, providing asset and wealth management, asset servicing, issuer services, and treasury services through a worldwide client-focused team.

Management Agreement. The Manager provides management services to the Funds pursuant to a Management Agreement (the "Management Agreement") between the Manager and the Company.  As to each Fund, the Management Agreement is subject to annual approval by (i) the Company's Board or (ii) vote of a majority (as defined in the 1940 Act) of the Fund's outstanding voting securities, provided that in either event the continuance also is approved by a majority of the Company's Board members who are not "interested persons" (as defined in the 1940 Act) of the Company or the Manager, by vote cast in person at a meeting called for the purpose of voting on such approval.  As to each Fund, the Management Agreement is terminable without penalty, on 60 days' notice, by the Company's Board or by vote of the holders of a majority of the Fund's outstanding voting securities, or, on not less than 90 days' notice, by the Manager.  The Management Agreement will terminate automatically, as to the relevant Fund, in the event of its assignment (as defined in the 1940 Act).

The following persons are officers and/or directors of the Manager:  Jonathan Baum, Chair of the Board and Chief Executive Officer; J. Charles Cardona, President and a director; Diane P. Durnin, Vice Chair and a director; Phillip N. Maisano, Chief Investment Officer, Vice Chair and a director; Bradley J. Skapyak, Chief Operating Officer and a director; Dwight Jacobsen, Executive Vice President and a director; Patrice M. Kozlowski, Senior Vice President–Corporate Communications; Gary E. Abbs, Vice President–Tax; Jill Gill, Vice President–Human Resources; Joanne S. Huber, Vice President–Tax; Anthony Mayo, Vice President–Information Systems; John E. Lane, Vice President; Jeanne M. Login, Vice President; Gary Pierce, Controller; Joseph W. Connolly, Chief Compliance Officer; James Bitetto, Secretary; and Mitchell E. Harris, Jeffrey D. Landau, Cyrus Taraporevala and Scott E. Wennerholm, directors.

The Manager maintains office facilities on behalf of the Funds, and furnishes statistical and research data, clerical help, accounting, data processing, bookkeeping and internal auditing and certain other required services to the Funds.  The Manager may pay the Distributor for shareholder services from the Manager's own assets, including past profits.  The Distributor may use part or all of such payments to pay certain financial institutions (which may include banks), securities dealers and other industry professionals (collectively, "Service Agents") in respect of these services.  The Manager also may make such advertising and promotional expenditures, using its own resources, as it from time to time deems appropriate.

Portfolio Management.  The Manager provides day-to-day management of each Fund's portfolio of investments in accordance with the stated policies of the Fund, subject to the supervision of the Manager and the approval of the Company's Board.  The Manager is responsible for investment decisions, and provides each Fund with portfolio managers who are authorized by the Board to execute purchases and sales of securities.

Each Fund's portfolio managers are Richard B. Hoey, A. Paul Disdier, Christopher E. Sheldon, and Keith L. Stransky, each of whom is an employee of Dreyfus.

The Company, the Manager and the Distributor each have adopted a Code of Ethics that permits its personnel, subject to such respective Code of Ethics, to invest in securities, including securities that may be purchased or held by the Funds.  The Code of Ethics subjects the personal securities transactions of the Manager's employees to various restrictions to ensure that such trading does not disadvantage any fund advised by the Manager.  In that regard, portfolio managers and other investment personnel of the Manager must preclear and report their personal securities transactions and holdings, which are reviewed for compliance with the Code of Ethics and also are subject to the oversight of BNY Mellon's Investment Ethics Committee (the "Committee").  Portfolio managers and other investment personnel who comply with the preclearance and disclosure procedures of the Code of Ethics and the requirements of the Committee may be permitted to purchase, sell or hold securities which also may be or are held in fund(s) they manage or for which they otherwise provide investment advice.

Portfolio Managers Compensation.  Each Funds' portfolio managers are compensated by Dreyfus or its affiliates and not by the Funds. Portfolio manager compensation is comprised primarily of a market-based salary and an incentive compensation plan.  The incentive compensation plan is comprised of three components:  Fund performance (approximately 60%), individual qualitative performance (approximately 20%) and Dreyfus financial performance as measured by Dreyfus' pre-tax net income (approximately 20%).  Up to 10% of the incentive plan compensation may be paid in BNY Mellon restricted stock.

Portfolio performance is measured by a combination of yield (35%) and total return (65%) relative to the appropriate Lipper peer group.  1-year performance in each category is weighted at 40% and 3-year performance at 60%.  The portfolio manager's performance is measured on either a straight average (each account weighted equally) or a combination of straight average and asset-weighted average.  Generally, if the asset-weighted average is higher, then that is used to measure performance.  If the straight average is higher, then typically an average of the two is used to measure performance.

Individual qualitative performance is based on Dreyfus' Chief Investment Officer's evaluation of the portfolio manager's performance based on any combination of the following:  marketing contributions; new product development; performance on special assignments; people development; methodology enhancements; fund growth/gain in market; and support to colleagues.  The Chief Investment Officer may consider additional factors at his discretion.

Portfolio managers are also eligible for Dreyfus' Long Term Incentive Plan.  Under that plan, cash and/or BNY Mellon restricted stock is awarded at the discretion of the Chief Investment Officer based on individual performance and contributions to the Investment Management Department and the BNY Mellon organization.

Additional Information About the Portfolio Managers.  The following table lists the number and types of other accounts advised by the Funds' primary portfolio managers and assets under management in those accounts as of August 31, 2010.

Portfolio Manager	Registered Investment Company Accounts	Assets Managed	Pooled Accounts	Assets Managed	Other Accounts	Assets Managed
Richard B. Hoey	7	$333 million	None	N/A	None	N/A
A. Paul Disdier	7	$333 million	None	N/A	None	N/A
Christopher E. Sheldon	9	$348 million	None	N/A	None	N/A
Keith L. Stransky	8	$621 million	6	$389million	11	$459million

None of the accounts are subject to a performance-based advisory fee.

The dollar ranges of shares of Dreyfus Conservative Allocation Fund, Dreyfus Moderate Allocation Fund and Dreyfus Growth Allocation Fund beneficially owned by the primary portfolio managers are as follows as of the end of the respective Fund's fiscal year:

Portfolio Manager	Fund Name	Dollar Range of Fund Shares Beneficially Owned
Richard B. Hoey	Dreyfus Conservative Allocation Fund	$0
Richard B. Hoey	Dreyfus Moderate Allocation Fund	$0
Richard B. Hoey	Dreyfus Growth Allocation Fund	$0
A. Paul Disdier	Dreyfus Conservative Allocation Fund	$0
A. Paul Disdier	Dreyfus Moderate Allocation Fund	$0
A. Paul Disdier	Dreyfus Growth Allocation Fund	$0
Christopher E. Sheldon	Dreyfus Conservative Allocation Fund	$0
Christopher E. Sheldon	Dreyfus Moderate Allocation Fund	$0
Christopher E. Sheldon	Dreyfus Growth Allocation Fund	$0
Keith L. Stransky	Dreyfus Conservative Allocation Fund	$0
Keith L. Stransky	Dreyfus Moderate Allocation Fund	$0
Keith L. Stransky	Dreyfus Growth Allocation Fund	$0

Portfolio managers may manage multiple accounts for a diverse client base, including mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, insurance companies and foundations), bank common trust accounts and wrap fee programs ("Other Accounts").

Potential conflicts of interest may arise because of Dreyfus' management of the Funds and Other Accounts.  For example, conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of limited investment opportunities, as Dreyfus may be perceived as causing accounts it manages to participate in an offering to increase Dreyfus' overall allocation of securities in that offering, or to increase Dreyfus' ability to participate in future offerings by the same underwriter or issuer.  Allocations of bunched trades, particularly trade orders that were only partially filled due to limited availability, and allocation of investment opportunities generally, could raise a potential conflict of interest, as Dreyfus may have an incentive to allocate securities that are expected to increase in value to preferred accounts.  IPOs, in particular, are frequently of very limited availability.  Additionally, portfolio managers may be perceived to have a conflict of interest if there are a large number of Other Accounts, in addition to the Funds, that they are managing on behalf of Dreyfus.  Dreyfus periodically reviews each portfolio manager's overall responsibilities to ensure that he or she is able to allocate the necessary time and resources to effectively manage the Funds.  In addition, Dreyfus could be viewed as having a conflict of interest to the extent that Dreyfus or its affiliates and/or portfolio managers have a materially larger investment in Other Accounts than their investment in a Fund.

Other Accounts may have investment objectives, strategies and risks that differ from those of the Funds.  For these or other reasons, the portfolio managers may purchase different securities for a Fund and the Other Accounts, and the performance of securities purchased for the Funds may vary from the performance of securities purchased for Other Accounts.  The portfolio managers may place transactions on behalf of Other Accounts that are directly or indirectly contrary to investment decisions made for the Funds, which could have the potential to adversely impact the Funds, depending on market conditions.

A potential conflict of interest may be perceived to arise if transactions in one account closely follow related transactions in another account, such as when a purchase increases the value of securities previously purchased by the other account, or when a sale in one account lowers the sale price received in a sale by a second account.

Conflicts of interest similar to those described above arise when portfolio managers are employed by a sub-investment adviser or are dual employees of the Manager and an affiliated entity and such portfolio managers also manage Other Accounts.

Dreyfus' goal is to provide high quality investment services to all of its clients, while meeting Dreyfus' fiduciary obligation to treat all clients fairly.  Dreyfus has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, that it believes address the conflicts associated with managing multiple accounts for multiple clients.  In addition, Dreyfus monitors a variety of areas, including compliance with Fund guidelines, the allocation of IPOs, and compliance with Dreyfus' Code of Ethics.  Furthermore, senior investment and business personnel at Dreyfus periodically review the performance of the portfolio managers for Dreyfus-managed funds.

BNY Mellon and its affiliates, including Dreyfus and others involved in the management, sales, investment activities, business operations or distribution of the Fund, are engaged in businesses and have interests other than that of managing the Fund.  These activities and interests include potential multiple advisory, transactional, financial and other interests in securities, instruments and companies that may be directly or indirectly purchased or sold by the Fund and the Fund's service providers, which may cause conflicts that could disadvantage the Fund.

BNY Mellon and its affiliates may have deposit, loan and commercial banking or other relationships with the issuers of securities purchased by the Fund.  BNY Mellon has no obligation to provide to Dreyfus or the Fund, or effect transactions on behalf of the Fund in accordance with, any market or other information, analysis, or research in its possession.  Consequently, BNY Mellon (including, but not limited to, BNY Mellon’s central Risk Management Department) may have information that could be material to the management of the Fund and may not share that information with relevant personnel of Dreyfus. Accordingly, Dreyfus has informed management of the Fund that in making investment decisions for the Fund it does not obtain or use material inside information that BNY Mellon or its affiliates may possess with respect to such issuers.

Dreyfus will make investment decisions for the Fund as it believes is in the best interests of the Fund.  Investment decisions made for the Fund may differ from, and may conflict with, investment decisions made for other investment companies and accounts advised by Dreyfus or BNY Mellon and its other affiliates.  Actions taken with respect to such other investment companies or accounts may adversely impact the Fund, and actions taken by the Fund may benefit BNY Mellon or other investment companies or accounts (including the Fund) advised by Dreyfus or BNY Mellon and its other affiliates.  Regulatory restrictions (including, but not limited to, those related to the aggregation of positions among different other investment companies and accounts) and internal BNY Mellon policies, guidance or limitations (including, but not limited to, those related to the aggregation of positions among all fiduciary accounts managed or advised by BNY Mellon and all its affiliates (including Dreyfus) and the aggregated exposure of such accounts) may restrict investment activities of the Fund.  While the allocation of investment opportunities among the Fund and other investment companies and accounts advised by Dreyfus or BNY Mellon and its other affiliates may raise potential conflicts because of financial, investment or other interests of BNY Mellon or its personnel, Dreyfus will make allocation decisions consistent with the interests of the Fund and the other investment companies and accounts and not solely based on such other interests.

Expenses.  All expenses incurred in the operation of the Company, with respect to the Funds, are borne by the Company, except to the extent specifically assumed by the Manager.  The expenses borne by the Company, with respect to the Funds, include, without limitation:  organizational costs, taxes, interest, loan commitment fees, interest and distributions paid on securities sold short, brokerage fees and commissions, if any, fees of Board members who are not officers, directors, employees or holders of 5% or more of the outstanding voting securities of the Manager or its affiliates, SEC fees, state Blue Sky qualification fees, advisory fees, charges of custodians, transfer and dividend disbursing agents' fees, certain insurance premiums, industry association fees, outside auditing and legal expenses, costs of independent pricing services, costs of maintaining the Company's existence, costs attributable to investor services (including, without limitation, telephone and personnel expenses), costs of shareholders' reports and meetings, costs of preparing and printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders, and any extraordinary expenses.  Expenses attributable to a Fund are charged against the assets of that Fund; other expenses of the Company are allocated among the Funds and the Company's other series on the basis determined by the Company's Board, including, but not limited to, proportionately in relation to the net assets of each.  In addition, shares of each Fund are subject to an annual shareholder services fee.  See "Shareholder Services Plan."  All fees and expenses are accrued daily and deducted before the declaration of dividends to shareholders.

The Manager receives no compensation for its management services to the Funds.  However, certain Underlying Funds pay management fees to Dreyfus or its affiliates.

Distributor.  The Distributor, a wholly-owned subsidiary of the Manager, located at 200 Park Avenue, New York, New York 10166, serves as each Fund's distributor on a best efforts basis pursuant to an agreement with the Company, which is renewable annually.  The Distributor also serves as distributor for the other funds in the Dreyfus Family of Funds and BNY Mellon Funds Trust.

The Distributor may pay Service Agents that have entered into agreements with the Distributor a fee based on the amount invested through such Service Agents in Fund shares by employees participating in qualified or non-qualified employee benefit plans, including pension, profit-sharing and other deferred compensation plans, whether established by corporations, partnerships, non-profit entities, trade or labor unions or state and local governments ("Retirement Plans"), or other programs.  The term "Retirement Plans" does not include IRAs, IRA "Rollover Accounts" or IRAs set up under Simplified Employee Pension Plans ("SEP-IRAs").  Generally, the Distributor may pay such Service Agents a fee of up to 1% of the amount invested through the Service Agents.  The Distributor, however, may pay Service Agents a higher fee and reserves the right to cease paying these fees at any time.  The Distributor will pay such fees from its own funds, other than amounts received from the Funds, including past profits or any other source available to it.  Sponsors of such Retirement Plans or the participants therein should consult their Service Agent for more information regarding any such fee payable to the Service Agent.

The Manager or the Distributor may provide additional cash payments out of its own resources to financial intermediaries that sell shares of the Funds or provide other services.  Such payments are separate from any shareholder services fees or other expenses paid by the Funds to those intermediaries.  Because those payments are not made by you or the Funds, the Funds' total expense ratios will not be affected by any such payments.  These additional payments may be made to Service Agents, including affiliates, that provide shareholder servicing, sub-administration, recordkeeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the Service Agent.  Cash compensation also may be paid from the Manager's or the Distributor's own resources to Service Agents for inclusion of a Fund on a sales list, including a preferred or select sales list or in other sales programs.  These payments sometimes are referred to as "revenue sharing."  From time to time, the Manager or the Distributor also may provide cash or non-cash compensation to Service Agents in the form of:  occasional gifts; occasional meals, tickets or other entertainment; support for due diligence trips; educational conference sponsorship; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations.  In some cases, these payments or compensation may create an incentive for a Service Agent to recommend or sell shares of the Funds to you.  Please contact your Service Agent for details about any payments it may receive in connection with the sale of Fund shares or the provision of services to the Funds.

Transfer and Dividend Disbursing Agent and Custodian.  Dreyfus Transfer, Inc. (the "Transfer Agent"), a wholly-owned subsidiary of the Manager, located at 200 Park Avenue, New York, New York 10166, is the Company's transfer and dividend disbursing agent.  Under a transfer agency agreement with the Company, the Transfer Agent arranges for the maintenance of the relevant shareholder account records for the Funds, the handling of certain communications between shareholders and the Funds and the payment of dividends and distributions payable by the Funds.  For these services, the Transfer Agent receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the Funds during the month, and is reimbursed for certain out-of-pocket expenses.  Each Fund also makes payments to certain financial intermediaries, including affiliates, who provide sub-administration, recordkeeping and/or sub-transfer agency services to beneficial owners of Fund shares.

The Bank of New York Mellon (the "Custodian"), an affiliate of the Manager, located at One Wall Street, New York, New York 10286, acts as custodian for the investments of each Fund.  The Custodian has no part in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.  Under a custody agreement with the Company, the Custodian holds each Fund's securities and keeps all necessary accounts and records.  For its custody services, the Custodian receives a monthly fee based on the market value of each Fund's assets held in custody and receives certain securities transaction charges.

HOW TO BUY SHARES

General.  Fund shares may be purchased through the Distributor or Service Agents that have entered into service agreements with the Distributor.  You will be charged a fee if an investment check is returned unpayable.  Share certificates are issued only upon your written request.  No certificates are issued for fractional shares.

The Company reserves the right to reject any purchase order.  None of the Funds will establish an account for a "foreign financial institution," as that term is defined in Department of the Treasury rules implementing section 312 of the USA PATRIOT Act of 2001.  Foreign financial institutions include:  foreign banks (including foreign branches of U.S. depository institutions); foreign offices of U.S. securities broker-dealers, futures commission merchants, and mutual funds; non-U.S. entities that, if they were located in the United States, would be securities broker-dealers, futures commission merchants or mutual funds; and non-U.S. entities engaged in the business of currency dealer or exchanger or money transmitter.  The Funds will not accept cash, travelers' checks, or money orders as payment for shares.

Management understands that some Service Agents may impose certain conditions on their clients which are different from those described in the Funds' Prospectus and this SAI, and, to the extent permitted by applicable regulatory authority, may charge their clients direct fees.  You should consult your Service Agent in this regard.  As discussed under "Management Arrangements—Distributor," Service Agents may receive revenue sharing payments from the Manager or the Distributor.  The receipt of such payments could create an incentive for a Service Agent to recommend or sell shares of the Funds instead of other mutual funds where such payments are not received.  Please contact your Service Agent for details about any payments it may receive in connection with the sale of Fund shares or the provision of services to the Funds.

For each Fund, the minimum initial investment is $2,500, $1,000 if you are a client of a Service Agent which maintains an omnibus account in the Fund and has made an aggregate minimum initial purchase for its clients of $2,500.  Subsequent investments in a Fund must be at least $100.  However, the minimum initial investment is $750 for Dreyfus-sponsored Keogh Plans, IRAs (including regular IRAs, spousal IRAs for a non-working spouse, Roth IRAs, SEP-IRAs and rollover IRAs) and 403(b)(7) Plans with only one participant and $500 for Dreyfus-sponsored Education Savings Accounts, with no minimum for subsequent purchases.  The initial investment must be accompanied by the Account Application.  For full-time or part-time employees of the Manager or any of its affiliates or subsidiaries, directors of the Manager, Board members of a fund advised by the Manager, including members of the Company's Board, or the spouse or minor child of any of the foregoing, the minimum initial investment is $1,000.  For full-time or part-time employees of the Manager or any of its affiliates or subsidiaries who elect to have a portion of their pay directly deposited into their Fund accounts, the minimum initial investment is $50.  Fund shares are offered without regard to the minimum initial investment requirements to Board members of a fund advised by the Manager, including members of the Company's Board, who elect to have all or a portion of their compensation for serving in that capacity automatically invested in the Fund.  The Company reserves the right to offer Fund shares without regard to minimum purchase requirements to government-sponsored programs or to employees participating in certain Retirement Plans or other programs where contributions or account information can be transmitted in a manner and form acceptable to the Company.  Fund shares are offered without regard to the minimum initial or subsequent investment amount requirements to investors purchasing Fund shares through wrap fee accounts or other fee-based programs.  The Company reserves the right to vary further the initial and subsequent investment minimum requirements at any time.

The Code, imposes various limitations on the amount that may be contributed to certain Retirement Plans or government-sponsored programs.  These limitations apply with respect to participants at the plan level and, therefore, do not directly affect the amount that may be invested in a Fund by a Retirement Plan or government-sponsored program.  Participants and plan sponsors should consult their tax advisers for details.

Fund shares also are offered without regard to the minimum initial investment requirements through Dreyfus-Automatic Asset Builder®, Dreyfus Government Direct Deposit Privilege or Dreyfus Payroll Savings Plan pursuant to the Dreyfus Step Program described under "Shareholder Services."  These services enable you to make regularly scheduled investments and may provide you with a convenient way to invest for long-term financial goals.  You should be aware, however, that periodic investment plans do not guarantee a profit and will not protect an investor against loss in a declining market.

Shares of each Fund are sold on a continuous basis at the net asset value per share next determined after an order in proper form is received by the Transfer Agent or other entity authorized to receive orders on behalf of the Fund.  Net asset value per share is determined as of the close of trading on the floor of the New York Stock Exchange (usually 4:00 p.m., Eastern time) on each day the New York Stock Exchange is open for regular business.  For purposes of computing net asset value per share, certain options and futures contracts may be valued 15 minutes after the close of trading on the floor of the New York Stock Exchange.  Net asset value per share is computed by dividing the value of the Fund's net assets (i.e., the value of its assets less liabilities) by the total number of shares outstanding.  For information regarding the methods employed in valuing the Funds' investments, see "Determination of Net Asset Value."

Dreyfus TeleTransfer Privilege.  You may purchase shares by telephone or online if you have checked the appropriate box and supplied the necessary information on the Account Application or have filed a Shareholder Services Form with the Transfer Agent.  The proceeds will be transferred between the bank account designated in one of these documents and your Fund account.  Only a bank account maintained in a domestic financial institution which is an Automated Clearing House ("ACH") member may be so designated.

Dreyfus TeleTransfer purchase orders may be made at any time.  If purchase orders are received by 4:00 p.m., Eastern time, on any day the Transfer Agent and the New York Stock Exchange are open for regular business, Fund shares will be purchased at the public offering price determined on that day.  If purchase orders are made after 4:00 p.m., Eastern time, on any day the Transfer Agent and the New York Stock Exchange are open for regular business, or on Saturday, Sunday or any Fund holiday (e.g., when the New York Stock Exchange is not open for business), Fund shares will be purchased at the public offering price determined on the next bank business day following such purchase order.  To qualify to use the Dreyfus TeleTransfer Privilege, the initial payment for purchase of Fund shares must be drawn on, and redemption proceeds paid to, the same bank and account as are designated on the Account Application or Shareholder Services Form on file.  If the proceeds of a particular redemption are to be sent to an account at any other bank, the request must be in writing and signature-guaranteed.  See "How to Redeem Shares—Dreyfus TeleTransfer Privilege."

Reopening an Account.  You may reopen an account with a minimum investment of $100 without filing a new Account Application during the calendar year the account is closed or during the following calendar year, provided the information on the old Account Application is still applicable.

SHAREHOLDER SERVICES PLAN

The Company has adopted a Shareholder Services Plan with respect to shares of each Fund.  Pursuant to the Shareholder Services Plan, each Fund pays the Distributor for the provision of certain services to the holders of the Fund's shares a fee at the annual rate of 0.25% of the value of the Fund's average daily net assets.  The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the relevant Fund and providing reports and other information, and services related to the maintenance of such shareholder accounts.  Under the Shareholder Services Plan, the Distributor may make payments to certain Service Agents in respect of these services.

A quarterly report of the amounts expended under the Shareholder Services Plan, and the purposes for which such expenditures were incurred, must be made to the Board for its review.  In addition, the Shareholder Services Plan provides that material amendments must be approved by the Company's Board, and by the Board members who are not "interested persons" (as defined in the 1940 Act) of the Company and have no direct or indirect financial interest in the operation of the Shareholder Services Plan or in any agreements entered into in connection with the Shareholder Services Plan, by vote cast in person at a meeting called for the purpose of considering such amendments.  As to each Fund, the Shareholder Services Plan is subject to annual approval by such vote of the Board members cast in person at a meeting called for the purpose of voting on the Shareholder Services Plan.  As to each Fund, the Shareholder Services Plan is terminable at any time by vote of a majority of the Board members who are not "interested persons" and who have no direct or indirect financial interest in the operation of the Shareholder Services Plan or in any agreements entered into in connection with the Shareholder Services Plan.

For the period from October 1, 2009 (commencement of operations of Dreyfus Conservative Allocation Fund, Dreyfus Moderate Allocation Fund and Dreyfus Growth Allocation Fund) through August 30, 2010, Dreyfus Conservative Allocation Fund, Dreyfus Moderate Allocation Fund and Dreyfus Growth Allocation Fund paid the Distributor $9,604, $14,496 and $8,200, respectively, which amounts were reduced by $739, $1,544 and $1,110, respectively, pursuant to an undertaking, resulting in net fees paid of $8,865, $12,952 and $7,090, respectively, pursuant to the Shareholder Services Plan.

HOW TO REDEEM SHARES

General.  Each Fund ordinarily will make payment for all shares redeemed within seven days after receipt by the Transfer Agent of a redemption request in proper form, except as provided by the rules of the SEC.  However, if you have purchased Fund shares by check, by Dreyfus TeleTransfer Privilege or through Dreyfus-Automatic Asset Builder® and subsequently submit a written redemption request to the Transfer Agent, the Fund may delay sending the redemption proceeds for up to eight business days after the purchase of such shares.  In addition, a Fund will reject requests to redeem shares by wire or telephone, online or pursuant to the Dreyfus TeleTransfer Privilege, for a period of up to eight business days after receipt by the Transfer Agent of the purchase check, the Dreyfus TeleTransfer purchase or the Dreyfus-Automatic Asset Builder order against which such redemption is requested.  These procedures will not apply if your shares were purchased by wire payment, or if you otherwise have a sufficient collected balance in your account to cover the redemption request.  Fund shares may not be redeemed until the Transfer Agent has received your Account Application.

Wire Redemption Privilege.  By using this Privilege, you authorize the Transfer Agent to act on telephone, letter or online redemption instructions from any person representing himself or herself to be you, or a representative of your Service Agent, and reasonably believed by the Transfer Agent to be genuine.  Ordinarily, the Company will initiate payment for shares redeemed pursuant to this Privilege on the next business day after receipt by the Transfer Agent of the redemption request in proper form.  Redemption proceeds ($1,000 minimum) will be transferred by Federal Reserve wire only to the commercial bank account specified by you on the Account Application or Shareholder Services Form, or to a correspondent bank if your bank is not a member of the Federal Reserve System.  Fees ordinarily are imposed by such bank and borne by the investor.  Immediate notification by the correspondent bank to your bank is necessary to avoid a delay in crediting the funds to your bank account.

To change the commercial bank or account designated to receive redemption proceeds, a written request must be sent to the Transfer Agent.  This request must be signed by each shareholder, with each signature guaranteed as described below under "Share Certificates; Signatures."

Dreyfus TeleTransfer Privilege.  You may request by telephone or online that redemption proceeds be transferred between your Fund account and your bank account.  Only a bank account maintained in a domestic financial institution which is an ACH member may be designated.  You should be aware that if you have selected the Dreyfus TeleTransfer Privilege, any request for a Dreyfus TeleTransfer transaction will be effected through the ACH system unless more prompt transmittal specifically is requested.  Redemption proceeds will be on deposit in your account at an ACH member bank ordinarily two business days after receipt of the redemption request.  Shares held in an IRA or Education Savings Account may not be redeemed through the Dreyfus TeleTransfer Privilege.  See "How to Buy Shares—Dreyfus TeleTransfer Privilege."

Share Certificates; Signatures.  Any certificates representing Fund shares to be redeemed must be submitted with the redemption request.  A fee may be imposed to replace lost or stolen certificates, or certificates that were never received.  Written redemption requests must be signed by each shareholder, including each holder of a joint account, and each signature must be guaranteed.  Signatures on endorsed certificates submitted for redemption also must be guaranteed.  The Transfer Agent has adopted standards and procedures pursuant to which signature-guarantees in proper form generally will be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program, the Securities Transfer Agents Medallion Program ("STAMP") and the Stock Exchanges Medallion Program.  Guarantees must be signed by an authorized signatory of the guarantor and "Signature-Guaranteed" must appear with the signature.  The Transfer Agent may request additional documentation from corporations, executors, administrators, trustees or guardians, and may accept other suitable verification arrangements from foreign investors, such as consular verification.  For more information with respect to signature-guarantees, please call one of the telephone numbers listed on the cover.

Redemption Commitment.  The Company has committed itself to pay in cash all redemption requests by any shareholder of record of a Fund, limited in amount during any 90‑day period to the lesser of $250,000 or 1% of the value of the Fund's net assets at the beginning of such period.  Such commitment is irrevocable without the prior approval of the SEC.  In the case of requests for redemption from a Fund in excess of such amount, the Company's Board reserves the right to make payments in whole or in part in securities or other assets of the Fund in case of an emergency or any time a cash distribution would impair the liquidity of the Fund to the detriment of the existing shareholders.  In such event, the securities would be valued in the same manner as the relevant Fund's portfolio is valued.  If the recipient sells such securities, brokerage charges would be incurred.

Suspension of Redemptions.  The right of redemption may be suspended or the date of payment postponed (a) during any period when the New York Stock Exchange is closed (other than customary weekend and holiday closings), (b) when the SEC determines that trading in the markets the Fund ordinarily utilizes is restricted, or when an emergency exists as determined by the SEC so that disposal of the Fund's investments or determination of its net asset value is not reasonably practicable, or (c) for such other periods as the SEC by order may permit to protect the Fund's shareholders.

SHAREHOLDER SERVICES

Fund Exchanges.  You may purchase, in exchange for shares of a Fund, shares of certain other funds in the Dreyfus Family of Funds, to the extent such shares are offered for sale in your state of residence.  Shares of such other funds purchased by exchange will be purchased on the basis of relative net asset value per share as follows:

A.      Exchanges for shares of funds offered without a sales load will be made without a sales load.

B.      Shares of funds purchased without a sales load may be exchanged for shares of other funds sold with a sales load, and the applicable sales load will be deducted.

C.      Shares of funds purchased with a sales load may be exchanged without a sales load for shares of other funds sold without a sales load.

D.      Shares of funds purchased with a sales load, shares of funds acquired by a previous exchange from shares purchased with a sales load, and additional shares acquired through reinvestment of dividends or distributions of any such funds (collectively referred to herein as "Purchased Shares") may be exchanged for shares of other funds sold with a sales load (referred to herein as "Offered Shares"), but if the sales load applicable to the Offered Shares exceeds the maximum sales load that could have been imposed in connection with the Purchased Shares (at the time the Purchased Shares were acquired), without giving effect to any reduced loads, the difference may be deducted.

To accomplish an exchange under item D above, you, or your Service Agent acting on your behalf, must notify the Transfer Agent of your prior ownership of Fund shares and your account number.

To request an exchange, you, or your Service Agent acting on your behalf, must give exchange instructions to the Transfer Agent in writing, by telephone or online.  The ability to issue exchange instructions by telephone or online is given to all Fund shareholders automatically, unless you check the applicable "No" box on the Account Application, indicating that you specifically refuse this privilege.  By using this privilege, you authorize the Transfer Agent to act on telephonic and online instructions (including over the Dreyfus Express® voice response telephone system) from any person representing himself or herself to be you or a representative of your Service Agent and reasonably believed by the Transfer Agent to be genuine.  Exchanges may be subject to limitations as to the amount involved or the number of exchanges permitted.  Shares issued in certificate form are not eligible for telephone or online exchange.  No fees currently are charged shareholders directly in connection with exchanges, although the Company reserves the right, upon not less than 60 days' written notice, to charge shareholders a nominal administrative fee in accordance with rules promulgated by the SEC.

To establish a personal retirement plan by exchange, shares of the fund being exchanged must have a value of at least the minimum initial investment required for the fund into which the exchange is being made.

During times of drastic economic or market conditions, the Company may suspend Fund Exchanges temporarily without notice and treat exchange requests based on their separate components -- redemption orders with a simultaneous request to purchase the other fund's shares.  In such a case, the redemption request would be processed at the Fund's next determined net asset value but the purchase order would be effective only at the net asset value next determined after the fund being purchased receives the proceeds of the redemption, which may result in the purchase being delayed.

Dreyfus Auto-Exchange Privilege.  Dreyfus Auto-Exchange Privilege permits you to purchase (on a semi-monthly, monthly, quarterly or annual basis), in exchange for shares of a Fund, shares of certain other funds in the Dreyfus Family of Funds of which you are a shareholder.  This Privilege is available only for existing accounts.  Shares will be exchanged on the basis of relative net asset value as described above under "Fund Exchanges."  Enrollment in or modification or cancellation of this Privilege is effective three business days following notification by you.  You will be notified if your account falls below the amount designated to be exchanged under this Privilege.  In this case, your account will fall to zero unless additional investments are made in excess of the designated amount prior to the next Auto-Exchange transaction.  Shares held under an IRA and other retirement plans are eligible for this Privilege.  Exchanges of IRA shares may be made between IRA accounts and from regular accounts to IRA accounts, but not from IRA accounts to regular accounts.  With respect to all other retirement accounts, exchanges may be made only among those accounts.

Shareholder Services Forms and prospectuses for other funds in the Dreyfus Family of Funds may be obtained by calling 1-800-645-6561, or visiting www.dreyfus.com.  The Company reserves the right to reject any exchange request in whole or in part.  Shares may be exchanged only between accounts having certain identical identifying designations.  The Fund Exchanges service or Dreyfus Auto-Exchange Privilege may be modified or terminated at any time upon notice to shareholders.

Dreyfus-Automatic Asset Builder®.  Dreyfus-Automatic Asset Builder permits you to purchase Fund shares (minimum of $100 and maximum of $150,000 per transaction) at regular intervals selected by you.  Fund shares are purchased by transferring funds from the bank account designated by you.

Dreyfus Government Direct Deposit Privilege.  Dreyfus Government Direct Deposit Privilege enables you to purchase Fund shares (minimum of $100 and maximum of $50,000 per transaction) by having Federal salary, Social Security, or certain veterans', military or other payments from the U.S. Government automatically deposited into your Fund account.

Dreyfus Payroll Savings Plan.  Dreyfus Payroll Savings Plan permits you to purchase Fund shares (minimum of $100 per transaction) automatically on a regular basis.  Depending upon your employer's direct deposit program, you may have part or all of your paycheck transferred to your existing Dreyfus account electronically through the ACH system at each pay period.  To establish a Dreyfus Payroll Savings Plan account, you must file an authorization form with your employer's payroll department.  It is the sole responsibility of your employer to arrange for transactions under the Dreyfus Payroll Savings Plan.

Dreyfus Step Program.  Dreyfus Step Program enables you to purchase Fund shares without regard to the Fund's minimum initial investment requirements through Dreyfus-Automatic Asset Builder®, Dreyfus Government Direct Deposit Privilege or Dreyfus Payroll Savings Plan.  To establish a Dreyfus Step Program account, you must supply the necessary information on the Account Application and file the required authorization form(s) with the Transfer Agent.  For more information concerning this Program, or to request the necessary authorization form(s), please call toll free 1-800-782-6620.  You may terminate your participation in this Program at any time by discontinuing your participation in Dreyfus-Automatic Asset Builder, Dreyfus Government Direct Deposit Privilege or Dreyfus Payroll Savings Plan, as the case may be, as provided under the terms of such Privilege(s).  The Funds may modify or terminate this Program at any time.

Dreyfus Dividend Options.  Dreyfus Dividend Sweep allows you to invest automatically your dividends or dividends and capital gain distributions, if any, from a Fund in shares of certain other funds in the Dreyfus Family of Funds, of which you are a shareholder.  Shares of other funds purchased pursuant to this privilege will be purchased on the basis of relative net asset value per share as follows:

A.  Dividends and distributions paid by a fund may be invested without a sales load in shares of other funds offered without a sales load.

B.  Dividends and distributions paid by a fund that does not charge a sales load may be invested in shares of other funds sold with a sales load, and the applicable sales load will be deducted.

C.  Dividends and distributions paid by a fund that charges a sales load may be invested in shares of other funds sold with a sales load (referred to herein as "Offered Shares"), but if the sales load applicable to the Offered Shares exceeds the maximum sales load charged by the fund from which dividends or distributions are being swept (without giving effect to any reduced loads), the difference may be deducted.

D.  Dividends and distributions paid by a fund may be invested in shares of other funds that impose a contingent deferred sales charge ("CDSC") and the applicable CDSC, if any, will be imposed upon redemption of such shares.

Dreyfus Dividend ACH permits you to transfer electronically dividends or dividends and capital gain distributions, if any, from a Fund to a designated bank account.  Only an account maintained at a domestic financial institution which is an ACH member may be so designated.  Banks may charge a fee for this service.

Automatic Withdrawal Plan.  The Automatic Withdrawal Plan permits you to request withdrawal of a specified dollar amount (minimum of $50) on either a monthly or quarterly basis if you have a $5,000 minimum account.  Withdrawal payments are the proceeds from sales of Fund shares, not the yield on the shares.  If withdrawal payments exceed reinvested dividends and distributions, your shares will be reduced and eventually may be depleted.  The Automatic Withdrawal Plan may be established by filing an Automatic Withdrawal Plan application with the Transfer Agent or by oral request from any of the authorized signatories on the account by calling 1-800-645-6561.  The Automatic Withdrawal Plan may be terminated at any time by you, the Company or the Transfer Agent.  Shares for which certificates have been issued may not be redeemed through the Automatic Withdrawal Plan.

Certain Retirement Plans, including Dreyfus-sponsored Retirement Plans, may permit certain participants to establish an automatic withdrawal plan from such Retirement Plans. Participants should consult their Retirement Plan sponsor and tax adviser for details.  Such a withdrawal plan is different than the Automatic Withdrawal Plan.

Corporate Pension/Profit-Sharing and Retirement Plans.  The Company makes available to corporations a variety of prototype pension and profit-sharing plans, including a 401(k) Salary Reduction Plan.  In addition, the Company makes available Keogh Plans, IRAs (including regular IRAs, spousal IRAs for a non-working spouse, Roth IRAs, SEP-IRAs, and rollover IRAs), Education Savings Accounts, 401(k) Salary Reduction Plans and 403(b)(7) Plans.  Plan support services also are available.

If you wish to purchase Fund shares in conjunction with a Keogh Plan, a 403(b)(7) Plan or an IRA, including a SEP-IRA, you may request from the Distributor forms for adoption of such plans.

The entity acting as custodian for Keogh Plans, 403(b)(7) Plans or IRAs may charge a fee, payment of which could require the liquidation of shares.  All fees charged are described in the appropriate form.

Shares may be purchased in connection with these plans only by direct remittance to the entity acting as custodian.  Purchases for these plans may not be made in advance of receipt of funds.

You should read the prototype retirement plan and the appropriate form of custodial agreement for further details on eligibility, service fees and tax implications, and should consult a tax adviser.

DETERMINATION OF NET ASSET VALUE

Valuation of Portfolio Securities.  Each Fund's assets consist primarily of shares of the Underlying Funds, which are valued at their respective net asset values as of the time of computation.  Each Fund's investments (other than shares of the Underlying Funds) and the Underlying Funds' investments are valued on the basis of market quotations or official closing prices.  The Funds' and the Underlying Funds' portfolio securities, including covered call options written by a Fund or an Underlying Fund, are valued at the last sales price on the securities exchange or national market on which such securities primarily are traded.  Securities listed on the Nasdaq National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price.  Securities not listed on an exchange or national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except that open short positions are valued at the asked price.  Bid price is used when no asked price is available.  Substantially all of a Fund's or an Underlying Fund's fixed income investments (excluding short-term investments) are valued by one or more independent pricing services (the "Service") approved by the Company's or the Underlying Fund's Board.  Securities valued by the Service for which quoted bid prices in the judgment of the Service are readily available and are representative of the bid side of the market are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities).  The value of other fixed income investments is determined by the Service based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.  Any securities or other assets for which recent market quotations are not readily available are valued at fair value as determined in good faith by the Company's or the Underlying Fund's Board.  Any assets or liabilities initially expressed in terms of foreign currency will be translated into U.S. dollars at the midpoint of the New York interbank market spot exchange rate as quoted on the day of such translation by the Federal Reserve Bank of New York or, if no such rate is quoted on such date, such other quoted market exchange rate as may be determined to be appropriate by the Manager or the Underlying Fund's sub-investment adviser, as the case may be.  Forward currency contracts will be valued at the current cost of offsetting the contract.  Because of the need to obtain prices as of the close of trading on various exchanges throughout the world, the calculation of a Fund's or an Underlying Fund's net asset value may not take place contemporaneously with the determination of prices of certain of the Fund's or the Underlying Fund's portfolio securities.  Short-term investments may be carried at amortized cost, which approximates value.  Expenses and fees, including fees pursuant to the Shareholder Services Plan, as applicable, are accrued daily and are taken into account for the purpose of determining the net asset value of Fund shares.

Restricted securities, as well as securities or other assets for which recent market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value (such as when the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market) but before the relevant Fund or Underlying Fund calculated its net asset value), or which are not valued by the Service, are valued at fair value as determined in good faith based on procedures approved by the Company's or the Underlying Fund's Board.  Fair value of investments may be determined by the Company's or the Underlying Fund's Board, its pricing committee or its valuation committee using such information as it deems appropriate.  The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased or sold, and public trading in similar securities of the issuer or comparable issuers.  Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs and futures contracts.  The valuation of a security based on fair value procedures may differ from the security's most recent closing price, and from the prices used by other mutual funds to calculate their net asset values.  Foreign securities held by a Fund or an Underlying Fund may trade on days that the Fund or the Underlying Fund is not open for business, thus affecting the value of the Fund's assets on days when Fund investors have no access to the Fund.  Restricted securities that are, or are convertible into, securities of the same class of other securities for which a public market exists usually will be valued at such market value less the same percentage discount at which the restricted securities were purchased.  This discount will be revised periodically by the Board if the Board members believe that it no longer reflects the value of the restricted securities.  Restricted securities not of the same class as securities for which a public market exists usually will be valued initially at cost.  Any subsequent adjustment from cost will be based upon considerations deemed relevant by the Company's Board.

New York Stock Exchange Closings.  The holidays (as observed) on which the New York Stock Exchange is closed currently are:  New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Management believes that each Fund has qualified for treatment as a "regulated investment company" ("RIC") under the Code for the fiscal year ended August 31, 2010. Each Fund intends to continue to so qualify if such qualification is in the best interests of its shareholders.  As a RIC, a Fund will pay no Federal income tax on net investment income and net realized securities gains to the extent that such income and gains are distributed to shareholders in accordance with applicable provisions of the Code.  To qualify as a RIC, the Fund must, among other things: (a) derive in each taxable year at least 90% of its gross income from (i) dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stocks, securities or foreign currencies or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stocks, securities or currencies, and (ii) net income from interests in "qualified publicly traded partnerships" (as defined in the Code) (all such income items, "qualifying income"); (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash and cash items (including receivables), U.S. Government securities, the securities of other RICs and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities (other than U.S. Government securities or the securities of other RICs) of a single issuer, two or more issuers that the Fund controls and that are engaged in the same, similar or related trades or businesses or one or more "qualified publicly traded partnerships" (as defined in the Code); and (c) distribute at least 90% of its investment company taxable income (as that term is defined in the Code, but without regard to the deduction for dividends paid) to its shareholders each taxable year.  If the Fund does not qualify as a RIC, it will be treated for tax purposes as an ordinary corporation subject to Federal income tax.  The term "regulated investment company" does not imply the supervision of management or investment practices or policies by any government agency.

Each Fund ordinarily declares and pays dividends from its net investment income and distributes net realized capital gains, if any, once a year.  A Fund, however, may make distributions on a more frequent basis to comply with the distribution requirements of the Code, in all events in a manner consistent with the provisions of the 1940 Act.

If you elect to receive dividends and distributions in cash, and your dividend or distribution check is returned to the relevant Fund as undeliverable or remains uncashed for six months, the Fund reserves the right to reinvest such dividends or distributions and all future dividends and distributions payable to you in additional Fund shares at net asset value.  No interest will accrue on amounts represented by uncashed distribution or redemption checks.

Any dividend or distribution paid shortly after an investor's purchase of Fund shares may have the effect of reducing the aggregate net asset value of the shares below the cost of the investment.  Such a dividend or distribution would be a return of capital, taxable as stated in the Funds' Prospectus.  In addition, the Code provides that if a shareholder holds shares of a Fund for six months or less and has received a capital gain distribution with respect to such shares, any loss incurred on the sale of such shares will be treated as long-term capital loss to the extent of the capital gain distribution received.

A Fund may qualify for and may make an election under which shareholders may be eligible to claim a foreign tax credit or deduction on their Federal income tax returns for, and will be required to treat as part of the amounts distributed to them, their pro rata portion of qualified taxes incurred or paid by the Fund to foreign countries.  The Fund may make that election provided that more than 50% of the value of the Fund's total assets at the close of the taxable year consists of securities in foreign corporations and the Fund satisfies certain distribution requirements.  The foreign tax credit available to shareholders is subject to certain limitations.

Investment income that may be received by a Fund or an Underlying Fund from sources within foreign countries may be subject to foreign taxes withheld at the source.  Tax conventions between certain countries and the United States may reduce or eliminate such taxes.  If a Fund or an Underlying Fund qualifies as a RIC, the Fund or the Underlying Fund satisfies the 90% distribution requirement and more than 50% of the value of the Fund's or the Underlying Fund's total assets at the close of its taxable year consists of stocks or securities of foreign corporations, then the Fund or the Underlying Fund may elect to "pass through" to its shareholders the amount of foreign taxes paid by the Fund or the Underlying Fund.  If a Fund or an Underlying Fund so elects, each shareholder would be required to include in gross income, even though not actually received, his or her pro rata share of the foreign taxes paid by the Fund or the Underlying Fund, but would be treated as having paid his or her pro rata share of such foreign taxes and therefore would be allowed to either deduct such amount in computing taxable income or use such amount (subject to various Code limitations) as a foreign tax credit against Federal income tax (but not both).  For purposes of the foreign tax credit limitation rules of the Code, each shareholder would treat as foreign source income his or her pro rata share of such foreign taxes plus the portion of dividends received from the Fund or the Underlying Fund representing income derived from foreign sources.  No deduction for foreign taxes could be claimed by an individual shareholder who does not itemize deductions.  In certain circumstances, a shareholder that (i) has held Fund shares for less than a specified minimum period during which it is not protected from risk of loss, (ii) is obligated to make payments related to the dividends or (iii) holds Fund shares in arrangements in which the shareholder's expected economic profits after non-U.S. taxes are insubstantial, will not be allowed a foreign tax credit for foreign taxes deemed imposed on dividends paid on such shares.  Additionally, the Fund or the Underlying Fund also must meet this holding period requirement with respect to its foreign stock and securities in order for "creditable" taxes to flow-through.  Each shareholder should consult his or her own tax adviser regarding the potential application of foreign tax credits.

Ordinarily, gains and losses realized from portfolio transactions will be treated as capital gains and losses.  However, a portion of the gain or loss realized from the disposition of foreign currencies (including foreign currency denominated bank deposits) and non-U.S. dollar denominated securities (including debt instruments and certain futures or forward contracts and options) may be treated as ordinary income or loss.  Similarly, gains or losses attributable to fluctuations in exchange rates that occur between the time the relevant Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities may be treated as ordinary income or loss.  In addition, all or a portion of any gains realized from the sale or other disposition of certain market discount bonds will be treated as ordinary income.  Finally, all or a portion of the gain realized from engaging in "conversion transactions" (generally including certain transactions designed to convert ordinary income into capital gain) may be treated as ordinary income.

Gain or loss, if any, realized by a Fund from certain financial futures or forward contracts and options transactions ("Section 1256 contracts") will be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss.  Gain or loss will arise upon exercise or lapse of Section 1256 contracts as well as from closing transactions.  In addition, any Section 1256 contracts remaining unexercised at the end of a Fund's taxable year will be treated as sold for their then fair market value, resulting in additional gain or loss to the Fund.

Offsetting positions held by a Fund involving certain financial futures or forward contracts or options transactions with respect to actively traded personal property may be considered, for tax purposes, to constitute "straddles."  To the extent the straddle rules apply to positions established by a Fund, losses realized by the Fund may be deferred to the extent of unrealized gain in the offsetting position.  In addition, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gains on straddle positions may be treated as short-term capital gains or ordinary income.  Certain of the straddle positions held by a Fund may constitute "mixed straddles."  A Fund may make one or more elections with respect to the treatment of "mixed straddles," resulting in different tax consequences.  In certain circumstances, the provisions governing the tax treatment of straddles override or modify certain of the provisions discussed above.

If a Fund either (1) holds an appreciated financial position with respect to stock, certain debt obligations, or partnership interests ("appreciated financial position") and then enters into a short sale, futures, forward, or offsetting notional principal contract (collectively, a "Contract") with respect to the same or substantially identical property or (2) holds an appreciated financial position that is a Contract and then acquires property that is the same as, or substantially identical to, the underlying property, the Fund generally will be taxed as if the appreciated financial position were sold at its fair market value on the date the Fund enters into the financial position or acquires the property, respectively.  The foregoing will not apply, however, to any transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the relevant Fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the Fund's risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale, or granting an option to buy substantially identical stock or securities).

If a Fund enters into certain derivatives (including forward contracts, long positions under notional principal contracts, and related puts and calls) with respect to equity interests in certain pass-thru entities (including other regulated investment companies, real estate investment trusts, partnerships, real estate mortgage investment conduits and certain trusts and foreign corporations), long-term capital gain with respect to the derivative may be recharacterized as ordinary income to the extent it exceeds the long-term capital gain that would have been realized had the interest in the pass-thru entity been held directly by the Fund during the term of the derivative contract.  Any gain recharacterized as ordinary income will be treated as accruing at a constant rate over the term of the derivative contract and may be subject to an interest charge.  The Treasury has authority to issue regulations expanding the application of these rules to derivatives with respect to debt instruments and/or stock in corporations that are not pass-thru entities.

If a Fund invests in an entity that is classified as a "passive foreign investment company" ("PFIC") for Federal income tax purposes, the operation of certain provisions of the Code applying to PFICs could result in the imposition of certain Federal income taxes on the Fund.  In addition, gain realized from the sale or other disposition of PFIC securities may be treated as ordinary income.

If a Fund invests all of its assets in shares of the Underlying Funds, its distributable income and gains will normally consist entirely of distributions from the Underlying Funds' income and gains and losses on the dispositions of shares of Underlying Funds.  To the extent that an Underlying Fund realizes net losses on its investments for a given taxable year, the Fund will not be able to recognize its share of those losses (so as to offset distributions of net income or capital gains from other Underlying Funds) until it disposes of shares of the Underlying Fund.  Moreover, even when the Fund does make such a disposition, a portion of its loss may be recognized as a long-term capital loss, which will not be treated as favorably for federal income tax purposes as a short-term capital loss or any ordinary deduction.  In particular, the Fund will not be able to offset any capital losses from its dispositions of Underlying Fund shares against its ordinary income, which includes distributions of any net short-term capital gains realized by an Underlying Fund.  In addition, in certain circumstances, the "wash sale" rules under Section 1091 of the Code may apply to a Fund's sales of Underlying Fund shares that have generated losses.  A wash sale occurs if shares of an Underlying Fund are sold by the Fund at a loss and the Fund acquires additional shares of the same Underlying Fund thirty days before or after the date of the sale.  The wash sale rules could defer losses of the relevant Fund on sales of Underlying Fund shares (to the extent such sales are wash sales) for extended (and, in certain cases, potentially indefinite) periods of time.  As a result of the foregoing rules, and certain other special rules, it is possible that the amounts of net investment income and net capital gains that a Fund will be required to distribute to shareholders will be greater than such amounts would have been had the Fund invested directly in the securities held by the Underlying Funds, rather than investing in shares of the Underlying Funds.  For similar reasons, the character of distributions from the Fund (e.g., capital gains as compared to ordinary income, eligibility for the dividends-received deduction, etc.) will not necessarily be the same as it would have been had the Fund invested directly in the securities held by the Underlying Funds.

If a Fund received dividends from an Underlying Fund that qualifies as a RIC, and the Underlying Fund designates such dividends as "qualified dividend income," then the Fund is permitted in turn to designate a portion of its distributions as "qualified dividend income" as well, provided the Fund meets holding period and other requirements with respect to shares of the Underlying Fund.

Depending on a Fund's percentage ownership in an Underlying Fund before and after a redemption of shares of such Underlying Fund, such a redemption may cause the Fund to be treated as receiving a dividend on the full amount of the distribution instead of receiving capital gain income on the shares of the Underlying Fund.  This would be the case where the Fund holds a significant interest in an Underlying Fund and redeems only a small portion of such interest.  It is possible that such a dividend will qualify as "qualified dividend income;" otherwise, it will be taxable as ordinary income.

Under the current law, a Fund cannot pass through to shareholders foreign tax credits borne in respect of foreign securities income earned by an Underlying Fund.  Each Fund is permitted to elect to pass through to its shareholders foreign income taxes it pays only if it directly holds more than 50% of its assets in foreign stock and securities at the close of its taxable year.  Foreign securities held indirectly through an Underlying Fund do not contribute to this 50% threshold.

Investment by a Fund in securities issued or acquired at a discount, or providing for deferred interest or for payment of interest in the form of additional obligations could under special tax rules affect the amount, timing and character of distributions to shareholders by causing the Fund to recognize income prior to the receipt of cash payments.  For example, a Fund could be required each year to accrue a portion of the discount (or deemed discount) at which the securities were issued and to distribute such income in order to maintain its qualification as a regulated investment company.  In such case, the Fund may have to dispose of securities which it might otherwise have continued to hold in order to generate cash to satisfy the distribution requirements.

Federal regulations require that you provide a certified taxpayer identification number ("TIN") upon opening or reopening an account.  See the Account Application for further information concerning this requirement.  Failure to furnish a certified TIN to the Company could subject you to a $50 penalty imposed by the Internal Revenue Service.

PORTFOLIO TRANSACTIONS

General.  The Manager assumes general supervision over the placement of securities purchase and sale orders on behalf of the funds it manages.  Funds managed by dual employees of the Manager and an affiliated entity, and funds with a sub-investment adviser, execute portfolio transactions through the trading desk of the affiliated entity or sub-investment adviser, as applicable (the "Trading Desk").  Those funds use the research facilities, and are subject to the internal policies and procedures, of applicable affiliated entity or sub-investment adviser.

The Trading Desk generally has the authority to select brokers (for equity securities) or dealers (for fixed income securities) and the commission rates or spreads to be paid.  Allocation of brokerage transactions is made in the best judgment of the Trading Desk and in a manner deemed fair and reasonable.  In choosing brokers or dealers, the Trading Desk evaluates the ability of the broker or dealer to execute the transaction at the best combination of price and quality of execution.

In general, brokers or dealers involved in the execution of portfolio transactions on behalf of a fund are selected on the basis of their professional capability and the value and quality of their services.  The Trading Desk attempts to obtain best execution for the funds by choosing brokers or dealers to execute transactions based on a variety of factors, which may include, but are not limited to, the following: (i) price; (ii) liquidity; (iii) the nature and character of the relevant market for the security to be purchased or sold; (iv) the quality and efficiency of the broker's or dealer's execution; (v) the broker's or dealer's willingness to commit capital; (vi) the reliability of the broker or dealer in trade settlement and clearance; (vii) the level of counter-party risk (i.e., the broker's or dealer's financial condition); (viii) the commission rate or the spread; (ix) the value of research provided;  (x) the availability of electronic trade entry and reporting links; and (xi) the size and type of order (e.g., foreign or domestic security, large block, illiquid security).  In selecting brokers or dealers no factor is necessarily determinative; however, at various times and for various reasons, certain factors will be more important than others in determining which broker or dealer to use.  Seeking to obtain best execution for all trades takes precedence over all other considerations.

Investment decisions for the Fund are made independently from those of the other investment companies and accounts advised by Dreyfus and its affiliates.  If, however, such other investment companies or accounts desire to invest in, or dispose of, the same securities as the Fund, Dreyfus or its affiliates may, but are not required to, aggregate (or "bunch") orders that are placed or received concurrently for more than one investment company or account and available investments or opportunities for sales will be allocated equitability to each.  In some cases, this procedure may adversely affect the size of the position obtained for or disposed of by the Fund or the price paid or received by the Fund.  When transactions are aggregated, but it is not possible to receive the same price or execution on the entire volume of securities purchased or sold, the various prices may be averaged, and the Fund will be charged or credited with the average price.

Dreyfus may buy for the Fund securities of issuers in which other investment companies or accounts advised by Dreyfus or BNY Mellon and its other affiliates have made, or are making, an investment in securities that are subordinate or senior to the securities purchased for the Fund.  For example, the Fund may invest in debt securities of an issuer at the same time that other investment companies or accounts are investing, or currently have an investment, in equity securities of the same issuer.  To the extent that the issuer experiences financial or operational challenges which may impact the price of its securities and its ability to meet its obligations, decisions by BNY Mellon or its affiliates (including Dreyfus) relating to what actions are to be taken may raise conflicts of interests and Dreyfus or BNY Mellon and its other affiliates may take actions for certain accounts that have negative impacts on other advisory accounts, including the Fund.

Portfolio turnover may vary from year to year as well as within a year.  In periods in which extraordinary market conditions prevail, the portfolio managers will not be deterred from changing a Fund's investment strategy as rapidly as needed, in which case higher turnover rates can be anticipated which would result in greater brokerage expenses.  The overall reasonableness of brokerage commissions paid is evaluated by the Trading Desk based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services.  Higher portfolio turnover rates usually generate additional brokerage commissions and transaction costs, and any short-term gains realized from these transactions are taxable to shareholders as ordinary income.

To the extent that a fund invests in foreign securities, certain of such fund's transactions in those securities may not benefit from the negotiated commission rates available to funds for transactions in securities of domestic issuers.  For funds that permit foreign exchange transactions, such transactions are made with banks or institutions in the interbank market at prices reflecting a mark-up or mark-down and/or commission.

The portfolio managers may deem it appropriate for one fund or account they manage to sell a security while another fund or account they manage is purchasing the same security.  Under such circumstances, the portfolio managers may arrange to have the purchase and sale transactions effected directly between the funds and/or accounts ("cross transactions").  Cross transactions will be effected in accordance with procedures adopted pursuant to Rule 17a-7 under the 1940 Act.

Funds and accounts managed by the Manager, an affiliated entity or a sub-investment adviser may own significant positions in portfolio companies which, depending on market conditions, may affect adversely the ability to dispose of some or all of such positions.

The Funds contemplate that, consistent with the policy of seeking best price and execution, brokerage transactions may be conducted through affiliates of the Manager.  The Board has adopted procedures in conformity with Rule 17e-1 under the 1940 Act to ensure that all brokerage commissions paid to affiliates of the Manager are reasonable and fair.

The Funds will not pay brokerage commissions or sales loads to buy and sell shares of the Underlying Funds.

Soft Dollars.  The term "soft dollars" is commonly understood to refer to arrangements where an investment adviser uses client (or fund) brokerage commissions to pay for research and other services to be used by the investment adviser.  Section 28(e) of the Securities Exchange Act of 1934 provides a "safe harbor" that permits investment advisers to enter into soft dollar arrangements if the investment adviser determines in good faith that the amount of the commission is reasonable in relation to the value of the brokerage and research services provided.  Eligible products and services under Section 28(e) include those that provide lawful and appropriate assistance to the investment adviser in the performance of its investment decision-making responsibilities.

Subject to the policy of seeking best execution, Dreyfus-managed funds may execute transactions with brokerage firms that provide research services and products, as defined in Section 28(e).  Any and all research products and services received in connection with brokerage commissions will be used to assist the applicable affiliated entity or sub-investment adviser in its investment decision-making responsibilities, as contemplated under Section 28(e).  Under certain conditions, higher brokerage commissions may be paid in connection with certain transactions in return for research products and services.

The products and services provided under these arrangements permit the Trading Desk to supplement its own research and analysis activities, and provide it with information from individuals and research staffs of many securities firms.  Such services and products may include, but are not limited to the following:  fundamental research reports (which may discuss, among other things, the value of securities, or the advisability of investing in, purchasing or selling securities, or the availability of securities or the purchasers or sellers of securities, or issuers, industries, economic factors and trends, portfolio strategy and performance); current market data and news; technical and portfolio analyses; economic forecasting and interest rate projections; and historical information on securities and companies.  The Trading Desk also may defray the costs of certain services and communication systems that facilitate trade execution (such as on-line quotation systems, direct data feeds from stock exchanges and on-line trading systems with brokerage commissions generated by client transactions) or functions related thereto (such as clearance and settlement).  Some of the research products or services received by the Trading Desk may have both a research function and a non-research administrative function (a "mixed use").  If the Trading Desk determines that any research product or service has a mixed use, the Trading Desk will allocate in good faith the cost of such service or product accordingly.  The portion of the product or service that the Trading Desk determines will assist it in the investment decision-making process may be paid for in soft dollars.  The non-research portion is paid for by the Trading Desk in hard dollars.

The Trading Desk generally considers the amount and nature of research, execution and other services provided by brokerage firms, as well as the extent to which such services are relied on, and attempts to allocate a portion of the brokerage business of its clients on the basis of that consideration.  Neither the services nor the amount of brokerage given to a particular brokerage firm are made pursuant to any agreement or commitment with any of the selected firms that would bind the Trading Desk to compensate the selected brokerage firm for research provided.  The Trading Desk endeavors, but is not legally obligated, to direct sufficient commissions to broker/dealers that have provided it with research and other services to ensure continued receipt of research the Trading Desk believes is useful.  Actual commissions received by a brokerage firm may be more or less than the suggested allocations.

There may be no correlation between the amount of brokerage commissions generated by a particular fund or client and the indirect benefits received by that fund or client.  The affiliated entity or sub-investment adviser may receive a benefit from the research services and products that is not passed on to a fund in the form of a direct monetary benefit.  Further, research services and products may be useful to the affiliated entity or sub-investment adviser in providing investment advice to any of the funds or clients it advises.  Likewise, information made available to the affiliated entity or sub-investment adviser from brokerage firms effecting securities transactions for a fund may be utilized on behalf of another fund or client.  Information so received is in addition to, and not in lieu of, services required to be performed by the affiliated entity or sub-investment adviser and fees are not reduced as a consequence of the receipt of such supplemental information.  Although the receipt of such research services does not reduce the normal independent research activities of the affiliated entity or sub-investment adviser, it enables them to avoid the additional expenses that might otherwise be incurred if it were to attempt to develop comparable information through its own staff.

IPO Allocations.  Certain funds advised by the Manager (and where applicable, a sub-adviser or Dreyfus affiliate) may participate in IPOs.  In deciding whether to purchase an IPO, the Manager (and where applicable, a sub-adviser or Dreyfus affiliate) generally considers the capitalization characteristics of the security, as well as other characteristics of the security, and identifies funds and accounts with investment objectives and strategies consistent with such a purchase.  Generally, as more IPOs involve small- and mid-cap companies, the funds and accounts with a small- and mid-cap focus may participate in more IPOs than funds and accounts with a large-cap focus.  The Manager (and where applicable, a sub-adviser or Dreyfus affiliate), when consistent with the fund's and/or account's investment guidelines, generally will allocate shares of an IPO on a pro rata basis.  In the case of "hot" IPOs, where the Manager (and if applicable, a sub-adviser or Dreyfus affiliate) only receives a partial allocation of the total amount requested, those shares will be distributed fairly and equitably among participating funds or accounts managed by the Manager (or where applicable, a sub-adviser or Dreyfus affiliate).  "Hot" IPOs raise special allocation concerns because opportunities to invest in such issues are limited as they are often oversubscribed.  The distribution of the partial allocation among funds and/or accounts will be based on relevant net asset values.  Shares will be allocated on a pro rata basis to all appropriate funds and accounts, subject to a minimum allocation based on trading, custody, and other associated costs.  International hot IPOs may not be allocated on a pro rata basis due transaction costs, market liquidity and other factors unique to international markets.

Regular Broker-Dealers.  Each Fund may acquire securities issued by one or more of its "regular brokers or dealers," as defined in Rule 10b-1 under the 1940 Act.  Rule 10b-1 provides that a "regular broker or dealer" is one of the ten brokers or dealers that, during the Fund's most recent fiscal year (i) received the greatest dollar amount of brokerage commissions from participating, either directly or indirectly, in the Fund's portfolio transactions, (ii) engaged as principal in the largest dollar amount of the Fund's portfolio transactions or (iii) sold the largest dollar amount of the Fund's securities.

Disclosure of Portfolio Holdings.  It is the policy of Dreyfus to protect the confidentiality of fund portfolio holdings and prevent the selective disclosure of non-public information about such holdings.  Each fund, or its duly authorized service providers, publicly discloses its portfolio holdings in accordance with regulatory requirements, such as periodic portfolio disclosure in filings with the SEC.  Each non-money market fund, or its duly authorized service providers, may publicly disclose its complete schedule of portfolio holdings at month-end, with a one-month lag, at www.dreyfus.com.  In addition, fifteen days following the end of each calendar quarter, each non-money market fund, or its duly authorized service providers, may publicly disclose on the website its complete schedule of portfolio holdings as of the end of such quarter.  Each money market fund will disclose daily on www.dreyfus.com the fund's complete schedule of holdings as of the end of the previous business day.  The schedule of holdings will remain on the website until the date on which the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

If a fund's portfolio holdings are released pursuant to an ongoing arrangement with any party, such fund must have a legitimate business purpose for doing so, and neither the fund, nor Dreyfus or its affiliates, may receive any compensation in connection with an arrangement to make available information about the fund's portfolio holdings.  Funds may distribute portfolio holdings to mutual fund evaluation services such as Standard & Poor's, Morningstar or Lipper Analytical Services; due diligence departments of broker-dealers and wirehouses that regularly analyze the portfolio holdings of mutual funds before their public disclosure; and broker-dealers that may be used by the fund, for the purpose of efficient trading and receipt of relevant research, provided that: (a) the recipient does not distribute the portfolio holdings to persons who are likely to use the information for purposes of purchasing or selling fund shares or fund portfolio holdings before the portfolio holdings become public information; and (b) the recipient signs a written confidentiality agreement.

Funds may also disclose any and all portfolio information to their service providers and others who generally need access to such information in the performance of their contractual duties and responsibilities and are subject to duties of confidentiality, including a duty not to trade on non-public information, imposed by law and/or contract.  These service providers include the fund's custodian, independent registered public accounting firm, investment adviser, administrator, and each of their respective affiliates and advisers.

Disclosure of portfolio holdings may be authorized only by the Company's Chief Compliance Officer, and any exceptions to this policy are reported quarterly to the Company's Board.

SUMMARY OF THE PROXY VOTING POLICY, PROCEDURES AND GUIDELINES OF
 THE DREYFUS FAMILY OF FUNDS

The Board of each fund in the Dreyfus Family of Funds has delegated to the Manager the authority to vote proxies of companies held in the fund's portfolio.  The Manager, through its participation on the BNY Mellon Proxy Policy Committee (the "PPC"), applies BNY Mellon's Proxy Voting Policy, related procedures, and voting guidelines when voting proxies on behalf of the funds.

The Manager recognizes that an investment adviser is a fiduciary that owes its clients, including funds it manages, a duty of utmost good faith and full and fair disclosure of all material facts.  An investment adviser's duty of loyalty requires an adviser to vote proxies in a manner consistent with the best financial and economic interest of its clients and precludes the adviser from subrogating the clients' interests to its own.  In addition, an investment adviser voting proxies on behalf of a fund must do so in a manner consistent with the best financial and economic interests of the fund and its shareholders.

The Manager seeks to avoid material conflicts of interest by participating in the PPC, which applies detailed, pre-determined written proxy voting guidelines (the "Voting Guidelines") in an objective and consistent manner across client accounts, based on internal and external research and recommendations provided by a third party vendor, and without consideration of any client relationship factors.  Further, the Manager and its affiliates engage a third party as an independent fiduciary to vote all proxies for BNY Mellon securities and proxies of mutual funds sponsored by Dreyfus or its affiliates (including the Dreyfus Family of Funds), and may engage an independent fiduciary to vote proxies of other issuers in Dreyfus’ and its affiliates’ discretion.

All proxies received by the funds are reviewed, categorized, analyzed and voted in accordance with the Voting Guidelines.  The guidelines are reviewed periodically and updated as necessary to reflect new issues and any changes in BNY Mellon's or the Manager's policies on specific issues.  Items that can be categorized under the Voting Guidelines are voted in accordance with any applicable guidelines or referred to the PPC, if the applicable guidelines so require. Proposals for which a guideline has not yet been established, for example, new proposals arising from emerging economic or regulatory issues, are referred to the PPC for discussion and vote.  Additionally, the PPC may elect to review any proposal where it has identified a particular  issue for special scrutiny in light of new information.  With regard to voting proxies of foreign companies, the Manager weighs the cost of voting and potential inability to sell the securities (which may occur during the voting process) against the benefit of voting the proxies to determine whether or not to vote.  With respect to securities lending transactions, the Manager seeks to balance the economic benefits of continuing to participate in an open securities lending transaction against the inability to vote proxies.

When evaluating proposals, the PPC recognizes that the management of a publicly-held company may need protection from the market's frequent focus on short-term considerations, so as to be able to concentrate on such long-term goals as productivity and development of competitive products and services.  In addition, the PPC generally supports proposals designed to provide management with short-term insulation from outside influences so as to enable them to bargain effectively with potential suitors to the extent such proposals are discrete and not bundled with other proposals.  The PPC believes that a shareholder's role in the governance of a publicly-held company is generally limited to monitoring the performance of the company and its management and voting on matters which properly come to a shareholder vote.  However, the PPC generally opposes proposals designed to insulate an issuer's management unnecessarily from the wishes of a majority of shareholders.

On questions of social responsibility where economic performance does not appear to be an issue, the PPC attempts to ensure that management reasonably responds to the social issues.  Responsiveness will be measured by management's efforts to address the particular social issue including, where appropriate, assessment of the implications of the proposal to the ongoing operations of the company.  The PPC will pay particular attention to repeat issues where management has failed in its commitment in the intervening period to take actions on issues. With respect to funds having investment policies that require proxies to be cast in a certain manner on particular social responsibility issues, proposals relating to such issues are evaluated and voted separately by the fund's portfolio manager in accordance with such policies, rather than pursuant to the PPC process described above.

In evaluating proposals regarding incentive plans and restricted stock plans, the PPC typically employs a shareholder value transfer model.  This model seeks to assess the amount of shareholder equity flowing out of the company to executives as options are exercised.  After determining the cost of the plan, the PPC evaluates whether the cost is reasonable based on a number of factors, including industry classification and historical performance information.  The PPC generally votes against proposals that permit the repricing or replacement of stock options without shareholder approval or that are silent on repricing and the company has a history of repricing stock options in a manner that the PPC believes is detrimental to shareholders.

Information regarding how proxies were voted for the Funds is available on the Dreyfus Family of Funds' website at http://www.dreyfus.com and on the SEC's website at http://www.sec.gov on the fund's Form N-PX filed with the Commission.

INFORMATION ABOUT THE COMPANY AND FUNDS

Each Fund share has one vote and, when-issued and paid for in accordance with the terms of the offering, is fully paid and non-assessable.  Fund shares are of one class and have equal rights as to dividends and in liquidation.  Shares have no preemptive, subscription or conversion rights and are freely transferable.

Unless otherwise required by the 1940 Act, ordinarily it will not be necessary for the Funds to hold annual meetings of shareholders.  As a result, Fund shareholders may not consider each year the election of Board members or the appointment of auditors.  However, the holders of at least 10% of the shares outstanding and entitled to vote may require the Company to hold a special meeting of shareholders for purposes of removing a Board member from office.  Shareholders may remove a Board member by the affirmative vote of a majority of the Company's outstanding voting shares.  In addition, the Board will call a meeting of shareholders for the purpose of electing Board members if, at any time, less than a majority of the Board members then holding office have been elected by shareholders.

The Company is a "series fund," which is a mutual fund divided into separate portfolios, each of which is treated as a separate entity for certain matters under the 1940 Act and for other purposes.  A shareholder of one portfolio is not deemed to be a shareholder of any other portfolio.  For certain matters shareholders vote together as a group; as to others they vote separately by portfolio.

To date, the Board has authorized the creation of ten series of shares.  All consideration received by the Company for shares of a series, and all assets in which such consideration is invested, will belong to that series (subject only to the rights of creditors of the Company) and will be subject to the liabilities related thereto.  The income attributable to, and the expenses of, a series will be treated separately from those of the other series of the Company.  The Company has the ability to create, from time to time, new series without shareholder approval.

Rule 18f-2 under the 1940 Act provides that any matter required to be submitted under the provisions of the 1940 Act or applicable state law or otherwise to the holders of the outstanding voting securities of an investment company, such as the Company, will not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series affected by such matter.  Rule 18f-2 further provides that a series shall be deemed to be affected by a matter unless it is clear that the interests of each series in the matter are identical or that the matter does not affect any interest of such series.  Rule
18f-2 exempts the selection of the independent registered public accounting firm and the election of Board members from the separate voting requirements of the Rule.

Each Fund is intended to be a long-term investment vehicle and is not designed to provide investors with a means of speculating on short-term market movements.  A pattern of frequent purchases and exchanges can be disruptive to efficient portfolio management and, consequently, can be detrimental to a Fund's performance and its shareholders.  If Fund management determines that an investor is following an abusive investment strategy, it may reject any purchase request, or terminate the investor's exchange privilege, with or without prior notice.  Such investors also may be barred from purchasing shares of other funds in the Dreyfus Family of Funds.  Accounts under common ownership or control may be considered as one account for purposes of determining a pattern of excessive or abusive trading.  In addition, a Fund may refuse or restrict purchase or exchange requests for Fund shares by any person or group if, in the judgment of Fund management, the Fund would be unable to invest the money effectively in accordance with its investment objective and policies or could otherwise be adversely affected or if the Fund receives or anticipates receiving simultaneous orders that may significantly affect the Fund.  If an exchange request is refused, the Company will take no other action with respect to Fund shares until it receives further instructions from the investor.  While the Company will take reasonable steps to prevent excessive short term trading deemed to be harmful to a Fund, it may not be able to identify excessive trading conducted through certain financial intermediaries or omnibus accounts.

Effective May 17, 2006, the Company changed its name from "Dreyfus Premier New Leaders Fund, Inc." to its current name.

The Company will send annual and semi-annual financial statements to all of its shareholders.

The following shareholders are known by the Company to own of record 5% or more of the indicated Fund's outstanding voting securities on December 10, 2010.  A shareholder who beneficially owns, directly or indirectly, more than 25% of a Fund's voting securities may be deemed a "control person" (as defined in the 1940 Act) of the Fund.

DREYFUS CONSERVATIVE ALLOCATION FUND

Pershing LLC P.O. Box 2052 Jersey City, NJ 07303-2052	9.5339%

DREYFUS Moderate ALLOCATION FUND

Pershing LLC P.O. Box 2052 Jersey City, NJ 07303-2052	11.0127%

DREYFUS GROWTH ALLOCATION FUND

Pershing LLC P.O. Box 2052 Jersey City, NJ 07303-2052	15.7914%

COUNSEL AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Stroock & Stroock & Lavan LLP, 180 Maiden Lane, New York, New York 10038‑4982, as counsel for the Company, has rendered its opinion as to certain legal matters regarding the due authorization and valid issuance of the shares being sold pursuant to the Funds' Prospectus.

Ernst & Young LLP, 5 Times Square, New York, New York 10036, an independent registered public accounting firm, has been selected to serve as the independent registered public accounting firm for each Fund. APPENDIX

Rating Categories

Description of certain ratings assigned by Standard & Poor's Ratings Services ("S&P"), Moody's Investors Service ("Moody's"), and Fitch Ratings ("Fitch"):

S&P

Long-term

AAA

An obligation rated 'AAA' has the highest rating assigned by S&P.  The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA

An obligation rated 'AA' differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A

An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB

An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C

Obligations rated 'BB', 'B', 'CCC', 'CC', and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB

An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B

An obligation rated 'B' is more vulnerable to nonpayment than obligations rated 'BB', but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC

An obligation rated 'CCC' is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC

An obligation rated 'CC' is currently highly vulnerable to nonpayment.

C

A subordinated debt or preferred stock obligation rated 'C' is currently highly vulnerable to nonpayment.  The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued.  A 'C' also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

D

An obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

r

The symbol 'r' is attached to the ratings of instruments with significant noncredit risks.  It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating.  Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk—such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

N.R.

The designation 'N.R.' indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular obligation as a matter of policy.

Note:  The ratings from 'AA' to 'CCC' may be modified by the addition of a plus (+) or minus (-) sign designation to show relative standing within the major rating categories.

Short-term

A short-term obligation rated 'A-1' is rated in the highest category by S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are given a plus sign (+) designation.  This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A short-term obligation rated 'A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B

A short-term obligation rated 'B' is regarded as having significant speculative characteristics.  The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet is financial commitment on the obligation.

C

A short-term obligation rated 'C' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D

A short-term obligation rated 'D' is in payment default.  The 'D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.  The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Moody's

Long-term

Aaa

Bonds rated 'Aaa' are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa

Bonds rated 'Aa' are judged to be of high quality by all standards. Together with the 'Aaa' group they comprise what are generally known as high-grade bonds.  They are rated lower than the best bonds because margins of protection may not be as large as in 'Aaa' securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the 'Aaa' securities.

A

Bonds rated 'A' possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa

Bonds rated 'Baa' are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba

Bonds rated 'Ba' are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B

Bonds rated 'B' generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa

Bonds rated 'Caa' are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca

Bonds rated 'Ca' represent obligations which are speculative in a high degree.  Such issues are often in default or have other marked shortcomings.

C

Bonds rated 'C' are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note:  Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from 'Aa' through 'Caa'. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Prime rating system (short-term)

Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

Leading market positions in well-established industries.

High rates of return on funds employed.

Conservative capitalization structure with moderate reliance on debt and ample asset protection.

Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

Well-established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Issuers rated Not Prime do not fall within any of the Prime rating categories.

Fitch

Long-term investment grade

AAA

Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA

Very high credit quality. 'AA' ratings denote a very low expectation of credit risk.  They indicate very strong capacity for timely payment of financial commitments.  This capacity is not significantly vulnerable to foreseeable events.

A

High credit quality. 'A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB

Good credit quality. 'BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Long-term speculative grade

BB

Speculative. 'BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B

Highly speculative. 'B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C

High default risk. Default is a real possibility.  Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. 'CC' ratings indicate that default of some kind appears probable.  'C' ratings signal imminent default.

DDD, DD, D

Default.  The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. 'DDD' obligations have the highest potential for recovery, around 90% - 100% of outstanding amounts and accrued interest. 'DD' ratings indicate potential recoveries in the range of 50% - 90% and 'D' the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated 'DDD' have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated 'DD' and 'D' are generally undergoing a formal reorganization or liquidation process; those rated 'DD' are likely to satisfy a higher portion of their outstanding obligations, while entities rated 'D' have a poor prospect of repaying all obligations.

Short-term

A short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1

Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2

Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3

Fair credit quality.  The capacity for timely payment of financial commitment is adequate; however, near-term adverse changes could result in a reduction non-investment grade.

B

Speculative.  Minimal capacity for timely payment of financial commitments plus vulnerability to near-term adverse changes in financial and economic conditions.

C

High default risk.  Default is a real possibility.  Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D

Default.  Denotes actual or imminent payment default.

'NR' indicates that Fitch does not rate the issuer or issue in question.

Notes to long-term and short-term ratings:  A plus (+) or minus (-) sign designation may be appended to a rating to denote relative status within major rating categories.  Such suffixes are not added to the 'AAA' long-term rating category, to categories below 'CCC', or to short-term ratings other than 'F1.'

Strategic Funds, Inc.

PART C. OTHER INFORMATION

Item 28. Exhibits.

      (a)(i)                 Registrant's Articles of Incorporation and Articles of Amendment are incorporated by reference to Exhibit (1) of Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A, filed on April 25, 1996.

      (a)(ii)                Articles of Amendment and Articles Supplementary, as amended, are incorporated by reference to Exhibit (a) of Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A, filed on September 27, 2002.

(a)(iii)               Articles of Amendment are incorporated by reference to Exhibit (a)(iii) of Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A, filed on May 16, 2006.

(a)(iv)               Articles Supplementary are incorporated by reference to Exhibit (a)(iv) of Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A, filed on May 16, 2006.

(a)(v)                Articles Supplementary, as revised, are incorporated by reference to Exhibit (a)(v) of Post-Effective Amendment No. 50 to the Registration Statement on Form N-1A, filed on December 16, 2008.

(a)(vi)               Articles of Amendment are incorporated by reference to Exhibit (a)(vi) of Post-Effective Amendment No. 53 to the Registration Statement on Form N-1A, filed on April 30, 2009.

(a)(vii)            Articles of Supplementary are incorporated by reference to Exhibit (a)(vii) of Post-Effective Amendment No. 56 to the Registration Statement on Form N-1A, filed on September 25, 2009.

(a)(viii)             Articles of Supplementary are incorporated by reference to Exhibit (a)(viii) of Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A, filed on June 29, 2010.

                          (b)           Registrant's By‑Laws, as amended are incorporated by reference to Exhibit (b) of Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A, filed on April 26, 2006.

      (d)(i)                 Management Agreement, as revised, is incorporated by reference to Exhibit (d)(i) of Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A, filed on June 29, 2010.

(d)(ii)            Sub-Investment Advisory Agreement with Walter Scott & Partners Limited, as amended, is incorporated by reference to Exhibit (d)(ii) of Post-Effective Amendment No. 46 to the Registration Statement on Form N-1A, filed on May 27, 2008.

      (d)(iii)           Sub-Investment Advisory Agreement with Riverbridge Partners, LLC. is incorporated by reference to Exhibit (d)(iii) of Post-Effective Amendment No. 50 to the Registration Statement on Form N-1A, filed on December 16, 2008.

      (d)(iv)           Sub-Investment Advisory Agreement with Walthausen & Co., LLC. is incorporated by reference to Exhibit (d)(iv) of Post-Effective Amendment No. 50 to the Registration Statement on Form N-1A, filed on December 16, 2008.

      (d)(v)            Sub-Investment Advisory Agreement with Thompson, Siegel and Walmsley LLC is incorporated by reference to Exhibit (d)(v) of Post-Effective Amendment No. 50 to the Registration Statement on Form N-1A, filed on December 16, 2008.

(d)(vi)           Sub-Investment Advisory Agreement with WestLB Mellon Asset Management (USA) LLC. is incorporated by reference to Exhibit (d)(ii) of Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A, filed on May 16, 2006.

(d)(vii)           Sub-Investment Advisory Agreement with Mellon Equity Associates, LLP. is incorporated by reference to Exhibit (d)(iii) of Post-Effective Amendment No. 37 to the Registration Statement on Form N-1A, filed on November 22, 2006.

      (d)(viii)             Sub-Investment Advisory Agreement with Neuberger Berman Management LLC is incorporated by reference to Exhibit (d)(ix) of Post-Effective Amendment No. 60 to the Registration Statement on Form N-1A, filed on March 30, 2010.

(d)(ix)               Sub-Investment Advisory Agreement with Cupps Capital Management, LLC, with respect to Dreyfus Select Managers Large Cap Growth Fund is incorporated by reference to Exhibit (d)(ix) of Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A, filed on June 29, 2010.

     (d)(x)                 Sub-Investment Advisory Agreement with Goldman Sachs Asset Management, L.P., with respect to Dreyfus Select    Managers Large Cap Growth Fund is incorporated by reference to Exhibit (d)(x) of Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A, filed on June 29, 2010.

     (d)(xi)                Sub-Investment Advisory Agreement with Mar Vista Investment Partners, LLC, with respect to Dreyfus Select Managers Large Cap Growth Fund is incorporated by reference to Exhibit (d)(xi) of Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A, filed on June 29, 2010.

     (d)(xii)               Sub-Investment Advisory Agreement with Riverbridge Partners, LLC, with respect to Dreyfus Select Managers Small Cap Growth Fund is incorporated by reference to Exhibit (d)(xii) of Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A, filed on June 29, 2010.

     (d)(xiii)              Sub-Investment Advisory Agreement with Geneva Capital Management Ltd, with respect to Dreyfus Select Managers Small Cap Growth Fund is incorporated by reference to Exhibit (d)(xiii) of Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A, filed on June 29, 2010.

     (d)(xiv)              Sub-Investment Advisory Agreement with Cupps Capital Management, LLC, with respect to Dreyfus Select Managers Small Cap Growth Fund is incorporated by reference to Exhibit (d)(xiv) of Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A, filed on June 29, 2010.

     (d)(xv)               Portfolio Allocation Management Agreement, as revised, is incorporated by reference to Exhibit (d)(xv) of Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A, filed on June 29, 2010.

(e)(i)                  Form of Amended Distribution Agreement is incorporated by reference to Exhibit (e)(i) of Post-Effective Amendment No. 64 to the Registration Statement on Form N-1A, filed on September 29, 2010.

(e)(ii)                 Distribution and Shareholders Services Plan Agreements, as amended, are incorporated by reference to Exhibit (e)(ii) of Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A, filed on September 27, 2002.

(e)(iii)                Forms of Supplement to Service Agreements are incorporated by reference to Exhibit (e)(iii) of Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A, filed on April 27, 2007.

(g)(i)                  Amended and Restated Custody Agreement with Mellon Bank, N.A. is incorporated by reference to Exhibit (8)(a) of Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A, filed on April 25, 1996. Sub-Custodian Agreement is incorporated by reference to Exhibit (8)(b) of Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A, filed on April 25, 1996.

(g)(ii)                 Sub-Custodian Agreement is incorporated by reference to Exhibit (8)(b) of Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A, filed on April 25, 1996.

(g)(iii)                Form of Custody Agreement with The Bank of New York Mellon is filed herewith.

(g)(iv)                Foreign Custody Manager Agreement with The Bank of New York is incorporated by reference to Exhibit (g)(iii) of Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A, filed on May 16, 2006.

      (h)(i)                 Shareholder Services Plan, as revised, is incorporated by reference to Exhibit (h)(i) of Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A, filed on June 29, 2010.

      (h) (ii)               Amended and Restated Transfer Agency Agreement is incorporated by reference to Exhibit (h)(ii) of Post-Effective Amendment No. 42 to the Registration Statement on Form N-1A, filed on February 28, 2008.

      (i)                      Opinion and Consent of Registrant's counsel are incorporated by reference to Exhibit (10) of Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A, filed on April 25, 1996.

(j)                                 Consent of Independent Registered Public Accounting Firm is filed herewith.

(m)                             Rule 12b-1 Distribution Plan, as revised, is incorporated by reference to Exhibit (m) of Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A, filed on June 29, 2010.

(n)                               Rule 18f-3 Plan, as revised, is incorporated by reference to Exhibit (n) of Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A, filed on June 29, 2010.

(p)(i)                 Code of Ethics of the Bank of New York Mellon, is incorporated by reference to Exhibit (p)(i) of Post-Effective Amendment No. 42 to the Registration Statement on Form N-1A, filed on February 28, 2008.

      (p)(ii)            Code of Ethics for Walthausen & Co. LLC is incorporated by reference to Exhibit (p)(ii) of Post-Effective Amendment No. 50 to the Registration Statement on Form N-1A, filed on December 16, 2008.

      (p)(iii)           Code of Ethics for Riverbridge Partners, LLC is incorporated by reference to Exhibit (p)(iii) of Post-Effective Amendment No. 50 to the Registration Statement on Form N-1A, filed on December 16, 2008.

      (p)(iv)           Code of Ethics for Thompson, Siegel and Walmsley LLC is incorporated by reference to Exhibit (p)(iv) of Post-Effective Amendment No. 50 to the Registration Statement on Form N-1A, filed on December 16, 2008.

      (p)(v)                Code of Ethics for Cupps Capital Management, LLC is incorporated by reference to Exhibit (p)(v) of Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A, filed on June 29, 2010.

      (p)(vi)               Code of Ethics for Goldman Sachs Asset Management, L.P. is incorporated by reference to Exhibit (p)(vi) of Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A, filed on June 29, 2010.

      (p)(vii)              Code of Ethics for Mar Vista Investment Partners, LLC is incorporated by reference to Exhibit (p)(vii) of Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A, filed on June 29, 2010.

      (p)(viii)             Code of Ethics for Geneva Capital Management Ltd. is incorporated by reference to Exhibit (p)(viii) of Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A, filed on June 29, 2010.

(p)(ix)               Code of Ethics for the Nonmanagement Board members of the Dreyfus Family of Funds is incorporated by reference to Exhibit (p)(iv) of Post-Effective Amendment No. 60 to the Registration Statement on Form N-1A, filed on March 30, 2010.

Item 28.                 Exhibits. ‑ List (continued)

_______                _____________________________________________________

                                Other Exhibits

                                ______________

a)       Power of Attorney of certain officers of the Registrant is incorporated by reference to Other Exhibits (a) of Post-Effective Amendment No. 58 to the Registration Statement on Form N-1A, filed on January 29, 2010.

b)       Certificate of Assistant Secretary is  incorporated by reference to Other Exhibits (b) of Post-Effective Amendment No. 60 to the Registration Statement on Form N-1A, filed on March 30, 2010.

Item 29.                 Persons Controlled by or under Common Control with Registrant.

_______                ______________________________________________________________

                                Not Applicable

Item 30.                 Indemnification

_______                _______________

                    The Registrant's charter documents set forth the circumstances under which indemnification shall be provided to any past or present Board member or officer of the Registrant. The Registrant also has entered into a separate agreement with each of its Board members that describes the conditions and manner in which the Registrant indemnifies each of its Board members against all liabilities incurred by them (including attorneys' fees and other litigation expenses, settlements, fines and penalties), or which may be threatened against them, as a result of being or having been a Board member of the Registrant. These indemnification provisions are subject to applicable state law and to the limitation under the Investment Company Act of 1940, as amended, that no board member or officer of a fund may be protected against liability for willful misfeasance, bad faith, gross negligence or reckless disregard for the duties of his or her office. Reference is hereby made to the following: Article SEVENTH of the Registrant's Articles of Incorporation, Article VIII of the Registrant's By-Laws, as amended, Section 2-418 of the Maryland General Corporation Law, and Section 1.11 of the Distribution Agreement.

Item 31.                 Business and Other Connections of Investment Adviser.

_______                  ____________________________________________________

                                The Dreyfus Corporation ("Dreyfus") and subsidiary companies comprise a financial service organization whose business consists primarily of providing investment management services as the investment adviser, manager and distributor for sponsored investment companies registered under the Investment Company Act of 1940 and as an investment adviser to institutional and individual accounts.  Dreyfus also serves as sub-investment adviser to and/or administrator of other investment companies. MBSC Securities Corporation, a wholly-owned subsidiary of Dreyfus, serves primarily as a registered broker-dealer of shares of investment companies sponsored by Dreyfus and of other investment companies for which Dreyfus acts as investment adviser, sub-investment adviser or administrator.

ITEM 31.              Business and Other Connections of Investment Adviser (continued)

                                Officers and Directors of Investment Adviser

Name and Position With Dreyfus	Other Businesses	Position Held	Dates

Jonathan Baum Chief Executive Officer and Chair of the Board	MBSC Securities Corporation++	Chief Executive Officer Chairman of the Board Director Executive Vice President	3/08 - Present 3/08 - Present 6/07 - 3/08 6/07 - 3/08

J. Charles Cardona

President and Director	MBSC Securities Corporation++	Director Executive Vice President	6/07 - Present 6/07 - Present

	Universal Liquidity Funds plc+	Director	4/06 - Present

Diane P. Durnin

Vice Chair and Director	None

Phillip N. Maisano Director, Vice Chair and Chief Investment Officer	The Bank of New York Mellon *****	Senior Vice President	7/08 - Present

	BNY Mellon, National Association +	Senior Vice President	7/08 - Present

	Mellon Bank, N.A.+	Senior Vice President	4/06 - 6/08

	BNY Alcentra Group Holdings, Inc.++	Director	10/07 - Present

BNY Mellon Investment Office GP LLC*

		Manager	4/07 - Present

	Mellon Global Alternative Investments Limited London, England	Director	8/06 - Present

	Pareto Investment Management Limited London, England	Director	4/08 - Present

	The Boston Company Asset Management NY, LLC*	Manager	10/07 - Present

	The Boston Company Asset Management, LLC*	Manager	12/06 - Present

	Urdang Capital Management, Inc. 630 West Germantown Pike, Suite 300 Plymouth Meeting, PA 19462	Director	10/07 - Present

	Urdang Securities Management, Inc. 630 West Germantown Pike, Suite 300 Plymouth Meeting, PA 19462	Director	10/07 - Present

	EACM Advisors LLC 200 Connecticut Avenue Norwalk, CT 06854-1940	Chairman of Board	8/04 - Present

Phillip N. Maisano Director, Vice Chair and Chief Investment Officer

(continued)

	Founders Asset Management LLC****	Member, Board of Managers	11/06 - 12/09

	Standish Mellon Asset Management Company, LLC Mellon Financial Center 201 Washington Street Boston, MA 02108-4408	Board Member	12/06 - Present

	Mellon Capital Management Corporation***	Director	12/06 - Present

	Newton Management Limited London, England	Board Member	12/06 - Present

	Franklin Portfolio Associates, LLC*	Board Member	12/06 - Present

Robert G. Capone

Director	MBSC Securities Corporation++	Executive Vice President Director	4/07 – Present 4/07 – Present

Mitchell E. Harris

Director	Standish Mellon Asset Management Company LLC Mellon Financial Center 201 Washington Street Boston, MA 02108-4408	Chairman Chief Executive Officer Member, Board of Managers	2/05 - Present 8/04 - Present 10/04 - Present

	Alcentra NY, LLC++	Manager	1/08 - Present

	Alcentra US, Inc. ++	Director	1/08 - Present

	Alcentra, Inc. ++	Director	1/08 - Present

	BNY Alcentra Group Holdings, Inc.	Director	10/07 - Present

	Pareto New York LLC ++	Manager	11/07 - Present

	Standish Ventures LLC Mellon Financial Center 201 Washington Street Boston, MA 02108-4408	President Manager	12/05 - Present 12/05 - Present

	Palomar Management London, England	Director	12/97 - Present

	Palomar Management Holdings Limited London, England	Director	12/97 - Present

	Pareto Investment Management Limited London, England	Director	9/04 - Present

Jeffrey D. Landau

Director	The Bank of New York Mellon+	Executive Vice President	4/07 - Present

	Allomon Corporation+	Treasurer	12/07 - Present

	APT Holdings Corporation+	Treasurer	12/07 - Present

	BNY Mellon, N.A.+	Treasurer	7/07 - 0/10

	Mellon Funding Corporation+ The Bank of New York Mellon Corporation+	Treasurer Treasurer	12/07 - 12/09 7/07 - 01/10

Cyrus Taraporevala

Director	Urdang Capital Management, Inc. 630 West Germantown Pike, Suite 300 Plymouth Meeting, PA 19462	Director	10/07 - Present

	Urdang Securities Management, Inc. 630 West Germantown Pike, Suite 300 Plymouth Meeting, PA 19462	Director	10/07 - Present

	The Boston Company Asset Management NY, LLC*	Manager	08/06 – Present

	The Boston Company Asset Management LLC*	Manager	01/08 – Present

	BNY Mellon, National Association+	Senior Vice President	07/06 - Present

	The Bank of New York Mellon*****	Senior Vice President	07/06 - Present

Scott E. Wennerholm

Director	Mellon Capital Management Corporation***	Director	10/05 - Present

	Newton Management Limited London, England	Director	1/06 - Present

	Gannett Welsh & Kotler LLC	Manager	11/07 - Present

	222 Berkley Street Boston, MA 02116	Administrator	11/07 - Present

	BNY Alcentra Group Holdings, Inc. ++	Director	10/07 - Present

	Ivy Asset Management Corp. One Jericho Plaza Jericho, NY 11753	Director	12/07 - Present

	Urdang Capital Management, Inc. 630 West Germantown Pike, Suite 300 Plymouth Meeting, PA 19462	Director	10/07 - Present

	Urdang Securities Management, Inc. 630 West Germantown Pike, Suite 300 Plymouth Meeting, PA 19462	Director	10/07 - Present

	EACM Advisors LLC 200 Connecticut Avenue Norwalk, CT 06854-1940	Manager	6/04 - Present

Scott E. Wennerholm

Director

(continued)

	Franklin Portfolio Associates LLC*	Manager	1/06 - Present

	The Boston Company Asset Management NY, LLC*	Manager	10/07 - Present

	The Boston Company Asset Management LLC*	Manager	10/05 - Present

	Pareto Investment Management Limited London, England	Director	3/06 - Present

	Standish Mellon Asset Management Company, LLC Mellon Financial Center 201 Washington Street Boston, MA 02108-4408	Member, Board of Managers	10/05 - Present

	The Boston Company Holding, LLC*	Member, Board of Managers	4/06 - Present

	The Bank of New York Mellon *****	Senior Vice President	7/08 - Present

	BNY Mellon, National Association +	Senior Vice President	7/08 - Present

	Mellon Bank, N.A. +	Senior Vice President	10/05 - 6/08

	Mellon Trust of New England, N. A.*	Director Senior Vice President	4/06 - 6/08 10/05 - 6/08

	MAM (DE) Trust+++++	Member of Board of Trustees	1/07 - Present

	MAM (MA) Holding Trust+++++	Member of Board of Trustees	1/07 - Present

Bradley J. Skapyak

Chief Operating Officer and Director	MBSC Securities Corporation++	Executive Vice President	6/07 - Present
	The Bank of New York Mellon****	Senior Vice President	4/07 - Present

	The Dreyfus Family of Funds++	President	1/10 - Present

	Dreyfus Transfer, Inc. ++	Senior Vice President Director	5/10 - Present 5/10 - Present

Dwight Jacobsen

Executive Vice President and Director	None

Patrice M. Kozlowski

Senior Vice President – Corporate Communications	None

Gary Pierce Controller	The Bank of New York Mellon *****	Vice President	7/08 - Present

	BNY Mellon, National Association +	Vice President	7/08 - Present

	The Dreyfus Trust Company+++	Chief Financial Officer Treasurer	7/05 - 6/08 7/05 - 6/08

	Laurel Capital Advisors, LLP+	Chief Financial Officer	5/07 - Present

	MBSC Securities Corporation++	Director Chief Financial Officer	6/07 - Present 6/07 - Present

	Founders Asset Management, LLC****	Assistant Treasurer	7/06 - 12/09
	Dreyfus Consumer Credit Corporation ++	Treasurer	7/05 - 08/10

	Dreyfus Transfer, Inc. ++	Chief Financial Officer	7/05 - Present

	Dreyfus Service Organization, Inc.++	Treasurer	7/05 - Present
	Seven Six Seven Agency, Inc. ++	Treasurer	4/99 - Present

Joseph W. Connolly

Chief Compliance Officer	The Dreyfus Family of Funds++	Chief Compliance Officer	10/04 - Present

	Laurel Capital Advisors, LLP+	Chief Compliance Officer	4/05 - Present

	BNY Mellon Funds Trust++	Chief Compliance Officer	10/04 - Present

	MBSC Securities Corporation++	Chief Compliance Officer	6/07 – Present

Gary E. Abbs

Vice President – Tax	The Bank of New York Mellon+	First Vice President and Manager of Tax Compliance	12/96 – Present

	Dreyfus Service Organization++	Vice President – Tax	01/09 – Present

	Dreyfus Consumer Credit Corporation++	Chairman President	01/09 – 08/10 01/09 – 08/10

	MBSC Securities Corporation++	Vice President – Tax	01/09 – Present

Jill Gill

Vice President – Human Resources	MBSC Securities Corporation++	Vice President	6/07 – Present

	The Bank of New York Mellon *****	Vice President	7/08 – Present

	BNY Mellon, National Association +	Vice President	7/08 - Present

	Mellon Bank N.A. +	Vice President	10/06 – 6/08

Joanne S. Huber

Vice President – Tax	The Bank of New York Mellon+	State & Local Compliance Manager	07/1/07 – Present

	Dreyfus Service Organization++	Vice President – Tax	01/09 – Present

	Dreyfus Consumer Credit Corporation++	Vice President – Tax	01/09 – 08/10

	MBSC Securities Corporation++	Vice President – Tax	01/09 – Present

Anthony Mayo

Vice President – Information Systems	None

John E. Lane Vice President	A P Colorado, Inc. +	Vice President – Real Estate and Leases	8/07 - Present
	A P East, Inc. +	Vice President– Real Estate and Leases	8/07 - Present
	A P Management, Inc. +	Vice President– Real Estate and Leases	8/07 - Present
	A P Properties, Inc. +	Vice President – Real Estate and Leases	8/07 - Present
	Allomon Corporation+	Vice President– Real Estate and Leases	8/07 - Present
	AP Residential Realty, Inc. +	Vice President– Real Estate and Leases	8/07 - Present
	AP Wheels, Inc. +	Vice President– Real Estate and Leases	8/07 - Present
	BNY Mellon, National Association +	Vice President – Real Estate and Leases	7/08 - Present
	Citmelex Corporation+	Vice President– Real Estate and Leases	8/07 - Present
	Eagle Investment Systems LLC 65 LaSalle Road West Hartford, CT 06107	Vice President– Real Estate and Leases	8/07 - Present
	East Properties Inc. +	Vice President– Real Estate and Leases	8/07 - Present
	FSFC, Inc. +	Vice President– Real Estate and Leases	8/07 - Present
	Holiday Properties, Inc. +	Vice President– Real Estate and Leases	8/07 - Present
	MBC Investments Corporation+	Vice President– Real Estate and Leases	8/07 - Present
	MBSC Securities Corporation++	Vice President– Real Estate and Leases	8/07 - Present
	MELDEL Leasing Corporation Number 2, Inc. +	Vice President– Real Estate and Leases	7/07 - Present
	Mellon Bank Community Development Corporation+	Vice President– Real Estate and Leases	11/07 - Present
	Mellon Capital Management Corporation+	Vice President– Real Estate and Leases	8/07 - Present
	Mellon Financial Services Corporation #1+	Vice President– Real Estate and Leases	8/07 - Present
	Mellon Financial Services Corporation #4+	Vice President – Real Estate and Leases	7/07 - Present
	Mellon Funding Corporation+	Vice President– Real Estate and Leases	12/07 - Present
John E. Lane Vice President (continued)	Mellon Holdings, LLC+	Vice President– Real Estate and Leases	12/07 - Present
	Mellon International Leasing Company+	Vice President– Real Estate and Leases	7/07 - Present
	Mellon Leasing Corporation+	Vice President– Real Estate and Leases	7/07 - Present
	Mellon Securities Trust Company+	Vice President– Real Estate and Leases	8/07 - 7/08
	Mellon Trust Company of Illinois+	Vice President– Real Estate and Leases	8/07 - 07/08
	Mellon Trust Company of New England, N.A.+	Vice President– Real Estate and Leases	8/07 - 6/08
	Mellon Trust Company of New York LLC++	Vice President– Real Estate and Leases	8/07 - 6/08
	Mellon Ventures, Inc. +	Vice President– Real Estate and Leases	8/07 - Present
	Melnamor Corporation+	Vice President– Real Estate and Leases	8/07 - Present
	MFS Leasing Corp. +	Vice President– Real Estate and Leases	7/07 - Present
	MMIP, LLC+	Vice President– Real Estate and Leases	8/07 - Present
	Pareto New York LLC ++	Vice President– Real Estate and Leases	10/07 - Present
	Pontus, Inc. +	Vice President– Real Estate and Leases	7/07 - Present
	Promenade, Inc. +	Vice President– Real Estate and Leases	8/07 - Present
	RECR, Inc. +	Vice President– Real Estate and Leases	8/07 - Present
	Technology Services Group, Inc.*****	Senior Vice President	6/06 - Present

	Tennesee Processing Center LLC*****	Managing Director	5/08 - Present
		Senior Vice President	4/04 - 5/08

	Texas AP, Inc. +	Vice President– Real Estate and Leases	8/07 - Present
	The Bank of New York Mellon*****	Vice President – Real Estate and Leases	7/08 - Present
	The Bank of New York Mellon Corporation*****	Executive Vice President	8/07 - Present

	Trilem, Inc. +	Vice President– Real Estate and Leases	8/07 - Present
Jeanne M. Login Vice President	A P Colorado, Inc. +	Vice President– Real Estate and Leases	8/07 - Present
	A P East, Inc. +	Vice President– Real Estate and Leases	8/07 - Present
	A P Management, Inc. +	Vice President– Real Estate and Leases	8/07 - Present
	A P Properties, Inc. +	Vice President – Real Estate and Leases	8/07 - Present
	Allomon Corporation+	Vice President– Real Estate and Leases	8/07 - Present
	AP Residential Realty, Inc. +	Vice President– Real Estate and Leases	8/07 - Present
Jeanne M. Login Vice President (continued)	AP Wheels, Inc. +	Vice President– Real Estate and Leases	8/07 - Present
	APT Holdings Corporation+	Vice President– Real Estate and Leases	8/07 - Present
	BNY Investment Management Services LLC++++	Vice President– Real Estate and Leases	1/01 - Present
	BNY Mellon, National Association +	Vice President – Real Estate and Leases	7/08 - Present
	Citmelex Corporation+	Vice President– Real Estate and Leases	8/07 - Present
	Eagle Investment Systems LLC+	Vice President– Real Estate and Leases	8/07 - Present
	East Properties Inc. +	Vice President– Real Estate and Leases	8/07 - Present
	FSFC, Inc. +	Vice President– Real Estate and Leases	8/07 - Present
	Holiday Properties, Inc. +	Vice President– Real Estate and Leases	8/07 - Present
	MBC Investments Corporation+	Vice President– Real Estate and Leases	8/07 - Present
	MBSC Securities Corporation++	Vice President– Real Estate and Leases	8/07 - Present
	MELDEL Leasing Corporation Number 2, Inc. +	Vice President– Real Estate and Leases	7/07 - Present
	Mellon Bank Community Development Corporation+	Vice President – Real Estate and Leases	11/07 - Present
	Mellon Capital Management Corporation+	Vice President– Real Estate and Leases	8/07 - Present
	Mellon Financial Services Corporation #1+	Vice President– Real Estate and Leases	8/07 - Present
	Mellon Financial Services Corporation #4+	Vice President – Real Estate and Leases	7/07 - Present
	Mellon Funding Corporation+	Vice President – Real Estate and Leases	12/07 - Present
	Mellon Holdings LLC+	Vice President – Real Estate and Leases	12/07 - Present
	Mellon International Leasing Company+	Vice President– Real Estate and Leases	7/07 - Present
	Mellon Leasing Corporation+	Vice President– Real Estate and Leases	7/07 - Present
	Mellon Securities Trust Company+	Vice President – Real Estate and Leases	8/07 - 7/08
	Mellon Trust of New England, N.A. *	Vice President – Real Estate and Leases	8/07 - 6/08
	Mellon Trust Company of Illinois+	Vice President– Real Estate and Leases	8/07 - 7/08
	MFS Leasing Corp. +	Vice President– Real Estate and Leases	7/07 - Present
	MMIP, LLC+	Vice President– Real Estate and Leases	8/07 - Present
	Pontus, Inc. +	Vice President– Real Estate and Leases	7/07 - Present
	Promenade, Inc. +	Vice President – Real Estate and Leases	8/07 - Present
Jeanne M. Login Vice President (continued)	RECR, Inc. +	Vice President – Real Estate and Leases	8/07 - Present
	Tennesee Processing Center LLC*****	Managing Director	5/08 - Present
		Senior Vice President	4/04 - 5/08

	Texas AP, Inc. +	Vice President – Real Estate and Leases	8/07 - Present
	The Bank of New York Mellon*****	Vice President – Real Estate and Leases	7/08 - Present
	Trilem, Inc. +	Vice President – Real Estate and Leases	8/07 - Present

James Bitetto

Secretary

	The Dreyfus Family of Funds++	Vice President and Assistant Secretary	8/05 - Present

	MBSC Securities Corporation++	Assistant Secretary	6/07 - Present

	Dreyfus Service Organization, Inc.++	Secretary	8/05 - Present

	The Dreyfus Consumer Credit Corporation++	Vice President	2/02 - 08/10

	Founders Asset Management LLC****	Assistant Secretary	3/09 - 12/09

*	The address of the business so indicated is One Boston Place, Boston, Massachusetts, 02108.
**	The address of the business so indicated is One Bush Street, Suite 450, San Francisco, California 94104.
***	The address of the business so indicated is 50 Fremont Street, Suite 3900, San Francisco, California 94104.
****	The address of the business so indicated is 210 University Blvd., Suite 800, Denver, Colorado 80206.
*****	The address of the business so indicated is One Wall Street, New York, New York 10286.
+	The address of the business so indicated is One Mellon Bank Center, Pittsburgh, Pennsylvania 15258.
++	The address of the business so indicated is 200 Park Avenue, New York, New York 10166.
+++	The address of the business so indicated is 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144.
++++	The address of the business so indicated is White Clay Center, Route 273, Newark, Delaware 19711.
+++++	The address of the business so indicated is 4005 Kennett Pike, Greenville, DE 19804.

Item 32. Principal Underwriters

(a) Other investment companies for which Registrant's principal underwriter (exclusive distributor) acts as principal underwriter or exclusive distributor:

Advantage Funds, Inc.
BNY Mellon Funds Trust
CitizensSelect Funds
Dreyfus Appreciation Fund, Inc.
Dreyfus BASIC Money Market Fund, Inc.
Dreyfus BASIC U.S. Government Money Market Fund
Dreyfus BASIC U.S. Mortgage Securities Fund
Dreyfus Bond Funds, Inc.
Dreyfus Cash Management
Dreyfus Cash Management Plus, Inc.
Dreyfus Connecticut Municipal Money Market Fund, Inc.
Dreyfus Dynamic Alternatives Fund, Inc.
Dreyfus Funds, Inc.
The Dreyfus Fund Incorporated
Dreyfus Government Cash Management Funds
Dreyfus Growth and Income Fund, Inc.
Dreyfus Index Funds, Inc.
Dreyfus Institutional Cash Advantage Funds
Dreyfus Institutional Preferred Money Market Funds
Dreyfus Institutional Reserves Funds
Dreyfus Intermediate Municipal Bond Fund, Inc.
Dreyfus International Funds, Inc.
Dreyfus Investment Funds
Dreyfus Investment Grade Funds, Inc.
Dreyfus Investment Portfolios
The Dreyfus/Laurel Funds, Inc.
The Dreyfus/Laurel Funds Trust
The Dreyfus/Laurel Tax-Free Municipal Funds
Dreyfus LifeTime Portfolios, Inc.
Dreyfus Liquid Assets, Inc.
Dreyfus Manager Funds I
Dreyfus Manager Funds II
Dreyfus Massachusetts Municipal Money Market Fund
Dreyfus Midcap Index Fund, Inc.
Dreyfus Money Market Instruments, Inc.
Dreyfus Municipal Bond Opportunity Fund
Dreyfus Municipal Cash Management Plus
Dreyfus Municipal Funds, Inc.
Dreyfus Municipal Money Market Fund, Inc.
Dreyfus New Jersey Municipal Bond Fund, Inc.
Dreyfus New Jersey Municipal Money Market Fund, Inc.
Dreyfus New York AMT-Free Municipal Bond Fund
Dreyfus New York AMT-Free Municipal Money Market Fund
Dreyfus New York Municipal Cash Management
Dreyfus New York Tax Exempt Bond Fund, Inc.
Dreyfus Opportunity Funds
Dreyfus Pennsylvania Municipal Money Market Fund
Dreyfus Premier California AMT-Free Municipal Bond Fund, Inc.
Dreyfus Premier GNMA Fund, Inc.
Dreyfus Premier Investment Funds, Inc.
Dreyfus Premier Short-Intermediate Municipal Bond Fund
Dreyfus Premier Worldwide Growth Fund, Inc.
Dreyfus Research Growth Fund, Inc.
Dreyfus State Municipal Bond Funds
Dreyfus Stock Funds
Dreyfus Short-Intermediate Government Fund
The Dreyfus Socially Responsible Growth Fund, Inc.
Dreyfus Stock Index Fund, Inc.
Dreyfus Tax Exempt Cash Management Funds
The Dreyfus Third Century Fund, Inc.
Dreyfus Treasury & Agency Cash Management
Dreyfus Treasury Prime Cash Management
Dreyfus U.S. Treasury Intermediate Term Fund
Dreyfus U.S. Treasury Long Term Fund
Dreyfus 100% U.S. Treasury Money Market Fund
Dreyfus Variable Investment Fund
Dreyfus Worldwide Dollar Money Market Fund, Inc.
General California Municipal Money Market Fund
General Government Securities Money Market Funds, Inc.
General Money Market Fund, Inc.
General Municipal Money Market Funds, Inc.
General New York Municipal Money Market Fund
Strategic Funds, Inc.

(b)

Name and principal Business address

Positions and offices with the Distributor

Positions and Offices with Registrant
Jon R. Baum*	Chief Executive Officer and Chairman of the Board	None
Ken Bradle**	President and Director	None
Robert G. Capone****	Executive Vice President and Director	None
J. Charles Cardona*	Executive Vice President and Director	None
Sue Ann Cormack**	Executive Vice President	None
John M. Donaghey***	Executive Vice President and Director	None
Dwight D. Jacobsen*	Executive Vice President and Director	None
Mark A. Keleher*****	Executive Vice President	None
James D. Kohley***	Executive Vice President	None
Jeffrey D. Landau*	Executive Vice President and Director	None
William H. Maresca*	Executive Vice President and Director	None
Timothy M. McCormick*	Executive Vice President	None
David K. Mossman***	Executive Vice President	None
Irene Papadoulis**	Executive Vice President	None
Matthew Perrone**	Executive Vice President	None
Noreen Ross*	Executive Vice President	None
Bradley J. Skapyak*	Executive Vice President	President
Gary Pierce*	Chief Financial Officer and Director	None
Tracy Hopkins*	Senior Vice President	None
Denise B. Kneeland****	Senior Vice President	None
Mary T. Lomasney****	Senior Vice President	None
Barbara A. McCann****	Senior Vice President	None
Kevin L. O’Shea***	Senior Vice President	None
Christine Carr Smith*****	Senior Vice President	None
Ronald Jamison*	Chief Legal Officer and Secretary	None
Joseph W. Connolly*	Chief Compliance Officer (Investment Advisory Business)	Chief Compliance Officer
Stephen Storen*	Chief Compliance Officer	None
Maria Georgopoulos*	Vice President – Facilities Management	None
Stewart Rosen*	Vice President – Facilities Management	None
Natalia Gribas*	Vice President – Compliance and Anti-Money Laundering Officer	Anti-Money Laundering Compliance Officer
Karin L. Waldmann*	Privacy Officer	None
Gary E. Abbs***	Vice President - Tax	None
Timothy I. Barrett**	Vice President	None
Gina DiChiara*	Vice President	None
Jill Gill*	Vice President	None
Joanne S. Huber***	Vice President - Tax	None
John E. Lane******	Vice President – Real Estate and Leases	None
Jeanne M. Login******	Vice President – Real Estate and Leases	None
Donna M. Impagliazzo**	Vice President – Compliance	None
Edward A. Markward*	Vice President – Compliance	None
Anthony Nunez*	Vice President – Finance	None
William Schalda*	Vice President	None
John Shea*	Vice President – Finance	None
Christopher A. Stallone**	Vice President	None
Susan Verbil*	Vice President – Finance	None
William Verity*	Vice President – Finance	None
James Windels*	Vice President	Treasurer
James Bitetto*	Assistant Secretary	Vice President and Assistant Secretary
James D. Muir*	Assistant Secretary	None
Barbara J. Parrish***	Assistant Secretary	None
Cristina Rice***	Assistant Secretary	None

*	Principal business address is 200 Park Avenue, New York, NY 10166.
**	Principal business address is 144 Glenn Curtiss Blvd., Uniondale, NY 11556-0144.
***	Principal business address is One Mellon Bank Center, Pittsburgh, PA 15258.
****	Principal business address is One Boston Place, Boston, MA 02108.
*****	Principal business address is 50 Fremont Street, Suite 3900, San Francisco, CA 94104.
******	Principal business address is 101 Barclay Street, New York 10286.

Item 33.     Location of Accounts and Records

                  1.         The Bank of New York Mellon

                              One Wall Street

                              New York, New York 10286

                  2.         DST Systems, Inc.

                              1055 Broadway

                              Kansas City, MO 64105

                  3.         The Dreyfus Corporation

                              200 Park Avenue

                              New York, New York 10166

Item 34.     Management Services

                  Not Applicable

Item 35.     Undertakings

                  None

SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York on the 29th day of December, 2010.

Strategic Funds, Inc.

BY: /s/Bradley J. Skapyak*

____________________________

Bradley J. Skapyak, PRESIDENT

   Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

       Signatures                         Title                                 Date

__________________________     ______________________________                 __________

/s/Bradley J. Skapyak*               President                                  12/29/10

______________________________       (Principal Executive

Bradley J. Skapyak                   Officer)

/s/James Windels*                    Treasurer
______________________________       (Principal Financial and Accounting        12/29/10

James Windels                        Officer)

/s/Joseph S. DiMartino*              Chairman of the Board                      12/29/10

__________________________________

Joseph S. DiMartino

/s/David W. Burke*                   Board Member                               12/29/10

_________________________________

David W. Burke

/s/William Hodding Carter III*       Board Member                               12/29/10

_________________________________

William Hodding Carter III

/s/Gordon J. Davis*                  Board Member                               12/29/10

_________________________________

Gordon J. Davis

/s/Joni Evans*                       Board Member                               12/29/10

__________________________________

Joni Evans

/s/Ehud Houminer*                    Board Member                               12/29/10

_________________________________

Ehud Houminer

/s/Richard C. Leone*                 Board Member                               12/29/10

________________________________

Richard C. Leone

/s/Hans C. Mautner*                  Board Member                               12/29/10

___________________________________

Hans C. Mautner

/s/Robin A. Melvin*                  Board Member                               12/29/10

___________________________________

Robin A. Melvin

/s/Burton N. Wallack*                Board Member                               12/29/10

__________________________________

Burton N. Wallack

/s/John E. Zuccotti*                 Board Member                               12/29/10

_________________________________

John E. Zuccotti

*BY:  /s/John B. Hammalian

      John B. Hammalian,

      Attorney-in-Fact

INDEX OF EXHIBITS

Exhibit No.

28(g)(iii)          Form of Custody Agreement with The Bank New York Mellon

28 (j)                Consent of Independent Registered Public Accounting Firm.